Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 11.8%
Ampol Ltd.	222,217	4,517,000
Aurizon Holdings Ltd.	1,717,070	3,955,878
BHP Group Ltd.	894,820	24,333,055
Harvey Norman Holdings Ltd.	603,084	1,315,263
Rio Tinto Ltd.	341,274	23,631,532
Wesfarmers Ltd.	853,436	26,328,191
		84,080,919

Belgium 0.1%
Proximus SADP	90,863	703,463

Canada 8.8%
BCE, Inc.	174,923	7,880,736
Great-West Lifeco, Inc.	79,767	2,255,165
Quebecor, Inc., Class B	89,469	2,130,590
Sun Life Financial, Inc.	173,021	8,369,110
The Bank of Nova Scotia	351,585	16,959,780
The Toronto-Dominion Bank	445,372	25,176,476
		62,771,857

China 4.3%
Anhui Conch Cement Co., Ltd., H Shares	488,697	1,298,489
China Construction Bank Corp., H Shares	27,029,564	17,298,645
China Life Insurance Co., Ltd., H Shares	2,038,642	3,442,768
China Shenhua Energy Co., Ltd., H Shares	1,154,696	3,650,717
PICC Property & Casualty Co., Ltd., H Shares	1,894,493	2,257,927
The People's Insurance Co. Group of China Ltd., H Shares	2,257,280	853,518
Tingyi Cayman Islands Holding Corp.	581,122	871,507
Want Want China Holdings Ltd.	1,561,778	1,045,408
		30,718,979

Finland 3.6%
Elisa Oyj	87,603	4,893,824
Kesko Oyj, B Shares	104,121	1,963,096
Kone Oyj, B Shares	376,524	19,055,045
		25,911,965

Germany 7.7%
Deutsche Post AG	653,766	29,308,016
E.ON SE	2,095,840	25,270,790
		54,578,806

SECURITY	NUMBER OF SHARES	VALUE ($)
India 2.3%
Colgate-Palmolive (India) Ltd.	41,799	804,055
HCL Technologies Ltd.	361,943	5,009,687
Indian Oil Corp., Ltd.	1,301,652	1,416,004
ITC Ltd.	931,014	5,013,383
Petronet LNG Ltd.	257,755	703,646
Power Grid Corp. of India Ltd.	1,169,028	3,304,375
		16,251,150

Israel 0.1%
The First International Bank of Israel Ltd.	15,249	574,040

Italy 5.4%
Assicurazioni Generali S.p.A.	355,782	6,719,287
Enel S.p.A.	5,015,718	31,324,242
		38,043,529

Japan 12.5%
Daito Trust Construction Co., Ltd.	64,331	6,100,889
Japan Tobacco, Inc.	419,135	9,119,782
KDDI Corp.	937,700	28,799,132
K's Holdings Corp.	157,056	1,350,065
Nintendo Co., Ltd.	747,330	31,751,429
Niterra Co., Ltd.	160,478	2,963,413
Sompo Holdings, Inc.	102,436	4,171,784
Tosoh Corp.	394,760	4,534,873
		88,791,367

Malaysia 0.4%
Kuala Lumpur Kepong Berhad	174,907	791,259
Petronas Chemicals Group Berhad	1,196,652	1,700,799
		2,492,058

Mexico 0.5%
Arca Continental S.A.B. de C.V.	146,628	1,476,581
Coca-Cola Femsa S.A.B. de C.V.	163,549	1,338,084
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	440,573	892,645
		3,707,310

Netherlands 1.7%
Koninklijke Ahold Delhaize N.V.	378,653	11,973,211

New Zealand 0.5%
Spark New Zealand Ltd.	1,089,336	3,368,931

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 1.7%
Gjensidige Forsikring A.S.A.	56,279	941,944
Telenor A.S.A.	373,725	3,823,462
Yara International A.S.A.	197,767	7,351,293
		12,116,699

Qatar 0.3%
Industries Qatar QSC	680,684	2,240,273

Republic of Korea 0.7%
GS Holdings Corp.	86,618	2,512,558
KT&G Corp.	41,782	2,631,739
		5,144,297

Russia 0.0%
Severstal PAO *(a)(b)	708	246

Saudi Arabia 1.6%
Jarir Marketing Co.	202,520	950,291
SABIC Agri-Nutrients Co.	96,748	3,224,245
Saudi Telecom Co.	615,052	7,092,087
		11,266,623

Singapore 0.8%
Singapore Exchange Ltd.	241,926	1,657,064
Singapore Technologies Engineering Ltd.	1,451,223	3,920,343
		5,577,407

South Africa 0.2%
Vodacom Group Ltd.	285,078	1,587,791

Spain 1.0%
Red Electrica Corp. S.A.	404,183	6,827,605

Sweden 0.4%
Tele2 AB, B Shares	318,768	2,887,879

Switzerland 10.5%
EMS-Chemie Holding AG	8,228	6,345,501
Kuehne & Nagel International AG	52,982	15,016,831
Roche Holding AG	99,638	31,412,428
SGS S.A.	141,690	12,529,913
Swisscom AG	14,753	9,308,681
		74,613,354

Taiwan 5.6%
Advantech Co., Ltd.	151,289	2,003,893
Asia Cement Corp.	1,059,515	1,515,440
Asustek Computer, Inc.	238,053	2,362,905
Chicony Electronics Co., Ltd.	229,618	792,108
Chunghwa Telecom Co., Ltd.	1,299,407	5,328,298
CTCI Corp.	191,823	255,015
Formosa Plastics Corp.	1,794,888	5,496,671
Fubon Financial Holding Co., Ltd.	2,177,831	4,309,239
King Slide Works Co., Ltd.	16,285	224,712
King Yuan Electronics Co., Ltd.	382,248	671,756
Lite-On Technology Corp.	760,668	2,203,220
Nan Ya Plastics Corp.	2,335,161	5,904,874
Quanta Computer, Inc.	952,196	3,610,148
Radiant Opto-Electronics Corp.	157,405	604,468
SECURITY	NUMBER OF SHARES	VALUE ($)
Simplo Technology Co., Ltd.	56,436	569,365
Synnex Technology International Corp.	435,859	906,400
Tripod Technology Corp.	152,964	639,684
Wistron Corp.	994,816	2,159,441
		39,557,637

Thailand 0.2%
Bangkok Chain Hospital PCL, NVDR	477,000	253,578
Intouch Holdings PCL NVDR	394,869	848,174
Supalai PCL NVDR	230,212	133,629
Tisco Financial Group PCL NVDR	110,596	306,681
		1,542,062

United Arab Emirates 0.2%
Abu Dhabi Islamic Bank PJSC	397,335	1,081,772

United Kingdom 16.5%
Admiral Group plc	81,431	2,346,520
British American Tobacco plc	753,843	23,867,027
GSK plc	1,672,324	27,906,542
Imperial Brands plc	365,740	7,683,404
Schroders plc	270,462	1,527,220
SSE plc	978,599	22,820,255
St. James's Place plc	160,622	2,219,685
Unilever plc	576,758	28,800,657
		117,171,310
Total Common Stocks (Cost $718,991,352)		705,582,540

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC *(a)(b)	69,290	2,243
Total Preferred Stocks (Cost $260,897)		2,243

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)	491,851	491,851
Total Short-Term Investments (Cost $491,851)		491,851
Total Investments in Securities (Cost $719,744,100)		706,076,634

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/16/23	37	3,798,790	(133,843)
MSCI Emerging Markets Index, expires 06/16/23	4	191,360	(5,067)
Net Unrealized Depreciation			(138,910)

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see Notes for additional information).
(b)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(c)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$705,582,294	$—	$—	$705,582,294
Russia	—	—	246	246
Preferred Stocks[1]
Russia	—	—	2,243	2,243
Short-Term Investments[1]	491,851	—	—	491,851
Liabilities
Futures Contracts[2]	(138,910)	—	—	(138,910)
Total	$705,935,235	$—	$2,489	$705,937,724

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.8% OF NET ASSETS

Australia 6.6%
Adbri Ltd.	789,649	1,103,806
AGL Energy Ltd.	1,008,669	6,129,417
Allkem Ltd. *	974,372	9,363,887
ALS Ltd.	798,759	5,970,389
Altium Ltd.	197,280	4,943,372
Alumina Ltd.	4,226,502	3,966,012
Amcor plc	2,457,030	23,771,498
AMP Ltd.	5,108,457	3,620,002
Ampol Ltd.	389,693	7,921,281
Ansell Ltd.	227,630	3,944,981
ANZ Group Holdings Ltd.	4,976,839	73,819,841
APA Group	1,955,670	12,706,741
Aristocrat Leisure Ltd.	1,109,396	26,671,676
ASX Ltd.	320,977	14,006,576
Atlas Arteria Ltd.	2,363,327	9,788,332
Aurizon Holdings Ltd.	2,892,375	6,663,609
Bank of Queensland Ltd.	1,084,762	3,839,960
Beach Energy Ltd.	3,005,579	2,703,634
Bendigo & Adelaide Bank Ltd.	896,294	4,982,514
BHP Group Ltd.	8,350,490	227,076,875
BlueScope Steel Ltd.	755,608	9,056,125
Boral Ltd. *	495,985	1,280,697
Brambles Ltd.	2,310,743	20,546,757
carsales.com Ltd.	589,649	8,864,366
Challenger Ltd.	1,091,526	4,379,562
Charter Hall Group	776,067	5,624,995
Cleanaway Waste Management Ltd.	3,717,012	6,254,206
Cochlear Ltd.	106,955	16,847,847
Coles Group Ltd.	2,087,532	24,290,012
Commonwealth Bank of Australia	2,803,274	175,572,328
Computershare Ltd.	878,654	12,714,363
CSL Ltd.	798,539	158,334,524
CSR Ltd.	768,218	2,436,046
Deterra Royalties Ltd.	704,530	2,047,155
Dexus	1,831,864	9,732,878
Domain Holdings Australia Ltd.	461,061	1,029,396
Domino's Pizza Enterprises Ltd.	99,060	3,096,993
Downer EDI Ltd.	1,082,327	2,514,536
Endeavour Group Ltd.	2,323,298	9,276,731
Evolution Mining Ltd.	2,834,400	6,309,929
Flight Centre Travel Group Ltd. *	247,174	3,379,926
Fortescue Metals Group Ltd.	2,642,985	32,874,033
Goodman Group	3,076,876	39,087,257
Harvey Norman Holdings Ltd.	963,125	2,100,475
IDP Education Ltd.	297,343	4,198,724
IGO Ltd.	1,017,932	9,393,841
Iluka Resources Ltd.	683,614	4,972,584
Incitec Pivot Ltd.	3,168,771	6,069,983
Insignia Financial Ltd.	1,007,867	1,871,932
Insurance Australia Group Ltd.	4,060,491	13,638,004
James Hardie Industries plc *	735,459	18,033,830
JB Hi-Fi Ltd.	172,327	4,749,697
SECURITY	NUMBER OF SHARES	VALUE ($)
Lendlease Corp., Ltd.	1,141,052	5,833,610
Lynas Rare Earths Ltd. *	1,529,424	7,433,147
Macquarie Group Ltd.	573,189	63,334,162
Magellan Financial Group Ltd. (a)	214,775	1,096,644
Medibank Pvt Ltd.	4,505,051	10,408,133
Metcash Ltd.	1,521,071	3,494,481
Mineral Resources Ltd.	287,780	13,183,703
Mirvac Group	6,646,875	9,893,507
National Australia Bank Ltd.	5,215,156	87,648,433
New Hope Corp., Ltd.	387,365	1,155,650
Newcrest Mining Ltd.	1,480,748	24,617,852
NEXTDC Ltd. *	860,723	7,079,684
Northern Star Resources Ltd.	1,862,763	15,562,836
Nufarm Ltd.	643,471	2,269,501
Orica Ltd.	761,073	7,530,758
Origin Energy Ltd.	2,850,963	15,368,854
Orora Ltd.	1,396,786	2,973,930
Perpetual Ltd.	191,680	3,068,891
Pilbara Minerals Ltd.	4,569,919	13,042,234
Platinum Asset Management Ltd.	929,343	1,016,407
Pro Medicus Ltd.	68,421	2,627,938
Qantas Airways Ltd. *	1,334,608	5,743,548
QBE Insurance Group Ltd.	2,470,332	23,372,631
Qube Holdings Ltd.	2,748,986	5,283,648
Ramsay Health Care Ltd.	286,446	10,634,878
REA Group Ltd.	81,562	7,259,224
Reece Ltd.	366,926	4,312,203
Region RE Ltd.	2,023,270	3,286,491
Rio Tinto Ltd.	612,932	42,442,502
Santos Ltd.	4,957,644	23,388,791
Scentre Group	8,639,996	15,152,620
SEEK Ltd.	569,868	8,677,629
Seven Group Holdings Ltd.	222,826	3,371,439
Sims Ltd.	265,800	2,442,577
Sonic Healthcare Ltd.	755,574	17,206,842
South32 Ltd.	7,656,745	19,225,640
Steadfast Group Ltd.	1,675,328	6,429,237
Stockland	4,009,704	11,054,187
Suncorp Group Ltd.	2,082,319	17,922,715
Tabcorp Holdings Ltd.	3,686,320	2,719,586
Telstra Group Ltd.	6,789,066	19,155,850
The GPT Group	3,102,437	8,412,438
The Lottery Corp., Ltd.	3,647,305	11,754,559
The Star Entertainment Grp Ltd. *	2,291,806	1,720,445
TPG Telecom Ltd.	594,569	2,104,721
Transurban Group	5,107,862	49,054,399
Treasury Wine Estates Ltd.	1,205,873	9,068,023
Vicinity Ltd.	6,234,459	7,484,238
Washington H Soul Pattinson & Co., Ltd.	446,233	9,275,602
Wesfarmers Ltd.	1,876,238	57,881,261
Westpac Banking Corp.	5,793,909	77,540,234
Whitehaven Coal Ltd.	1,234,901	4,523,280
WiseTech Global Ltd.	258,689	12,527,333
Woodside Energy Group Ltd.	3,126,741	69,405,027
Woolworths Group Ltd.	2,012,410	48,889,505

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Worley Ltd.	621,812	6,555,187
Xero Ltd. *	207,627	14,773,519
Yancoal Australia Ltd. (a)	267,286	788,762
		2,013,055,261

Austria 0.2%
ANDRITZ AG	115,433	6,171,617
Erste Group Bank AG	536,181	17,303,021
OMV AG	237,474	10,552,172
Raiffeisen Bank International AG *	204,501	2,986,855
Telekom Austria AG *	261,536	1,901,577
Verbund AG	108,107	8,131,093
Voestalpine AG	192,843	5,957,998
		53,004,333

Belgium 0.8%
Ackermans & van Haaren N.V.	36,375	5,944,882
Ageas S.A./N.V.	300,723	11,968,031
Anheuser-Busch InBev S.A./N.V.	1,433,501	76,275,253
Argenx SE *	91,069	35,398,537
D'ieteren Group	37,293	6,428,882
Elia Group S.A./N.V.	63,517	7,658,623
Groupe Bruxelles Lambert N.V.	160,691	12,348,222
KBC Group N.V.	455,698	29,722,455
Lotus Bakeries NV	665	4,133,218
Proximus SADP	239,171	1,851,667
Sofina S.A.	25,929	5,335,083
Solvay S.A.	115,398	12,014,704
UCB S.A.	200,071	17,387,871
Umicore S.A.	340,085	9,426,683
Warehouses De Pauw CVA	263,486	7,370,882
		243,264,993

Canada 8.2%
Agnico Eagle Mines Ltd.	814,734	41,405,006
Alimentation Couche-Tard, Inc.	1,263,260	61,085,912
Bank of Montreal	1,111,742	92,600,183
Barrick Gold Corp.	2,916,004	49,211,456
BCE, Inc.	505,284	22,764,358
Brookfield Asset Management Ltd., Class A	449,476	13,722,691
Brookfield Corp.	2,214,988	66,434,974
Canadian Imperial Bank of Commerce	1,465,086	60,325,803
Canadian National Railway Co.	987,133	111,153,224
Canadian Natural Resources Ltd.	1,800,902	96,888,077
Canadian Pacific Kansas City Ltd.	1,539,168	117,127,594
Canadian Tire Corp., Ltd., Class A	88,833	10,656,300
Canadian Utilities Ltd., Class A	211,257	5,664,914
Cenovus Energy, Inc.	2,312,709	36,903,302
CGI, Inc. *	352,412	36,451,944
Constellation Software, Inc.	31,742	64,637,809
Dollarama, Inc.	451,733	27,443,619
Enbridge, Inc.	3,353,392	117,897,891
Fairfax Financial Holdings Ltd.	35,042	25,118,976
Fortis, Inc.	784,903	32,971,354
Franco-Nevada Corp.	315,829	45,837,376
George Weston Ltd.	112,701	13,239,238
Great-West Lifeco, Inc.	442,442	12,508,678
Hydro One Ltd.	513,318	14,610,662
IGM Financial, Inc.	134,652	3,950,505
Imperial Oil Ltd.	292,833	13,274,751
Intact Financial Corp.	292,550	43,057,127
Loblaw Cos., Ltd.	254,202	22,196,156
Magna International, Inc.	442,925	21,401,688
Manulife Financial Corp.	3,090,519	57,181,309
SECURITY	NUMBER OF SHARES	VALUE ($)
Metro, Inc.	388,356	20,402,047
National Bank of Canada	551,786	39,505,491
Nutrien Ltd.	860,631	45,282,373
Pembina Pipeline Corp.	901,991	27,272,736
Power Corp. of Canada	889,662	22,999,134
Restaurant Brands International, Inc.	502,160	36,410,571
Royal Bank of Canada	2,333,624	208,469,037
Saputo, Inc.	401,246	10,366,924
Shopify, Inc., Class A *	1,886,500	107,794,052
Sun Life Financial, Inc.	966,973	46,772,953
Suncor Energy, Inc.	2,236,417	62,569,660
TC Energy Corp.	1,694,203	65,858,667
Teck Resources Ltd., Class B	742,636	28,950,402
TELUS Corp.	773,466	14,635,140
The Bank of Nova Scotia	1,972,543	95,151,655
The Toronto-Dominion Bank	3,015,549	170,466,258
Thomson Reuters Corp.	270,610	34,365,260
Tourmaline Oil Corp.	473,514	19,768,939
Waste Connections, Inc.	426,020	58,144,067
Wheaton Precious Metals Corp.	744,408	33,690,856
		2,486,599,099

Denmark 2.5%
AP Moller - Maersk A/S, Class A	4,345	7,271,524
AP Moller - Maersk A/S, Class B	8,264	13,859,698
Carlsberg A/S, Class B	152,284	22,880,098
Chr. Hansen Holding A/S	168,415	12,180,504
Coloplast A/S, Class B	219,558	27,565,763
Danske Bank A/S *	1,082,365	21,956,582
Demant A/S *	160,729	6,093,031
DSV A/S	295,077	56,711,457
Genmab A/S *	109,099	42,560,667
H. Lundbeck A/S	499,970	2,616,805
Novo Nordisk A/S, Class B	2,591,827	414,160,983
Novozymes A/S, Class B	325,508	15,643,508
Orsted A/S	313,094	27,341,714
Pandora A/S	143,314	11,386,828
Rockwool A/S, Class B	9,967	2,370,038
Royal Unibrew A/S	80,259	6,820,383
Tryg A/S	583,849	13,248,020
Vestas Wind Systems A/S *	1,670,901	47,444,097
		752,111,700

Finland 1.0%
Elisa Oyj	245,441	13,711,232
Fortum Oyj	721,782	9,564,786
Huhtamaki Oyj	152,109	4,958,959
Kesko Oyj, B Shares	460,045	8,673,681
Kojamo Oyj	339,000	3,390,007
Kone Oyj, B Shares	537,750	27,214,336
Metso Oyj	999,990	10,911,428
Neste Oyj	692,451	26,110,921
Nokia Oyj	9,289,181	37,582,641
Nordea Bank Abp	5,748,176	56,237,872
Orion Oyj, B Shares	171,873	7,254,229
Sampo Oyj, A Shares	769,373	35,286,244
Stora Enso Oyj, R Shares	966,450	12,204,291
UPM-Kymmene Oyj	882,155	26,398,874
Valmet Oyj	283,166	8,310,849
Wartsila Oyj Abp	791,803	8,939,458
		296,749,808

France 9.6%
Accor S.A.	306,266	10,112,024
Aeroports de Paris *	53,148	8,051,542
Air Liquide S.A.	847,216	141,479,954

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Airbus SE	924,567	120,785,375
ALD S.A.	233,092	2,502,390
Alstom S.A.	500,370	13,730,865
Amundi S.A.	92,595	5,192,439
Arkema S.A.	103,963	9,033,052
AXA S.A.	3,105,262	87,447,410
BioMerieux	71,358	7,123,643
BNP Paribas S.A.	1,829,908	105,366,249
Bollore SE	1,638,642	10,464,271
Bouygues S.A.	336,654	10,752,852
Bureau Veritas S.A.	464,569	11,752,927
Capgemini SE	267,567	46,439,233
Carrefour S.A.	975,827	17,878,063
Cie de L'Odet SE	596	958,177
Cie de Saint-Gobain	757,552	41,835,050
Cie Generale des Etablissements Michelin S.C.A.	1,167,205	33,050,140
Covivio S.A.	79,951	3,898,685
Credit Agricole S.A.	1,988,953	22,671,568
Danone S.A.	1,008,161	59,479,476
Dassault Aviation S.A.	38,837	6,550,135
Dassault Systemes SE	1,102,626	48,325,215
Edenred	414,290	26,535,817
Eiffage S.A.	120,959	12,846,441
Engie S.A.	2,765,640	41,402,132
EssilorLuxottica S.A.	493,213	88,568,203
Eurazeo SE	81,397	5,545,074
Eurofins Scientific SE	200,356	13,166,279
Euronext N.V.	133,463	8,843,010
Gecina S.A.	83,779	8,552,086
Getlink SE	586,553	9,930,151
Hermes International	51,245	103,899,732
ICADE	53,613	2,128,521
Ipsen S.A.	55,915	6,443,949
JCDecaux SE *	125,341	2,536,223
Kering S.A.	119,411	63,442,003
Klepierre S.A.	302,070	6,820,742
La Francaise des Jeux SAEM	145,106	5,578,394
Legrand S.A. *	443,119	41,789,329
L'Oreal S.A.	408,301	173,680,646
LVMH Moet Hennessy Louis Vuitton SE	408,795	354,711,045
Neoen S.A.	109,015	3,258,835
Orange S.A.	3,164,496	37,690,645
Pernod-Ricard S.A.	339,599	73,169,621
Publicis Groupe S.A.	372,683	27,542,048
Remy Cointreau S.A.	40,794	6,251,759
Renault S.A.	319,119	10,643,560
Rexel S.A. *	389,754	7,944,683
Safran S.A.	577,726	83,419,378
Sanofi	1,806,014	182,681,209
Sartorius Stedim Biotech	40,226	10,532,544
Schneider Electric SE	884,745	152,180,237
SCOR SE	252,926	6,447,200
SEB S.A.	48,319	4,522,833
Societe Generale S.A.	1,223,197	28,206,618
Sodexo S.A.	145,209	15,643,284
SOITEC *	39,962	5,578,929
STMicroelectronics N.V.	1,052,473	45,549,288
Teleperformance	97,640	14,562,756
Thales S.A.	165,261	22,956,881
TotalEnergies SE	3,772,407	213,475,256
UbiSoft Entertainment S.A. *	156,267	4,419,800
Unibail-Rodamco-Westfield *	169,258	7,723,089
Valeo S.A.	400,796	7,674,106
Veolia Environnement S.A.	1,047,719	30,761,453
Vinci S.A.	822,299	93,205,774
Vivendi SE	1,155,819	10,215,096
SECURITY	NUMBER OF SHARES	VALUE ($)
Wendel SE	46,032	4,824,046
Worldline S.A. *	400,327	15,513,771
		2,927,895,211

Germany 6.7%
adidas AG	278,560	44,991,397
Allianz SE	666,542	142,105,920
BASF SE	1,521,226	72,031,340
Bayer AG	1,629,820	90,595,944
Bayerische Motoren Werke AG	524,375	56,976,987
Bechtle AG	130,986	5,122,150
Beiersdorf AG	163,637	20,786,130
Brenntag SE	257,987	20,182,437
Carl Zeiss Meditec AG, Class B	61,957	6,925,592
Commerzbank AG *	1,726,322	17,300,065
Continental AG	180,096	11,957,785
Covestro AG *	298,019	11,456,917
CTS Eventim AG & Co., KGaA	98,673	6,616,786
Daimler Truck Holding AG *	692,356	20,888,824
Delivery Hero SE *	311,987	11,641,331
Deutsche Bank AG	3,369,727	34,042,219
Deutsche Boerse AG	303,831	52,312,165
Deutsche Lufthansa AG *	995,636	9,722,863
Deutsche Post AG	1,602,435	71,836,392
Deutsche Telekom AG	5,605,422	123,970,925
Deutsche Wohnen SE	81,236	1,611,733
DWS Group GmbH & Co. KGaA	55,818	1,793,559
E.ON SE	3,658,009	44,106,791
Evonik Industries AG *	303,031	6,055,787
Fielmann AG	39,455	1,968,548
Fraport AG Frankfurt Airport Services Worldwide *	57,382	2,909,482
Fresenius Medical Care AG & Co. KGaA	335,030	14,269,165
Fresenius SE & Co. KGaA	675,807	18,437,034
FUCHS PETROLUB SE	47,170	1,483,495
GEA Group AG	266,622	11,168,018
Hannover Rueck SE	100,302	21,407,786
Heidelberg Materials AG	238,209	16,984,490
Hella GmbH & Co. KGaA	35,540	2,693,923
HelloFresh SE *	259,408	6,147,817
Henkel AG & Co. KGaA	163,615	11,707,742
HOCHTIEF AG	35,652	2,957,070
Infineon Technologies AG	2,166,291	80,208,365
KION Group AG	126,523	4,397,291
Knorr-Bremse AG	112,754	7,690,849
LANXESS AG	145,847	5,219,717
LEG Immobilien SE *	122,751	6,348,255
Mercedes-Benz Group AG	1,423,423	105,876,796
Merck KGaA	213,188	36,989,788
METRO AG *	215,527	1,669,304
MTU Aero Engines AG	88,554	20,373,128
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	232,505	82,789,803
Nemetschek SE	92,471	7,220,246
Puma SE	168,199	7,983,193
QIAGEN N.V. *	364,661	16,409,780
Rational AG	8,002	5,353,162
Rheinmetall AG	71,142	17,929,642
RTL Group S.A.	65,076	2,521,180
RWE AG	1,046,501	43,645,209
SAP SE	1,836,100	239,163,301
Sartorius AG	4,698	1,267,160
Scout24 SE	123,401	7,893,471
Siemens AG	1,236,535	202,143,583
Siemens Energy AG *	787,227	19,924,103
Siemens Healthineers AG	462,535	26,085,452

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sixt SE	26,511	2,896,997
SUSE S.A. *	58,040	873,077
Symrise AG	214,902	22,906,128
Talanx AG	89,811	4,993,234
Telefonica Deutschland Holding AG	1,503,663	4,224,052
ThyssenKrupp AG	804,208	5,511,151
Traton SE	77,090	1,544,269
United Internet AG	150,590	2,157,712
Volkswagen AG	50,880	7,615,743
Vonovia SE	1,181,258	21,610,267
Wacker Chemie AG	25,945	3,435,369
Zalando SE *	363,728	10,485,316
		2,034,522,702

Hong Kong 2.3%
AAC Technologies Holdings, Inc.	1,123,939	2,305,810
AIA Group Ltd.	19,411,499	186,223,431
ASMPT Ltd.	512,807	4,369,332
BOC Aviation Ltd.	334,693	2,460,522
BOC Hong Kong Holdings Ltd.	5,977,786	17,754,099
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	2,718,421	6,834,034
Cafe de Coral Holdings Ltd.	533,640	662,598
Cathay Pacific Airways Ltd. *(a)	1,651,648	1,506,437
Champion REIT	3,225,800	1,170,284
China Travel International Investment Hong Kong Ltd. *	3,739,762	716,590
Chow Tai Fook Jewellery Group Ltd.	2,939,979	5,205,264
CK Asset Holdings Ltd.	3,175,883	17,120,335
CK Hutchison Holdings Ltd.	4,444,053	26,880,326
CK Infrastructure Holdings Ltd.	992,292	5,488,614
CLP Holdings Ltd.	2,699,481	19,673,029
Dah Sing Banking Group Ltd.	557,921	410,516
Dah Sing Financial Holdings Ltd	190,507	476,982
DFI Retail Group Holdings Ltd.	541,197	1,520,764
ESR Group Ltd.	3,389,076	5,004,659
First Pacific Co., Ltd.	4,509,610	1,687,881
FIT Hon Teng Ltd. *	1,885,022	349,156
Galaxy Entertainment Group Ltd. *	3,552,859	22,034,466
Guotai Junan International Holdings Ltd.	5,211,563	399,443
Haitong International Securities Group Ltd. *	5,706,822	481,142
Hang Lung Group Ltd.	1,460,959	2,176,065
Hang Lung Properties Ltd.	2,916,718	4,620,101
Hang Seng Bank Ltd.	1,180,884	15,793,895
Henderson Land Development Co., Ltd.	2,175,422	6,905,660
Hong Kong & China Gas Co., Ltd.	18,108,152	16,331,051
Hong Kong Exchanges & Clearing Ltd.	2,109,209	77,220,234
Hongkong Land Holdings Ltd.	1,822,805	7,819,833
Huabao International Holdings Ltd. (a)	1,520,531	600,190
Hutchison Telecommunications Hong Kong Holdings Ltd	2,552,496	391,275
HUTCHMED China Ltd. *	733,974	1,781,433
Hysan Development Co., Ltd.	1,073,575	2,723,623
Jardine Matheson Holdings Ltd.	323,712	15,541,413
Johnson Electric Holdings Ltd.	575,610	705,887
JS Global Lifestyle Co., Ltd. *	2,074,576	1,939,884
Kerry Logistics Network Ltd.	501,304	582,744
Kerry Properties Ltd.	998,505	2,181,131
Lenovo Group Ltd.	12,280,664	11,546,091
Link REIT	4,170,099	24,237,793
L'Occitane International S.A.	718,328	1,926,981
SECURITY	NUMBER OF SHARES	VALUE ($)
Man Wah Holdings Ltd.	2,523,019	1,653,382
Melco International Development Ltd. *	1,154,268	1,063,108
MGM China Holdings Ltd. *	1,212,478	1,246,824
MMG Ltd. *	3,961,440	1,189,204
MTR Corp., Ltd.	2,435,322	11,214,941
NagaCorp Ltd. *	2,666,972	1,669,359
New World Development Co., Ltd.	2,363,784	5,646,570
Nexteer Automotive Group Ltd.	1,407,776	629,415
NWS Holdings Ltd.	2,267,162	1,870,899
Orient Overseas International Ltd.	217,736	2,654,859
PCCW Ltd.	7,110,789	3,633,399
Power Assets Holdings Ltd.	2,264,012	12,190,222
Prada S.p.A.	853,058	5,704,670
Samsonite International S.A. *	2,113,994	5,368,531
Sands China Ltd. *	3,980,813	12,890,954
Shangri-La Asia Ltd. *	1,841,919	1,378,807
Sino Land Co., Ltd.	6,338,457	8,242,646
SITC International Holdings Co., Ltd.	1,992,265	3,461,157
SJM Holdings Ltd. *(a)	3,877,585	1,570,203
Sun Hung Kai Properties Ltd.	2,330,477	29,680,779
Super Hi International Holding Ltd. *	241,918	437,589
Swire Pacific Ltd., A Shares	722,623	4,827,795
Swire Pacific Ltd., B Shares	1,343,047	1,437,708
Swire Properties Ltd.	1,824,933	4,350,046
Techtronic Industries Co., Ltd.	2,160,522	20,050,704
The Bank of East Asia Ltd.	1,655,202	2,074,222
The Wharf Holdings Ltd.	1,569,537	3,296,163
United Energy Group Ltd. *	12,631,281	1,694,229
Vitasoy International Holdings Ltd.	1,338,873	2,192,617
VTech Holdings Ltd.	284,913	1,710,588
Want Want China Holdings Ltd.	7,300,076	4,886,456
WH Group Ltd.	12,961,197	6,771,794
Wharf Real Estate Investment Co., Ltd.	2,596,623	12,820,168
Wynn Macau Ltd. *	2,233,077	1,911,234
Xinyi Glass Holdings Ltd.	3,371,879	4,987,878
Yue Yuen Industrial Holdings Ltd.	1,263,925	1,549,986
		713,720,104

Ireland 0.2%
AIB Group plc	1,873,350	7,653,190
Bank of Ireland Group plc	1,781,563	16,702,664
Glanbia plc	305,335	4,404,255
Kerry Group plc, Class A	256,917	24,974,139
Kingspan Group plc	253,466	16,775,269
		70,509,517

Israel 0.5%
Airport City Ltd. *	126,082	1,654,110
Alony Hetz Properties & Investments Ltd.	168,016	1,305,009
Amot Investments Ltd.	276,414	1,360,996
Ashtrom Group Ltd.	68,902	959,291
Azrieli Group Ltd.	59,710	3,136,615
Bank Hapoalim B.M.	2,228,158	17,909,022
Bank Leumi Le-Israel B.M.	2,548,887	17,845,860
Bezeq The Israeli Telecommunication Corp., Ltd.	3,220,054	4,026,200
Big Shopping Centers Ltd. *	21,056	1,771,321
Delek Group Ltd.	12,758	1,451,733
Elbit Systems Ltd.	39,636	8,089,673
Elco Ltd.	10,614	376,539
Electra Ltd.	2,984	1,312,738
Energix-Renewable Energies Ltd.	302,233	975,898
Enlight Renewable Energy Ltd. *	168,696	3,139,101
Fattal Holdings 1998 Ltd. *	11,792	1,066,504

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gav-Yam Lands Corp., Ltd.	76,149	526,016
Harel Insurance Investments & Financial Services Ltd.	203,606	1,601,068
ICL Group Ltd.	1,155,910	6,288,730
Israel Corp., Ltd.	5,624	1,472,499
Israel Discount Bank Ltd., A Shares	2,085,091	10,032,021
Kenon Holdings Ltd.	25,644	658,994
Melisron Ltd.	29,155	1,810,991
Mivne Real Estate KD Ltd.	1,129,118	2,777,033
Mizrahi Tefahot Bank Ltd.	216,742	6,946,282
Nice Ltd. *	105,173	21,136,254
Nova Ltd. *	46,171	5,006,561
OPC Energy Ltd. *	139,451	848,292
Shapir Engineering and Industry Ltd.	196,554	1,337,743
Shikun & Binui Ltd. *	411,221	863,080
Shufersal Ltd. *	429,919	2,253,796
Strauss Group Ltd. *	73,665	1,704,475
Teva Pharmaceutical Industries Ltd. *	1,668,031	11,968,897
The First International Bank of Israel Ltd.	80,116	3,015,920
The Phoenix Holdings Ltd.	206,359	2,124,393
Tower Semiconductor Ltd. *	184,153	7,612,745
		156,366,400

Italy 2.1%
A2A S.p.A.	2,624,008	4,330,462
Amplifon S.p.A.	212,465	7,311,711
Assicurazioni Generali S.p.A.	2,250,937	42,511,124
Banca Mediolanum S.p.A.	363,659	3,053,502
Banco BPM S.p.A.	2,246,117	8,759,396
Buzzi S.p.A	139,255	3,171,101
CNH Industrial N.V.	1,640,183	20,895,766
Davide Campari-Milano N.V.	832,422	10,835,708
De'Longhi S.p.A.	111,108	2,164,123
DiaSorin S.p.A.	37,148	3,809,856
Enel S.p.A.	12,870,043	80,376,197
Eni S.p.A.	3,682,001	48,871,013
Ferrari N.V.	199,578	56,724,529
FinecoBank Banca Fineco S.p.A.	1,022,372	13,526,294
Hera S.p.A.	1,312,214	4,090,535
Infrastrutture Wireless Italiane S.p.A.	588,469	7,465,667
Interpump Group S.p.A.	129,994	6,954,278
Intesa Sanpaolo S.p.A.	26,841,936	61,682,214
Italgas S.p.A.	810,910	4,599,201
Leonardo S.p.A.	655,669	7,011,060
Mediobanca Banca di Credito Finanziario S.p.A.	1,044,810	11,467,315
Moncler S.p.A.	337,694	22,796,194
Nexi S.p.A. *	921,161	7,196,463
Pirelli & C S.p.A. *	827,241	3,887,512
Poste Italiane S.p.A.	772,420	7,984,435
Prysmian S.p.A.	436,802	16,144,944
Recordati Industria Chimica e Farmaceutica S.p.A.	160,659	6,957,337
Reply S.p.A.	36,625	3,951,448
Snam S.p.A.	3,704,092	19,310,286
Stellantis N.V.	3,444,405	52,077,458
Telecom Italia S.p.A. *	17,364,192	4,587,267
Tenaris S.A.	765,147	9,519,493
Terna - Rete Elettrica Nazionale	2,341,209	19,548,388
UniCredit S.p.A.	3,114,969	59,490,057
UnipolSai Assicurazioni S.p.A.	707,328	1,669,539
		644,731,873

Japan 21.2%
ABC-Mart, Inc.	42,383	2,299,418
Acom Co., Ltd.	642,374	1,448,290
SECURITY	NUMBER OF SHARES	VALUE ($)
Activia Properties, Inc.	1,302	3,667,015
Advance Residence Investment Corp.	2,061	5,281,022
Advantest Corp.	305,353	39,143,057
Aeon Co., Ltd.	1,156,964	22,855,246
AEON Financial Service Co., Ltd.	180,508	1,537,448
Aeon Mall Co., Ltd.	189,511	2,385,927
AEON REIT Investment Corp.	2,770	3,184,068
AGC, Inc.	304,087	11,078,287
Aica Kogyo Co., Ltd.	88,737	1,876,805
Ain Holdings, Inc.	44,367	1,794,178
Air Water, Inc.	274,410	3,596,212
Aisin Corp.	285,023	8,180,526
Ajinomoto Co., Inc.	782,379	30,356,630
Alfresa Holdings Corp.	276,762	4,126,223
Alps Alpine Co., Ltd.	315,695	2,783,783
Amada Co., Ltd.	525,128	5,010,168
Amano Corp.	116,850	2,425,402
Amvis Holdings, Inc.	40,468	876,182
ANA Holdings, Inc. *	254,281	5,632,893
Anritsu Corp.	188,525	1,620,574
Aozora Bank Ltd. (a)	196,274	3,571,045
Ariake Japan Co., Ltd.	30,963	1,103,645
As One Corp.	38,820	1,475,391
Asahi Group Holdings Ltd.	805,773	31,195,120
Asahi Intecc Co., Ltd.	323,665	6,150,596
Asahi Kasei Corp.	2,033,067	13,802,126
Asics Corp.	274,545	7,339,409
ASKUL Corp.	76,752	992,120
Astellas Pharma, Inc.	3,035,028	47,953,508
Azbil Corp.	209,517	6,620,746
Bandai Namco Holdings, Inc.	962,751	22,539,874
BayCurrent Consulting, Inc.	223,480	8,173,659
Benefit One, Inc.	97,868	1,073,841
Benesse Holdings, Inc.	125,414	1,581,645
Bic Camera, Inc.	252,077	1,885,413
BIPROGY, Inc.	103,365	2,489,520
Bridgestone Corp.	922,891	37,506,174
Brother Industries Ltd.	390,568	5,658,015
Calbee, Inc.	123,866	2,407,016
Canon Marketing Japan, Inc.	79,127	1,945,398
Canon, Inc.	1,601,360	39,668,661
Capcom Co., Ltd.	295,506	11,505,942
Casio Computer Co., Ltd.	357,160	2,965,362
Central Japan Railway Co.	301,479	36,650,473
Chubu Electric Power Co., Inc.	1,143,173	13,606,962
Chugai Pharmaceutical Co., Ltd.	1,085,533	29,174,938
Chugin Financial Group, Inc.	287,744	1,760,878
Coca-Cola Bottlers Japan Holdings, Inc.	240,505	2,663,001
COMSYS Holdings Corp.	179,786	3,480,808
Concordia Financial Group Ltd.	1,804,178	6,973,168
Cosmo Energy Holdings Co., Ltd.	135,897	3,808,015
Cosmos Pharmaceutical Corp.	27,848	2,642,984
Credit Saison Co., Ltd.	260,599	3,573,759
CyberAgent, Inc.	663,169	4,689,625
Dai Nippon Printing Co., Ltd.	426,615	12,137,527
Daicel Corp.	426,754	3,616,482
Daido Steel Co., Ltd.	62,581	2,324,699
Daifuku Co., Ltd.	468,594	9,488,261
Dai-ichi Life Holdings, Inc.	1,598,004	27,387,328
Daiichi Sankyo Co., Ltd.	3,112,989	101,155,710
Daiichikosho Co., Ltd.	128,436	2,249,457
Daikin Industries Ltd.	440,198	83,682,202
Daio Paper Corp.	139,200	1,032,181
Daito Trust Construction Co., Ltd.	105,998	10,052,417
Daiwa House Industry Co., Ltd.	1,058,291	27,586,843
Daiwa House REIT Investment Corp.	3,431	7,182,962
Daiwa Office Investment Corp.	401	1,664,675
Daiwa Securities Group, Inc.	2,412,882	10,931,928

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daiwa Securities Living Investments Corp.	3,586	3,056,884
Dena Co., Ltd.	156,122	2,030,374
Denka Co., Ltd.	136,552	2,504,976
Denso Corp.	732,878	45,169,183
Dentsu Group, Inc.	338,513	10,854,513
Descente Ltd.	65,884	1,813,148
DIC Corp.	141,525	2,519,219
Disco Corp.	137,724	20,060,004
DMG Mori Co., Ltd.	169,029	2,834,591
Dowa Holdings Co., Ltd.	76,706	2,220,776
East Japan Railway Co.	595,909	32,790,670
Ebara Corp.	148,507	6,643,301
Eisai Co., Ltd.	441,605	28,029,583
Electric Power Development Co., Ltd.	280,279	4,114,463
ENEOS Holdings, Inc.	4,647,658	15,428,435
Exeo Group, Inc.	173,976	3,307,306
Ezaki Glico Co., Ltd.	82,680	2,177,736
Fancl Corp.	110,844	1,799,336
FANUC Corp.	1,589,263	54,577,417
Fast Retailing Co., Ltd.	256,189	59,923,820
Food & Life Cos., Ltd.	169,231	3,972,928
FP Corp.	73,792	1,509,484
Frontier Real Estate Investment Corp.	820	2,893,462
Fuji Electric Co., Ltd.	206,120	8,659,946
Fuji Kyuko Co., Ltd.	32,392	1,200,949
Fuji Media Holdings, Inc.	90,135	864,481
Fuji Oil Holdings, Inc.	84,676	1,184,852
FUJIFILM Holdings Corp.	582,168	35,555,520
Fujikura Ltd.	429,216	3,440,732
Fujitsu General Ltd.	93,530	2,122,106
Fujitsu Ltd.	296,727	37,633,772
Fukuoka Financial Group, Inc.	272,225	5,046,436
Furukawa Electric Co., Ltd.	106,993	1,824,123
Fuyo General Lease Co., Ltd.	31,203	2,199,832
GLP J-REIT	7,411	7,839,858
GMO internet group, Inc.	92,340	1,691,286
GMO Payment Gateway, Inc.	65,020	5,128,443
Goldwin, Inc.	57,481	4,825,911
GS Yuasa Corp.	127,744	2,208,079
GungHo Online Entertainment, Inc.	57,384	1,108,949
H.U. Group Holdings, Inc.	89,730	1,690,365
Hakuhodo DY Holdings, Inc.	375,840	3,932,850
Hamamatsu Photonics K.K.	205,901	10,478,160
Hankyu Hanshin Holdings, Inc.	351,071	11,144,114
Harmonic Drive Systems, Inc.	78,436	2,728,404
Haseko Corp.	428,276	4,953,613
Heiwa Corp.	98,104	1,634,657
Hikari Tsushin, Inc.	36,683	5,295,753
Hino Motors Ltd. *	442,265	1,965,763
Hirogin Holdings, Inc.	478,463	2,599,244
Hirose Electric Co., Ltd.	51,188	6,931,804
Hisamitsu Pharmaceutical Co., Inc.	118,777	3,051,995
Hitachi Construction Machinery Co., Ltd.	171,392	4,232,204
Hitachi Ltd.	1,495,043	86,097,527
Honda Motor Co., Ltd.	2,752,333	78,896,995
Horiba Ltd.	67,371	3,688,853
Hoshizaki Corp.	184,170	6,617,281
House Foods Group, Inc.	119,884	2,805,860
Hoya Corp.	571,776	71,883,802
Hulic Co., Ltd.	667,514	5,556,445
Ibiden Co., Ltd.	173,894	9,484,109
Idemitsu Kosan Co., Ltd.	387,384	7,508,398
IHI Corp.	208,247	4,806,904
Iida Group Holdings Co., Ltd.	230,511	3,801,291
Industrial & Infrastructure Fund Investment Corp.	3,358	3,847,946
SECURITY	NUMBER OF SHARES	VALUE ($)
Information Services International-Dentsu Ltd.	33,692	1,215,386
INFRONEER Holdings, Inc.	358,046	3,167,483
Inpex Corp.	1,545,420	16,370,623
Internet Initiative Japan, Inc.	182,380	3,588,467
Invincible Investment Corp.	8,071	3,425,619
Isetan Mitsukoshi Holdings Ltd.	567,373	5,742,157
Isuzu Motors Ltd.	822,688	9,562,648
Ito En Ltd.	92,762	2,742,061
ITOCHU Corp.	2,225,351	75,195,091
Itochu Techno-Solutions Corp.	162,933	4,233,238
Itoham Yonekyu Holdings, Inc.	270,120	1,351,422
Iwatani Corp.	83,460	3,942,569
Iyogin Holdings, Inc.	436,588	2,334,261
Izumi Co., Ltd.	66,563	1,524,544
J. Front Retailing Co., Ltd.	419,047	4,094,043
Japan Airlines Co., Ltd.	235,198	4,487,978
Japan Airport Terminal Co., Ltd.	84,798	3,951,150
Japan Aviation Electronics Industry Ltd.	65,398	1,180,033
Japan Exchange Group, Inc.	853,478	13,930,906
Japan Hotel REIT Investment Corp.	7,244	4,101,209
Japan Logistics Fund, Inc.	1,462	3,416,548
Japan Metropolitan Fund Invest	11,192	7,898,445
Japan Post Bank Co., Ltd.	2,492,758	18,573,246
Japan Post Holdings Co., Ltd.	3,492,958	24,613,085
Japan Post Insurance Co., Ltd.	319,646	4,797,607
Japan Prime Realty Investment Corp.	1,476	3,792,606
Japan Real Estate Investment Corp.	2,160	8,193,823
Japan Tobacco, Inc.	1,956,032	42,560,479
JCR Pharmaceuticals Co., Ltd.	90,982	870,651
JEOL Ltd.	67,613	2,342,246
JFE Holdings, Inc.	844,783	10,424,120
JGC Holdings Corp.	342,402	4,163,769
JMDC, Inc.	53,104	2,170,303
JSR Corp.	281,220	6,773,112
JTEKT Corp.	380,795	3,167,046
Justsystems Corp.	57,500	1,736,750
Kadokawa Corp.	156,418	3,487,400
Kagome Co., Ltd.	128,530	3,012,817
Kajima Corp.	719,955	10,074,165
Kakaku.com, Inc.	214,693	3,114,789
Kaken Pharmaceutical Co., Ltd.	55,546	1,391,483
Kamigumi Co., Ltd.	144,274	3,206,318
Kandenko Co., Ltd.	224,350	1,618,615
Kaneka Corp.	94,989	2,542,740
Kansai Paint Co., Ltd.	286,198	4,289,436
Kao Corp.	762,236	26,607,200
Katitas Co., Ltd.	75,356	1,351,624
Kawasaki Heavy Industries Ltd.	244,532	5,126,395
Kawasaki Kisen Kaisha Ltd.	365,733	8,206,513
KDDI Corp.	2,647,019	81,296,629
Keihan Holdings Co., Ltd.	161,955	4,097,706
Keikyu Corp.	419,143	3,935,981
Keio Corp.	187,846	6,601,466
Keisei Electric Railway Co., Ltd.	227,675	8,718,185
Kenedix Office Investment Corp.	1,244	2,813,613
Kewpie Corp.	171,932	2,734,373
Keyence Corp.	322,508	156,504,616
Kikkoman Corp.	298,288	17,570,842
Kinden Corp.	189,819	2,476,757
Kintetsu Group Holdings Co., Ltd.	293,295	9,687,982
Kirin Holdings Co., Ltd.	1,225,081	18,233,947
Kobayashi Pharmaceutical Co., Ltd.	101,115	5,702,940
Kobe Bussan Co., Ltd.	236,548	6,509,874
Kobe Steel Ltd.	525,494	4,148,587
Koei Tecmo Holdings Co., Ltd.	243,324	4,087,474
Koito Manufacturing Co., Ltd.	374,792	7,033,637
Kokuyo Co., Ltd.	118,816	1,610,690

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Komatsu Ltd.	1,513,598	35,663,777
Konami Group Corp.	153,705	8,129,979
Konica Minolta, Inc.	772,856	2,566,691
Kose Corp.	46,910	4,700,569
Kotobuki Spirits Co., Ltd.	29,147	2,190,484
K's Holdings Corp.	262,277	2,254,552
Kubota Corp.	1,806,023	24,909,325
Kuraray Co., Ltd.	565,550	5,335,110
Kurita Water Industries Ltd.	180,791	7,388,731
Kusuri no Aoki Holdings Co., Ltd.	27,692	1,371,568
Kyocera Corp.	499,695	28,347,583
Kyowa Kirin Co., Ltd.	402,693	7,724,419
Kyudenko Corp.	64,994	1,718,877
Kyushu Electric Power Co., Inc. *	770,465	4,814,200
Kyushu Financial Group, Inc.	645,041	2,409,987
Kyushu Railway Co.	263,587	5,627,742
LaSalle Logiport REIT	2,817	3,385,279
Lasertec Corp.	124,418	19,279,603
Lawson, Inc.	80,706	3,512,096
Lintec Corp.	84,180	1,319,502
Lion Corp.	414,513	3,993,376
Lixil Corp.	426,344	5,492,747
M3, Inc.	698,920	15,547,675
Mabuchi Motor Co., Ltd.	82,782	2,242,636
Makita Corp.	404,961	10,956,251
Mani, Inc.	101,064	1,184,861
Marubeni Corp.	2,528,429	36,049,319
Marui Group Co., Ltd.	313,398	5,246,666
Maruichi Steel Tube Ltd.	102,382	2,246,007
Maruwa Unyu Kikan Co., Ltd.	64,552	945,768
Matsui Securities Co., Ltd.	214,956	1,186,208
MatsukiyoCocokara & Co.	205,983	11,013,084
Mazda Motor Corp.	921,407	7,874,315
McDonald's Holdings Co., Japan Ltd.	139,500	5,721,182
Mebuki Financial Group, Inc.	1,610,142	3,780,028
Medipal Holdings Corp.	240,895	3,789,766
MEIJI Holdings Co., Ltd.	429,860	9,614,662
Menicon Co., Ltd.	84,592	1,522,129
Mercari, Inc. *	188,407	3,845,949
MINEBEA MITSUMI, Inc.	678,608	13,060,709
MISUMI Group, Inc.	460,346	10,049,424
Mitsubishi Chemical Group Corp.	2,077,653	11,648,181
Mitsubishi Corp.	1,940,879	77,599,042
Mitsubishi Electric Corp.	3,209,767	41,789,115
Mitsubishi Estate Co., Ltd.	1,862,109	21,364,640
Mitsubishi Gas Chemical Co., Inc.	302,163	4,215,121
Mitsubishi HC Capital, Inc.	1,040,055	5,635,198
Mitsubishi Heavy Industries Ltd.	476,468	20,141,145
Mitsubishi Logistics Corp.	101,081	2,459,832
Mitsubishi Materials Corp.	218,580	3,637,394
Mitsubishi Motors Corp.	1,052,074	3,456,336
Mitsubishi UFJ Financial Group, Inc.	19,216,859	128,259,106
Mitsui & Co., Ltd.	2,475,856	78,042,228
Mitsui Chemicals, Inc.	284,958	7,189,471
Mitsui Fudosan Co., Ltd.	1,508,075	28,738,859
Mitsui Fudosan Logistics Park, Inc.	878	3,154,679
Mitsui High-Tec, Inc.	37,739	2,509,361
Mitsui Mining & Smelting Co., Ltd.	91,019	1,990,216
Mitsui O.S.K. Lines Ltd.	551,306	12,528,337
Miura Co., Ltd.	162,083	4,303,961
Mizuho Financial Group, Inc.	4,204,280	61,778,527
Money Forward, Inc. *	73,412	3,068,576
MonotaRO Co., Ltd.	385,032	5,346,327
Mori Hills Reit Investment Corp.	2,647	2,919,534
Morinaga & Co., Ltd.	66,311	2,102,550
Morinaga Milk Industry Co., Ltd.	64,443	2,285,474
MS&AD Insurance Group Holdings, Inc.	743,625	25,537,077
Murata Manufacturing Co., Ltd.	935,369	54,890,960
SECURITY	NUMBER OF SHARES	VALUE ($)
Nabtesco Corp.	181,186	4,033,128
Nagase & Co., Ltd.	182,647	2,971,454
Nagoya Railroad Co., Ltd.	321,855	5,199,347
Nankai Electric Railway Co., Ltd.	176,849	3,993,548
NEC Corp.	429,496	20,135,267
NEC Networks & System Integration Corp.	107,060	1,458,986
NET One Systems Co., Ltd.	125,049	2,841,718
Nexon Co., Ltd.	671,461	13,677,687
NGK Insulators Ltd.	424,919	5,118,553
NH Foods Ltd.	160,607	4,368,225
NHK Spring Co., Ltd.	274,606	1,857,372
Nichirei Corp.	172,097	3,678,071
Nidec Corp.	769,489	38,222,479
Nifco, Inc.	138,410	3,695,160
Nihon Kohden Corp.	126,911	3,310,959
Nihon M&A Center Holdings, Inc.	426,610	2,983,201
Nikon Corp.	495,100	5,489,102
Nintendo Co., Ltd.	1,747,663	74,252,067
Nippon Accommodations Fund, Inc.	744	3,610,436
Nippon Building Fund, Inc.	2,527	10,092,445
Nippon Electric Glass Co., Ltd.	132,751	2,410,545
Nippon Express Holdings, Inc.	111,688	6,259,292
Nippon Kayaku Co., Ltd.	283,013	2,365,953
Nippon Paint Holdings Co., Ltd.	1,663,729	12,753,489
Nippon Prologis REIT, Inc. (a)	3,943	8,246,392
Nippon Sanso Holdings Corp.	233,720	4,784,305
Nippon Shinyaku Co., Ltd.	82,768	3,779,550
Nippon Shokubai Co., Ltd.	53,912	1,987,237
Nippon Steel Corp.	1,354,503	26,326,113
Nippon Telegraph & Telephone Corp.	1,910,339	54,077,162
Nippon Yusen K.K.	801,812	17,058,914
Nipro Corp.	197,712	1,400,958
Nishi-Nippon Railroad Co., Ltd.	116,366	1,977,260
Nissan Chemical Corp.	216,982	9,411,380
Nissan Motor Co., Ltd.	3,254,290	12,179,567
Nisshin Seifun Group, Inc.	426,618	5,340,550
Nissin Foods Holdings Co., Ltd.	111,967	9,528,595
Niterra Co., Ltd.	318,249	5,876,838
Nitori Holdings Co., Ltd.	123,853	15,065,539
Nitto Denko Corp.	242,696	17,249,195
Noevir Holdings Co., Ltd.	26,682	994,977
NOF Corp.	110,958	4,717,393
NOK Corp.	198,375	2,626,731
Nomura Holdings, Inc.	4,962,955	17,370,254
Nomura Real Estate Holdings, Inc.	169,556	4,095,849
Nomura Real Estate Master Fund, Inc.	7,424	8,709,112
Nomura Research Institute Ltd.	715,250	17,968,919
NS Solutions Corp.	58,008	1,677,360
NSK Ltd.	711,800	4,304,985
NTT Data Corp.	1,031,441	14,742,781
Obayashi Corp.	1,108,626	8,918,839
OBIC Business Consultants Co., Ltd.	55,080	1,998,752
Obic Co., Ltd.	109,225	17,660,185
Odakyu Electric Railway Co., Ltd.	506,025	7,359,573
Oji Holdings Corp.	1,416,545	5,444,545
OKUMA Corp.	53,500	2,557,921
Olympus Corp.	2,045,188	30,996,569
Omron Corp.	298,208	17,982,338
Ono Pharmaceutical Co., Ltd.	686,477	12,816,629
Open House Group Co., Ltd.	113,368	4,349,229
Oracle Corp. Japan	54,026	4,129,819
Orient Corp.	100,034	756,797
Oriental Land Co., Ltd.	1,552,405	58,078,381
ORIX Corp.	1,980,368	33,671,146
Orix JREIT, Inc.	4,271	5,704,245
Osaka Gas Co., Ltd.	651,856	10,306,337
OSG Corp.	134,630	1,849,157

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Otsuka Corp.	165,906	6,246,041
Otsuka Holdings Co., Ltd.	688,164	25,479,529
PALTAC Corp.	49,272	1,733,328
Pan Pacific International Holdings Corp.	655,337	11,158,764
Panasonic Holdings Corp.	3,532,724	36,929,058
Park24 Co., Ltd. *	221,904	3,305,173
Penta-Ocean Construction Co., Ltd.	481,944	2,428,433
PeptiDream, Inc. *	146,208	2,250,964
Persol Holdings Co., Ltd.	299,329	5,647,434
Pigeon Corp.	181,349	2,573,919
Pola Orbis Holdings, Inc.	124,759	1,686,789
Rakus Co., Ltd.	155,703	2,500,788
Rakuten Group, Inc. (a)	1,361,087	5,611,324
Recruit Holdings Co., Ltd.	2,234,183	68,601,403
Relo Group, Inc.	170,721	2,396,191
Renesas Electronics Corp. *	2,015,584	33,036,448
Rengo Co., Ltd.	366,792	2,178,988
RENOVA, Inc. *	72,513	836,639
Resona Holdings, Inc.	3,531,015	16,010,436
Resonac Holdings Corp.	321,891	4,914,243
Resorttrust, Inc.	102,260	1,489,454
Ricoh Co., Ltd.	926,076	7,728,623
Rinnai Corp.	176,757	3,746,036
Rohm Co., Ltd.	134,256	11,348,555
Rohto Pharmaceutical Co., Ltd.	318,730	6,775,422
Ryohin Keikaku Co., Ltd.	383,607	3,758,780
Sankyo Co., Ltd.	66,797	2,686,892
Sankyu, Inc.	80,117	2,706,597
Sanrio Co., Ltd.	90,627	3,619,502
Santen Pharmaceutical Co., Ltd.	550,650	4,993,548
Sanwa Holdings Corp.	343,266	3,994,922
Sapporo Holdings Ltd.	108,127	2,894,428
Sawai Group Holdings Co., Ltd.	63,985	1,511,294
SBI Holdings, Inc.	398,056	7,436,039
SBI Shinsei Bank Ltd.	111,722	2,246,195
SCREEN Holdings Co., Ltd.	63,322	6,612,518
SCSK Corp.	216,321	3,418,651
Secom Co., Ltd.	317,679	20,773,112
Sega Sammy Holdings, Inc.	257,929	5,004,799
Seibu Holdings, Inc.	332,096	3,460,844
Seiko Epson Corp.	450,746	6,836,279
Seino Holdings Co., Ltd.	225,763	2,556,326
Sekisui Chemical Co., Ltd.	541,852	7,465,663
Sekisui House Ltd.	929,270	18,114,496
Sekisui House REIT, Inc.	6,808	3,873,857
Seven & i Holdings Co., Ltd.	1,276,615	53,407,398
Seven Bank Ltd.	1,115,445	2,179,555
SG Holdings Co., Ltd.	715,207	10,483,799
Sharp Corp. *	328,590	1,881,487
SHIFT, Inc. *	17,818	3,119,409
Shikoku Electric Power Co., Inc. *	259,165	1,786,321
Shimadzu Corp.	443,634	13,717,202
Shimamura Co., Ltd.	37,166	3,351,763
Shimano, Inc.	127,868	20,052,162
Shimizu Corp.	899,320	5,445,548
Shin-Etsu Chemical Co., Ltd.	3,208,991	98,694,015
Shinko Electric Industries Co., Ltd.	111,247	3,965,287
Shionogi & Co., Ltd.	435,064	19,543,082
Ship Healthcare Holdings, Inc.	129,766	2,197,519
Shiseido Co., Ltd.	643,982	29,245,720
Shizuoka Financial Group, Inc.	837,016	6,146,644
SHO-BOND Holdings Co., Ltd.	73,785	2,967,983
Shochiku Co., Ltd.	18,941	1,590,222
Skylark Holdings Co., Ltd. *	360,364	4,753,612
SMC Corp.	93,496	50,242,849
SMS Co., Ltd.	85,321	1,772,190
Softbank Corp.	4,545,516	48,329,557
SoftBank Group Corp.	1,600,260	62,709,255
SECURITY	NUMBER OF SHARES	VALUE ($)
Sohgo Security Services Co., Ltd.	107,322	3,018,827
Sojitz Corp.	380,810	7,618,108
Sompo Holdings, Inc.	511,848	20,845,400
Sony Group Corp.	2,048,730	192,973,459
Sotetsu Holdings, Inc.	125,760	2,298,001
Square Enix Holdings Co., Ltd.	124,475	5,568,255
Stanley Electric Co., Ltd.	252,760	5,089,030
Subaru Corp.	995,393	17,091,564
Sugi Holdings Co., Ltd.	55,893	2,316,290
SUMCO Corp.	555,690	7,918,826
Sumitomo Bakelite Co., Ltd.	53,724	2,111,046
Sumitomo Chemical Co., Ltd.	2,519,424	7,501,559
Sumitomo Corp.	1,856,526	35,033,681
Sumitomo Electric Industries Ltd.	1,225,481	14,507,716
Sumitomo Forestry Co., Ltd.	230,557	5,189,863
Sumitomo Heavy Industries Ltd.	186,533	4,152,150
Sumitomo Metal Mining Co., Ltd.	397,049	12,021,023
Sumitomo Mitsui Financial Group, Inc.	2,125,300	86,371,924
Sumitomo Mitsui Trust Holdings, Inc.	599,651	21,052,057
Sumitomo Pharma Co., Ltd.	267,536	1,219,772
Sumitomo Realty & Development Co., Ltd.	651,030	15,698,530
Sumitomo Rubber Industries Ltd.	280,644	2,474,705
Sundrug Co., Ltd.	108,600	3,085,868
Suntory Beverage & Food Ltd.	206,823	7,594,045
Suzuken Co., Ltd.	109,836	2,751,501
Suzuki Motor Corp.	758,387	24,980,116
Sysmex Corp.	311,250	20,337,124
T&D Holdings, Inc.	841,480	11,455,427
Taiheiyo Cement Corp.	178,630	3,033,955
Taisei Corp.	290,323	9,215,779
Taisho Pharmaceutical Holdings Co., Ltd.	71,250	2,641,628
Taiyo Yuden Co., Ltd.	199,100	6,191,815
Takara Bio, Inc.	94,472	1,100,139
Takara Holdings, Inc.	294,210	2,154,220
Takashimaya Co., Ltd.	225,680	3,027,050
Takeda Pharmaceutical Co., Ltd.	2,505,990	79,297,010
TBS Holdings, Inc.	59,657	968,415
TDK Corp.	587,765	22,464,768
TechnoPro Holdings, Inc.	178,732	3,882,558
Teijin Ltd.	297,144	2,743,555
Terumo Corp.	1,079,841	32,816,841
The Bank of Kyoto Ltd.	117,012	5,468,907
The Chiba Bank Ltd.	1,002,928	6,252,373
The Chugoku Electric Power Co., Inc. *	498,718	3,048,385
The Hachijuni Bank Ltd.	744,236	3,126,841
The Japan Steel Works Ltd.	101,898	2,090,982
The Kansai Electric Power Co., Inc.	1,192,791	13,625,555
The Yokohama Rubber Co., Ltd.	223,736	4,696,831
THK Co., Ltd.	187,320	3,949,789
TIS, Inc.	384,985	10,774,014
Tobu Railway Co., Ltd.	334,088	8,727,919
Toda Corp.	410,297	2,270,047
Toei Animation Co., Ltd. (a)	9,067	841,706
Toho Co., Ltd.	177,258	6,965,225
Toho Gas Co., Ltd.	150,419	2,626,936
Tohoku Electric Power Co., Inc. *	779,230	4,657,031
Tokai Carbon Co., Ltd.	313,312	2,592,339
Tokio Marine Holdings, Inc.	3,079,351	69,294,489
Tokyo Century Corp.	100,455	3,530,287
Tokyo Electric Power Co. Holdings, Inc. *	2,549,926	8,778,688
Tokyo Electron Ltd.	737,043	101,893,036
Tokyo Gas Co., Ltd.	686,058	14,579,009
Tokyo Ohka Kogyo Co., Ltd.	62,085	3,679,374

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyo Tatemono Co., Ltd.	321,634	3,959,564
Tokyu Corp.	1,025,468	13,226,163
Tokyu Fudosan Holdings Corp.	1,002,445	5,338,146
Toppan, Inc.	437,554	9,342,043
Toray Industries, Inc.	2,472,408	13,045,551
Toshiba Corp.	703,293	22,646,926
Toshiba TEC Corp.	38,876	1,136,660
Tosoh Corp.	455,579	5,233,542
TOTO Ltd.	235,898	7,150,471
Toyo Seikan Group Holdings Ltd.	245,034	3,709,315
Toyo Suisan Kaisha Ltd.	145,180	6,328,212
Toyo Tire Corp.	163,280	1,980,887
Toyoda Gosei Co., Ltd.	125,666	2,065,126
Toyota Boshoku Corp.	102,150	1,663,324
Toyota Industries Corp.	268,235	16,549,302
Toyota Motor Corp.	19,870,052	271,423,929
Toyota Tsusho Corp.	364,580	16,022,053
Trend Micro, Inc.	189,255	8,994,404
TS Tech Co., Ltd.	177,534	2,209,724
Tsumura & Co.	116,789	2,307,944
Tsuruha Holdings, Inc.	61,839	4,266,743
UBE Corp.	170,899	2,758,310
Ulvac, Inc.	81,615	3,312,150
Unicharm Corp.	639,146	24,286,770
United Urban Investment Corp.	4,993	5,289,081
Ushio, Inc.	163,691	2,221,366
USS Co., Ltd.	342,698	5,565,485
Welcia Holdings Co., Ltd.	163,506	3,449,992
West Japan Railway Co.	380,469	15,906,090
Workman Co., Ltd.	72,036	2,773,887
Yakult Honsha Co., Ltd.	216,188	14,003,517
Yamada Holdings Co., Ltd.	996,450	2,945,524
Yamaguchi Financial Group, Inc.	384,560	2,510,244
Yamaha Corp.	250,227	9,904,128
Yamaha Motor Co., Ltd.	498,280	12,268,426
Yamato Holdings Co., Ltd.	553,595	10,115,793
Yamato Kogyo Co., Ltd.	54,613	2,134,252
Yamazaki Baking Co., Ltd.	199,865	2,872,483
Yaoko Co., Ltd.	36,515	1,811,180
Yaskawa Electric Corp.	423,919	17,901,600
Yokogawa Electric Corp.	390,370	7,353,926
Z Holdings Corp.	4,246,861	10,550,660
Zenkoku Hosho Co., Ltd.	76,738	2,737,995
Zensho Holdings Co., Ltd.	160,966	6,543,942
Zeon Corp.	241,417	2,498,579
ZOZO, Inc.	174,808	3,558,343
		6,430,890,965

Netherlands 3.9%
Aalberts N.V.	160,360	6,752,914
ABN AMRO Bank N.V., GDR	654,114	9,487,463
Adyen N.V. *	48,721	79,304,244
Aegon N.V.	2,800,347	12,285,131
Akzo Nobel N.V.	294,149	22,089,445
Allfunds Group plc	569,391	3,872,838
ArcelorMittal S.A.	791,195	19,594,349
ASM International N.V.	75,560	32,656,812
ASML Holding N.V.	668,073	478,264,367
ASR Nederland N.V.	238,243	10,108,840
BE Semiconductor Industries N.V.	129,310	14,206,209
CTP N.V.	178,333	2,281,450
DSM-Firmenich AG *	288,600	32,010,669
EXOR N.V. *	169,324	14,018,902
Heineken Holding N.V.	198,453	16,830,458
Heineken N.V.	416,707	41,972,880
IMCD N.V.	93,569	14,020,417
ING Groep N.V.	6,004,189	73,663,491
InPost S.A. *	336,350	3,618,101
SECURITY	NUMBER OF SHARES	VALUE ($)
JDE Peet's N.V.	126,976	3,679,334
Just Eat Takeaway.com N.V *	326,693	4,899,709
Koninklijke Ahold Delhaize N.V.	1,582,361	50,035,104
Koninklijke KPN N.V.	5,313,226	18,228,142
Koninklijke Philips N.V.	1,538,480	28,942,512
Koninklijke Vopak N.V.	108,572	3,802,343
NN Group N.V.	463,934	16,677,919
OCI N.V.	157,048	3,480,847
Prosus N.V. *	1,228,700	80,651,621
Randstad N.V.	181,037	8,851,145
Signify N.V.	207,781	5,280,927
Universal Music Group N.V.	1,228,441	24,228,366
Wolters Kluwer N.V.	417,295	47,513,007
		1,183,309,956

New Zealand 0.3%
Air New Zealand Ltd. *	2,349,488	1,091,328
Auckland International Airport Ltd. *	1,963,190	10,442,663
Contact Energy Ltd.	1,331,371	6,271,944
EBOS Group Ltd.	262,225	6,613,485
Fisher & Paykel Healthcare Corp., Ltd.	951,503	13,259,089
Fletcher Building Ltd.	1,378,789	4,148,414
Infratil Ltd.	1,158,710	6,944,729
Kiwi Property Group Ltd.	2,509,190	1,368,534
Mainfreight Ltd.	133,818	5,566,146
Mercury NZ Ltd.	1,078,029	4,238,526
Meridian Energy Ltd.	2,076,931	6,609,934
Ryman Healthcare Ltd.	882,097	3,357,149
SKYCITY Entertainment Group Ltd.	1,355,374	1,787,156
Spark New Zealand Ltd.	3,079,631	9,524,209
The a2 Milk Co., Ltd. *	1,217,897	4,219,092
		85,442,398

Norway 0.6%
Adevinta A.S.A. *	459,680	3,205,357
Aker A.S.A., A Shares	39,989	2,171,180
Aker BP A.S.A.	498,542	10,791,427
AutoStore Holdings Ltd. *	1,205,741	2,530,953
DNB Bank A.S.A.	1,693,571	28,238,976
Equinor A.S.A. (a)	1,523,449	38,793,915
Gjensidige Forsikring A.S.A.	292,532	4,896,120
Kongsberg Gruppen A.S.A.	121,054	4,830,014
Leroy Seafood Group A.S.A.	410,172	1,827,248
Mowi A.S.A.	746,345	12,759,523
Nordic Semiconductor A.S.A. *	256,740	2,679,619
Norsk Hydro A.S.A.	2,198,154	13,232,777
Orkla A.S.A.	1,252,057	8,973,321
Salmar A.S.A.	115,376	5,063,189
Schibsted A.S.A., A Shares	128,979	2,431,895
Schibsted A.S.A., B Shares	159,061	2,857,772
Telenor A.S.A.	1,035,392	10,592,768
Tomra Systems A.S.A.	375,776	5,952,146
Var Energi A.S.A.	676,656	1,512,661
Yara International A.S.A.	266,876	9,920,177
		173,261,038

Poland 0.2%
Allegro.eu S.A. *	681,722	5,693,238
Bank Polska Kasa Opieki S.A.	258,711	5,855,175
Dino Polska S.A. *	80,171	7,843,215
KGHM Polska Miedz S.A.	224,097	5,511,208
LPP S.A. *	1,897	5,352,142
Pepco Group N.V. *	256,298	2,410,373
Polski Koncern Naftowy Orlen S.A.	942,882	13,343,224

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,452,162	10,952,885
Powszechny Zaklad Ubezpieczen S.A.	933,672	8,469,069
Santander Bank Polska S.A.	46,875	3,709,663
		69,140,192

Portugal 0.2%
EDP - Energias de Portugal S.A.	4,706,168	22,888,683
EDP Renovaveis S.A.	398,475	7,893,050
EDP Renovaveis S.A. Interim Shares *(b)	5,332	105,617
Galp Energia, SGPS, S.A.	833,664	8,795,263
Jeronimo Martins, SGPS, S.A.	459,838	11,069,471
		50,752,084

Republic of Korea 4.4%
Alteogen, Inc. *	49,616	1,887,819
Amorepacific Corp.	52,006	4,094,652
AMOREPACIFIC Group	49,136	1,077,308
BGF retail Co., Ltd.	11,117	1,594,784
BNK Financial Group, Inc.	489,102	2,472,687
Celltrion Healthcare Co., Ltd.	165,347	9,218,819
Celltrion Pharm, Inc. *	33,668	2,161,246
Celltrion, Inc.	180,961	23,355,524
Cheil Worldwide, Inc.	109,114	1,506,920
CJ CheilJedang Corp.	13,402	3,130,247
CJ Corp.	20,569	1,373,075
CJ ENM Co., Ltd. *	17,783	1,018,277
CJ Logistics Corp.	12,531	769,468
Coway Co., Ltd.	91,845	3,331,955
Daewoo Engineering & Construction Co., Ltd. *	330,120	1,068,273
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	79,508	1,698,287
DB Insurance Co., Ltd.	69,518	3,875,933
DGB Financial Group, Inc.	269,604	1,423,940
DL E&C Co., Ltd.	51,796	1,416,609
DL Holdings Co., Ltd.	19,289	664,887
Dongsuh Cos., Inc.	53,803	824,932
Doosan Bobcat, Inc.	41,609	1,677,213
Doosan Enerbility Co., Ltd. *	694,598	8,415,246
Ecopro BM Co., Ltd.	64,882	12,172,249
E-MART, Inc.	33,151	2,105,579
F&F Co., Ltd.	25,234	2,460,184
Fila Holdings Corp.	81,392	2,229,120
Green Cross Corp.	9,021	855,712
GS Engineering & Construction Corp.	108,060	1,689,392
GS Holdings Corp.	84,910	2,463,014
GS Retail Co., Ltd.	61,985	1,160,540
Hana Financial Group, Inc.	470,235	14,685,433
Hanjin Kal Corp.	39,025	1,493,667
Hankook Tire & Technology Co., Ltd.	118,766	3,087,155
Hanmi Pharm Co., Ltd.	12,762	2,812,496
Hanmi Science Co., Ltd.	43,969	1,197,573
Hanon Systems	285,788	2,019,734
Hanwha Aerospace Co., Ltd.	58,955	4,712,846
Hanwha Corp.	97,564	2,242,006
Hanwha Galleria Co. Ltd. *	185,485	231,009
Hanwha Life Insurance Co., Ltd. *	480,571	914,253
Hanwha Solutions Corp. *	164,467	5,545,224
HD Hyundai Co., Ltd.	79,557	3,422,644
HD Hyundai Heavy Industries Co., Ltd. *	32,360	2,830,662
HD Hyundai Infracore Co., Ltd.	249,131	1,788,825
SECURITY	NUMBER OF SHARES	VALUE ($)
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. *	68,108	4,936,515
Hite Jinro Co., Ltd.	55,312	954,338
HL Mando Co., Ltd.	54,151	1,966,531
HLB, Inc. *	160,572	4,476,296
HMM Co., Ltd.	464,205	6,208,053
Hotel Shilla Co., Ltd.	53,082	3,087,535
HYBE Co., Ltd. *	29,078	6,002,917
Hyundai Department Store Co., Ltd.	26,242	1,010,334
Hyundai Engineering & Construction Co., Ltd.	111,665	3,222,279
Hyundai Glovis Co., Ltd.	29,149	3,711,570
Hyundai Marine & Fire Insurance Co., Ltd.	89,670	2,215,992
Hyundai Mipo Dockyard Co., Ltd. *	31,752	1,784,667
Hyundai Mobis Co., Ltd.	102,874	17,284,537
Hyundai Motor Co.	227,229	34,240,573
Hyundai Steel Co.	114,470	2,811,619
Hyundai Wia Corp.	27,566	1,275,233
Industrial Bank of Korea	414,162	3,185,982
Kakao Corp.	506,213	21,434,674
Kakao Games Corp. *	43,456	1,272,003
KakaoBank Corp.	274,448	5,417,621
Kakaopay Corp. *	33,830	1,531,876
Kangwon Land, Inc.	172,848	2,374,096
KB Financial Group, Inc.	637,941	23,071,138
KCC Corp.	6,714	1,054,714
KEPCO Plant Service & Engineering Co., Ltd.	36,107	924,949
Kia Corp.	428,491	27,732,060
Korea Aerospace Industries Ltd.	109,908	4,264,654
Korea Electric Power Corp. *	419,282	6,027,426
Korea Gas Corp. *	40,000	791,109
Korea Investment Holdings Co., Ltd.	58,966	2,461,267
Korea Zinc Co., Ltd.	15,365	5,562,541
Korean Air Lines Co., Ltd.	302,359	5,034,571
Krafton, Inc. *	46,945	6,688,491
KT&G Corp.	176,038	11,088,172
Kumho Petrochemical Co., Ltd.	26,620	2,545,171
L&F Co., Ltd.	38,519	7,835,849
LG Chem Ltd.	75,535	39,439,258
LG Corp.	141,607	9,175,515
LG Display Co., Ltd. *	373,182	4,419,982
LG Electronics, Inc.	184,279	17,049,886
LG Energy Solution Ltd. *	57,032	25,739,060
LG H&H Co., Ltd.	15,699	6,233,470
LG Innotek Co., Ltd.	24,370	5,636,911
LG Uplus Corp.	346,120	2,931,165
Lotte Chemical Corp.	31,451	3,954,923
Lotte Chilsung Beverage Co., Ltd.	3,846	405,681
Lotte Corp.	40,618	863,008
Lotte Energy Materials Corp.	37,693	1,627,281
LOTTE Fine Chemical Co., Ltd.	28,195	1,249,098
Lotte Shopping Co., Ltd.	18,985	1,144,321
LS Corp.	29,828	1,845,077
Meritz Financial Group, Inc. *	215,853	7,310,297
Mirae Asset Securities Co., Ltd.	664,892	3,656,969
NAVER Corp.	238,525	35,852,882
NCSoft Corp.	25,784	6,235,950
Netmarble Corp. *	26,067	1,097,868
NH Investment & Securities Co., Ltd.	253,457	1,907,731
NHN Corp. *	32,330	639,414
NongShim Co., Ltd.	5,505	1,820,829
Oci Co., Ltd. *	8,923	971,401
OCI Holdings Co., Ltd.	19,692	1,278,923
Orion Corp.	37,123	3,613,706
Ottogi Corp.	2,455	822,187
Pan Ocean Co., Ltd.	278,683	988,960
Paradise Co., Ltd. *	65,435	707,965

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pearl Abyss Corp. *	45,492	1,710,342
POSCO Future M Co., Ltd.	44,125	11,635,901
POSCO Holdings, Inc.	124,671	33,815,453
Posco International Corp.	72,570	1,645,777
S-1 Corp.	31,781	1,300,213
Samsung Biologics Co., Ltd. *	29,969	17,702,540
Samsung C&T Corp.	136,134	11,344,073
Samsung Card Co., Ltd.	58,747	1,330,079
Samsung Electro-Mechanics Co., Ltd.	93,391	10,378,732
Samsung Electronics Co., Ltd.	7,851,314	422,364,905
Samsung Engineering Co., Ltd. *	258,765	5,517,461
Samsung Fire & Marine Insurance Co., Ltd.	56,762	9,643,873
Samsung Heavy Industries Co., Ltd. *	1,055,331	4,866,171
Samsung Life Insurance Co., Ltd.	119,505	5,969,623
Samsung SDI Co., Ltd.	86,212	46,637,948
Samsung SDS Co., Ltd.	62,186	5,823,861
Samsung Securities Co., Ltd.	100,197	2,774,338
SD Biosensor, Inc.	53,446	681,741
Seegene, Inc.	43,796	801,840
Shin Poong Pharmaceutical Co., Ltd. *	57,310	729,302
Shinhan Financial Group Co., Ltd.	827,296	21,847,222
Shinsegae, Inc.	10,836	1,614,072
SK Biopharmaceuticals Co., Ltd. *	42,173	2,335,442
SK Bioscience Co., Ltd. *	31,324	1,956,496
SK Chemicals Co., Ltd.	13,926	786,928
SK Hynix, Inc.	895,546	73,276,546
SK IE Technology Co., Ltd. *	38,640	2,579,396
SK Innovation Co., Ltd. *	87,156	12,417,555
SK Networks Co., Ltd.	178,653	651,483
SK Square Co., Ltd. *	157,962	5,492,519
SK Telecom Co., Ltd.	28,563	1,069,566
SK, Inc.	57,296	7,243,751
SKC Co., Ltd.	32,726	2,339,949
S-Oil Corp.	65,364	3,555,683
Solus Advanced Materials Co., Ltd.	24,158	716,231
SSANGYONG C&E Co., Ltd.	202,732	887,454
Wemade Co., Ltd.	25,037	895,088
Woori Financial Group, Inc.	1,061,783	9,583,847
Yuhan Corp.	87,815	3,923,473
		1,324,131,363

Singapore 1.2%
CapitaLand Ascendas REIT	5,537,463	11,035,281
CapitaLand Ascott Trust	3,526,179	2,758,792
CapitaLand Integrated Commercial Trust	8,238,087	12,160,884
CapitaLand Investment Ltd.	4,189,540	10,235,360
City Developments Ltd.	792,738	3,949,501
ComfortDelGro Corp., Ltd.	3,526,482	2,863,144
DBS Group Holdings Ltd.	2,994,392	66,966,880
Frasers Logistics & Commercial Trust	4,850,244	4,439,091
Genting Singapore Ltd.	9,432,925	7,031,962
Hutchison Port Holdings Trust, Class U	8,509,039	1,557,154
Jardine Cycle & Carriage Ltd.	162,150	3,869,291
Keppel Corp., Ltd.	2,277,298	10,606,156
Keppel DC REIT	2,124,600	3,277,421
Keppel REIT	3,790,287	2,433,886
Mapletree Industrial Trust	3,181,441	5,330,384
Mapletree Logistics Trust	5,258,456	6,442,807
Mapletree Pan Asia Commercial Trust	3,659,675	4,456,924
NetLink NBN Trust	4,895,964	3,125,814
Olam Group Ltd.	1,909,168	2,000,973
SECURITY	NUMBER OF SHARES	VALUE ($)
Oversea-Chinese Banking Corp., Ltd.	5,813,932	52,653,021
SATS Ltd. *	1,434,510	2,731,694
Seatrium Ltd. *	70,329,468	6,384,858
Sembcorp Industries Ltd.	1,569,193	5,825,767
SIA Engineering Co., Ltd. *	363,194	632,644
Singapore Airlines Ltd.	2,174,643	10,288,565
Singapore Exchange Ltd.	1,313,941	8,999,795
Singapore Post Ltd.	2,270,084	745,608
Singapore Technologies Engineering Ltd.	2,576,851	6,961,121
Singapore Telecommunications Ltd.	12,352,085	22,701,179
StarHub Ltd.	955,552	712,335
Suntec Real Estate Investment Trust	3,449,007	3,334,834
United Overseas Bank Ltd.	2,149,801	44,349,513
UOL Group Ltd.	843,745	3,954,520
Venture Corp., Ltd.	443,710	4,968,137
Wilmar International Ltd.	3,559,030	10,271,106
		350,056,402

Spain 2.1%
Acciona S.A.	37,407	6,033,786
ACS, Actividades de Construccion y Servicios S.A.	330,940	10,979,611
Aena SME S.A.	115,473	17,998,069
Amadeus IT Group S.A. *	747,252	53,295,592
Banco Bilbao Vizcaya Argentaria S.A.	10,010,119	65,311,363
Banco Santander S.A.	27,121,982	88,045,428
Bankinter S.A.	1,113,263	6,340,153
CaixaBank S.A.	6,274,591	22,924,381
Cellnex Telecom S.A. *	924,309	37,356,747
Corp. ACCIONA Energias Renovables S.A. *	96,067	3,187,219
Enagas S.A.	410,539	7,814,701
Endesa S.A.	517,409	11,159,069
Ferrovial S.A.	786,210	24,265,275
Grifols S.A. *	547,843	6,334,083
Iberdrola S.A.	9,879,316	120,068,702
Industria de Diseno Textil S.A.	1,735,352	57,888,358
Inmobiliaria Colonial Socimi S.A.	561,045	3,274,763
Mapfre S.A.	1,670,822	3,273,963
Merlin Properties Socimi S.A.	541,514	4,439,500
Naturgy Energy Group S.A.	241,945	6,866,300
Red Electrica Corp. S.A.	728,357	12,303,669
Repsol S.A.	2,137,023	28,911,386
Telefonica S.A.	8,217,136	34,778,358
		632,850,476

Sweden 2.6%
Alfa Laval AB	511,231	18,309,920
Assa Abloy AB, B Shares	1,605,216	35,515,456
Atlas Copco AB, A Shares	4,153,171	60,311,724
Atlas Copco AB, B Shares	2,557,189	32,095,264
Axfood AB	174,649	3,754,995
Beijer Ref AB	536,696	7,914,634
Boliden AB	454,952	13,813,342
Boliden AB Redemption Shares *	456,635	481,658
Castellum AB (a)	637,924	5,955,114
Electrolux AB, B Shares (a)	364,112	4,780,735
Epiroc AB, A Shares	1,041,615	18,183,951
Epiroc AB, B Shares	604,043	9,096,498
EQT AB (a)	558,109	10,517,490
Essity AB, B Shares	1,003,714	26,597,001
Evolution AB	265,969	34,838,234
Fastighets AB Balder, B Shares *	1,089,388	3,647,442
Getinge AB, B Shares	365,432	8,377,309
H & M Hennes & Mauritz AB, B Shares	1,093,947	13,613,527

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hexagon AB, B Shares	3,072,415	35,513,048
Holmen AB, B Shares	154,135	5,812,140
Husqvarna AB, B Shares	693,362	5,102,934
Industrivarden AB, A Shares	223,295	5,990,861
Industrivarden AB, C Shares	267,276	7,124,184
Indutrade AB	461,049	10,810,734
Investment AB Latour, B Shares	231,707	4,575,125
Investor AB, A Shares	886,405	18,170,179
Investor AB, B Shares	2,989,892	60,615,942
Kinnevik AB, B Shares *	402,963	5,766,611
L E Lundbergfortagen AB, B Shares	132,143	5,480,664
Lifco AB, B Shares	378,627	7,970,106
Nibe Industrier AB, B Shares	2,422,492	23,048,352
Saab AB, B Shares	149,484	8,114,516
Sagax AB, Class B	294,372	5,782,713
Sandvik AB	1,792,361	31,397,113
Securitas AB, B Shares	796,286	5,847,254
Skandinaviska Enskilda Banken AB, A Shares	2,746,454	28,628,873
Skanska AB, B Shares	586,148	7,701,419
SKF AB, B Shares	630,550	9,959,163
SSAB AB, A Shares	217,841	1,388,677
SSAB AB, B Shares	1,244,937	7,682,198
Svenska Cellulosa AB, S.C.A., B Shares	1,005,123	13,289,463
Svenska Handelsbanken AB, A Shares	2,502,043	19,710,865
Sweco AB, B Shares	324,267	3,658,715
Swedbank AB, A Shares	1,677,521	25,593,771
Swedish Orphan Biovitrum AB *	292,581	5,860,438
Tele2 AB, B Shares	905,785	8,205,961
Telefonaktiebolaget LM Ericsson, B Shares	5,102,921	26,312,610
Telia Co. AB	4,134,124	9,598,783
Trelleborg AB, B Shares	377,597	9,346,598
Volvo AB, A Shares	380,458	7,313,004
Volvo AB, B Shares	2,455,175	45,173,361
Volvo Car AB, B Shares *(a)	882,335	3,022,295
		787,372,964

Switzerland 8.2%
ABB Ltd.	2,524,338	91,844,316
Adecco Group AG	260,296	7,733,566
Alcon, Inc.	764,125	59,063,690
Bachem Holding AG, Class B	49,074	5,132,062
Baloise Holding AG	73,614	11,265,765
Banque Cantonale Vaudoise	47,678	4,780,057
Barry Callebaut AG	5,982	12,047,106
Belimo Holding AG	15,173	6,878,183
BKW AG	29,126	5,202,949
Chocoladefabriken Lindt & Spruengli AG	161	19,408,412
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,781	21,216,529
Cie Financiere Richemont S.A., Class A	846,059	133,783,108
Clariant AG *	374,687	5,381,655
Credit Suisse Group AG *	5,547,320	4,571,844
DKSH Holding AG	58,797	4,222,527
Emmi AG	3,544	3,589,940
EMS-Chemie Holding AG	12,162	9,379,434
Flughafen Zuerich AG	30,205	5,802,109
Geberit AG	56,047	29,576,189
Georg Fischer AG	136,230	8,948,872
Givaudan S.A.	13,115	42,982,596
Helvetia Holding AG	59,952	8,479,783
Holcim AG *	905,698	55,620,944
SECURITY	NUMBER OF SHARES	VALUE ($)
Julius Baer Group Ltd.	348,421	21,206,743
Kuehne & Nagel International AG	82,509	23,385,748
Logitech International S.A.	236,268	15,083,521
Lonza Group AG	123,137	76,698,800
Nestle S.A.	4,468,653	527,449,170
Novartis AG	3,299,794	314,620,188
Partners Group Holding AG	36,705	32,956,806
PSP Swiss Property AG	76,526	8,187,106
Roche Holding AG	1,146,567	361,473,073
Roche Holding AG, Bearer Shares	52,054	17,481,352
Schindler Holding AG	30,941	6,180,415
Schindler Holding AG, Participation Certificates	67,491	13,924,195
SGS S.A.	242,834	21,474,266
SIG Group AG *	544,214	14,787,809
Sika AG	240,561	65,367,120
Sonova Holding AG	83,989	21,444,000
Straumann Holding AG	175,770	25,592,066
Swiss Life Holding AG	50,257	28,917,773
Swiss Prime Site AG	125,683	10,565,814
Swiss Re AG	480,355	47,933,034
Swisscom AG	42,279	26,676,724
Tecan Group AG	21,282	8,120,288
Temenos AG	97,477	8,182,886
The Swatch Group AG	73,823	4,126,626
The Swatch Group AG, Bearer Shares	48,164	14,257,155
UBS Group AG	4,728,542	89,175,807
VAT Group AG	42,656	17,512,221
Zurich Insurance Group AG	245,757	114,524,402
		2,494,216,744

United Kingdom 13.2%
3i Group plc	1,583,312	38,373,890
abrdn plc	3,353,635	8,250,643
Admiral Group plc	468,748	13,507,466
Airtel Africa plc	1,876,232	2,771,879
Anglo American plc	1,993,193	54,928,532
Antofagasta plc	580,537	9,623,548
Ashtead Group plc	720,569	43,760,589
Associated British Foods plc	573,185	12,968,453
AstraZeneca plc	2,449,415	353,974,866
Auto Trader Group plc	1,513,869	11,820,623
Aviva plc	4,662,829	22,781,253
B&M European Value Retail S.A.	1,566,607	9,898,546
BAE Systems plc	5,075,181	58,385,446
Barclays plc	26,090,752	48,938,632
Barratt Developments plc	1,654,965	9,492,785
Beazley plc	1,079,574	8,101,736
Berkeley Group Holdings plc	176,571	8,591,741
BP plc	29,311,235	164,676,390
British American Tobacco plc	3,710,244	117,468,083
BT Group plc	11,710,230	21,313,309
Bunzl plc	557,525	21,724,930
Burberry Group plc	620,628	16,568,705
Centrica plc	9,762,983	14,235,934
Coca-Cola HBC AG *	318,326	9,421,454
Compass Group plc	2,902,477	79,213,208
ConvaTec Group plc	2,652,753	6,667,703
CRH plc	1,236,023	58,305,140
Croda International plc	235,142	17,777,535
DCC plc	164,285	9,360,174
Dechra Pharmaceuticals plc	183,128	7,580,760
Derwent London plc	185,300	4,933,115
Diageo plc	3,686,070	152,908,206
Direct Line Insurance Group plc	2,115,127	4,349,049
Dowlais Group plc *	2,189,299	3,549,150
DS Smith plc	2,304,896	8,675,762

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Endeavour Mining plc	306,284	8,169,173
Entain plc	974,825	15,936,133
Experian plc	1,527,789	53,625,102
Ferguson plc	344,300	49,820,194
Flutter Entertainment plc *	291,938	56,933,630
Fresnillo plc	297,194	2,386,858
Glencore plc	20,916,047	106,661,621
GSK plc	6,619,842	110,467,170
Haleon plc	8,664,973	34,172,668
Halma plc	626,469	18,704,577
Hargreaves Lansdown plc	629,191	6,255,711
Hikma Pharmaceuticals plc	271,729	6,033,430
Hiscox Ltd.	558,452	8,111,944
Howden Joinery Group plc	952,126	7,741,226
HSBC Holdings plc	33,371,798	244,236,749
IMI plc	413,631	8,171,709
Imperial Brands plc	1,524,772	32,032,152
Informa plc	2,330,475	20,132,084
InterContinental Hotels Group plc	288,019	18,805,220
Intermediate Capital Group plc	451,358	7,787,031
International Consolidated Airlines Group S.A. *	1,874,550	3,587,202
Intertek Group plc	270,642	13,933,916
ITV plc	6,349,366	5,492,844
J Sainsbury plc	2,894,566	9,707,843
J.D. Sports Fashion plc	4,129,680	7,779,855
Johnson Matthey plc	289,643	6,210,415
Kingfisher plc	3,233,992	9,258,965
Land Securities Group plc	1,226,566	9,151,640
Legal & General Group plc	9,795,575	27,692,791
Lloyds Banking Group plc	111,461,261	61,018,686
London Stock Exchange Group plc	700,705	74,252,800
M&G plc	3,602,543	8,849,614
Melrose Industries plc	2,189,299	12,796,476
Mondi plc	781,453	12,058,234
National Grid plc (a)	6,056,831	83,025,612
NatWest Group plc	8,969,526	28,859,293
Next plc	202,243	15,906,882
NMC Health plc *(b)	136,583	0
Ocado Group plc *	987,063	4,514,220
Pearson plc	1,185,021	11,723,284
Persimmon plc	519,396	7,734,529
Phoenix Group Holdings plc	1,184,346	8,108,561
Prudential plc	4,545,493	59,491,705
Reckitt Benckiser Group plc	1,184,821	91,720,460
RELX plc	3,186,384	99,125,031
Renishaw plc	57,724	2,894,635
Rentokil Initial plc	4,172,750	33,026,518
Rightmove plc	1,324,905	8,597,969
Rio Tinto plc	1,800,956	106,739,257
Rolls-Royce Holdings plc *	13,950,301	24,776,575
RS Group plc	769,429	7,596,619
Schroders plc	1,444,098	8,154,398
Segro plc	1,967,366	19,448,307
Severn Trent plc	408,919	14,053,958
Shell plc	11,549,423	317,850,258
Smith & Nephew plc	1,436,928	21,406,762
Smiths Group plc	577,989	11,504,735
Smurfit Kappa Group plc	425,544	15,052,545
Spirax-Sarco Engineering plc	122,919	16,643,780
SSE plc	1,798,606	41,942,254
St. James's Place plc	904,674	12,501,971
Standard Chartered plc	3,922,318	30,801,330
Tate & Lyle plc	641,696	6,251,200
Taylor Wimpey plc	5,883,770	8,327,858
Tesco plc	11,961,150	38,662,686
The British Land Co., plc	1,481,957	6,300,010
The Sage Group plc	1,693,009	18,276,327
The Unite Group plc	536,961	5,956,310
SECURITY	NUMBER OF SHARES	VALUE ($)
The Weir Group plc	426,774	8,962,951
Unilever plc	4,162,143	207,838,389
United Utilities Group plc	1,130,943	14,192,119
Vodafone Group plc	39,170,928	37,076,451
Whitbread plc	337,344	13,738,903
Wise plc, Class A *	1,152,143	8,287,915
WPP plc	1,727,903	18,284,665
		4,008,232,130
Total Common Stocks (Cost $26,940,845,161)		29,982,187,713

PREFERRED STOCKS 0.6% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	98,708	10,118,118
FUCHS PETROLUB SE	118,176	4,182,784
Henkel AG & Co. KGaA	280,697	22,306,182
Sartorius AG	40,368	13,491,892
Sixt SE	21,978	1,562,831
Volkswagen AG	329,110	40,903,759
		92,565,566

Italy 0.0%
Telecom Italia S.p.A. - RSP *	10,546,898	2,718,812

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	46,765	3,713,717
Hyundai Motor Co., Ltd. 2nd	55,453	4,407,830
LG Chem Ltd.	15,687	4,266,722
LG Electronics, Inc.	13,984	565,787
Samsung Electronics Co., Ltd.	1,378,420	60,859,229
Samsung SDI Co., Ltd.	3,312	849,679
		74,662,964

Spain 0.0%
Grifols S.A., B Shares *	404,581	3,316,881
Total Preferred Stocks (Cost $171,180,336)		173,264,223

RIGHTS 0.0% OF NET ASSETS

Hong Kong 0.0%
Haitong International Securities Group Ltd.
expires 06/12/23, strike HKD 0.65 *	1,715,322	2,191
Total Rights (Cost $0)		2,191

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)	9,691,354	9,691,354
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)(d)	94,744,762	94,744,762
		104,436,116
Total Short-Term Investments (Cost $104,436,116)		104,436,116
Total Investments in Securities (Cost $27,216,461,613)		30,259,890,243

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/16/23	1,872	192,198,240	(6,920,570)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $89,611,971.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

HKD —	Hong Kong Dollar

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$25,209,483,395	$—	$—	$25,209,483,395
Hong Kong	713,720,104	—	0 *	713,720,104
Portugal	50,646,467	—	105,617	50,752,084
United Kingdom	4,008,232,130	—	0 *	4,008,232,130
Preferred Stocks[1]	173,264,223	—	—	173,264,223
Rights[1]	2,191	—	—	2,191
Short-Term Investments[1]	104,436,116	—	—	104,436,116
Liabilities
Futures Contracts[2]	(6,920,570)	—	—	(6,920,570)
Total	$30,252,864,056	$—	$105,617	$30,252,969,673

*	Level 3 amount shown includes securities determined to have no value at May 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 6.4%
29Metals Ltd.	478,586	218,350
Abacus Property Group	939,818	1,563,082
Accent Group Ltd.	639,238	734,287
Alkane Resources Ltd. *	815,204	387,756
APM Human Services International Ltd.	543,756	728,416
Appen Ltd. *(a)	254,610	520,676
Arafura Rare Earths Ltd. *	3,337,179	799,072
ARB Corp., Ltd.	143,815	2,661,798
Ardent Leisure Group Ltd.	809,726	259,387
Arena REIT	618,967	1,490,100
Argosy Minerals Ltd. *(a)	2,400,167	737,802
AUB Group Ltd.	162,680	2,661,437
Audinate Group Ltd. *(a)	114,545	699,025
Aussie Broadband Ltd. *	344,284	619,393
Austal Ltd.	609,472	777,007
Australian Agricultural Co., Ltd. *	612,301	634,001
Australian Clinical Labs Ltd.	223,374	459,690
Australian Ethical Investment Ltd.	218,711	380,739
Australian Finance Group Ltd.	390,930	430,084
AVZ Minerals Ltd. *(b)	641,362	62,259
Baby Bunting Group Ltd.	236,487	277,007
Bapcor Ltd.	638,339	2,548,833
Bega Cheese Ltd.	559,474	1,303,429
Bellevue Gold Ltd. *	2,024,704	1,683,719
Blackmores Ltd.	28,138	1,712,604
Boss Energy Ltd. *	633,243	1,122,861
BrainChip Holdings Ltd. *(a)	1,816,575	534,896
Breville Group Ltd.	282,473	3,586,583
Brickworks Ltd.	110,245	1,828,573
BWP Trust	990,509	2,390,959
Calix Ltd. *	294,738	822,088
Capricorn Metals Ltd. *	574,256	1,605,440
Carnarvon Energy Ltd. *	3,305,643	256,710
Cedar Woods Properties Ltd.	125,022	389,167
Centuria Capital Group	1,282,111	1,485,195
Centuria Industrial REIT	979,329	1,996,384
Centuria Office REIT	868,106	806,175
Chalice Mining Ltd. *	635,620	2,879,390
Champion Iron Ltd.	861,541	3,345,277
Charter Hall Long Wale REIT	1,227,601	3,424,045
Charter Hall Retail REIT	917,483	2,208,746
Charter Hall Social Infrastructure REIT	646,875	1,226,572
Clinuvel Pharmaceuticals Ltd.	74,207	898,031
Codan Ltd.	226,254	1,039,584
Collins Foods Ltd.	201,005	1,092,675
Cooper Energy Ltd. *	4,930,469	446,705
Core Lithium Ltd. *(a)	3,414,525	2,320,195
Coronado Global Resources, Inc.	1,364,159	1,165,316
Corporate Travel Management Ltd.	213,900	2,869,558
Costa Group Holdings Ltd.	827,205	1,418,613
Credit Corp. Group Ltd.	108,708	1,198,770
Cromwell Property Group	2,621,359	916,063
SECURITY	NUMBER OF SHARES	VALUE ($)
Data#3 Ltd.	276,378	1,266,315
De Grey Mining Ltd. *	2,413,302	2,092,769
Dexus Industria REIT	384,188	706,101
Dicker Data Ltd.	97,317	537,208
Eagers Automotive Ltd.	369,524	2,953,347
Elders Ltd.	292,535	1,211,610
Emeco Holdings Ltd.	1,041,080	434,559
Estia Health Ltd.	437,146	707,247
Event Hospitality & Entertainment Ltd.	193,719	1,479,310
Firefinch Ltd. *(b)	2,051,119	132,738
FleetPartners Group Ltd. *	471,426	665,082
G.U.D. Holdings Ltd.	269,144	1,524,045
G8 Education Ltd.	1,618,587	1,094,605
GDI Property Group Partnership	781,942	356,754
Gold Road Resources Ltd.	2,042,605	2,326,494
Goulamina Holdings Pty Ltd. *	1,789,879	1,030,905
GQG Partners, Inc.	1,184,288	996,335
GrainCorp Ltd., Class A	425,910	2,103,039
Growthpoint Properties Australia Ltd.	518,478	1,023,376
GWA Group Ltd.	462,889	540,703
Hansen Technologies Ltd.	336,918	1,081,461
Healius Ltd.	994,645	2,034,043
Helia Group Ltd.	651,141	1,390,573
Home Consortium Ltd.	340,252	968,854
HomeCo Daily Needs REIT	3,217,804	2,488,470
Hotel Property Investments	356,772	791,935
HUB24 Ltd.	106,811	1,728,068
Imdex Ltd.	893,100	1,066,354
Imugene Ltd. *	11,664,258	830,338
Infomedia Ltd.	716,368	649,036
Ingenia Communities Group	689,687	1,874,590
Inghams Group Ltd.	356,052	649,782
Integral Diagnostics Ltd.	319,001	689,514
InvoCare Ltd.	271,586	2,181,143
ioneer Ltd. *	3,936,484	866,148
IPH Ltd.	313,640	1,595,361
IRESS Ltd.	365,655	2,420,762
Jervois Global Ltd. *(a)	3,898,025	211,899
Johns Lyng Group Ltd.	335,439	1,378,454
Judo Capital Holdings Ltd. *	968,856	730,449
Jumbo Interactive Ltd.	95,526	912,458
Jupiter Mines Ltd.	1,778,434	241,692
Karoon Energy Ltd. *	969,712	1,248,823
Kelsian Group Ltd.	269,472	1,185,844
Kogan.com Ltd. *(a)	141,525	402,987
Lake Resources NL *(a)	2,573,183	882,575
Life360, Inc. *	324,590	1,430,498
Lifestyle Communities Ltd.	194,187	1,886,278
Link Administration Holdings Ltd.	931,453	1,154,342
Liontown Resources Ltd. *	3,264,214	5,830,323
Lovisa Holdings Ltd.	102,070	1,358,743
Macquarie Telecom Group Ltd. *	17,743	683,202
Mayne Pharma Group Ltd. *	166,635	383,903
McMillan Shakespeare Ltd.	111,427	1,111,936
Megaport Ltd. *	288,854	1,274,875
Mesoblast Ltd. *(a)	1,259,728	827,461

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mincor Resources NL *	732,347	663,514
Monadelphous Group Ltd.	170,122	1,339,849
Mount Gibson Iron Ltd. *	1,380,433	339,472
Myer Holdings Ltd.	1,569,712	690,771
MyState Ltd.	205,140	440,751
Nanosonics Ltd. *	436,130	1,416,852
National Storage REIT	2,160,298	3,523,052
Neometals Ltd. *(a)	894,668	277,912
Netwealth Group Ltd.	161,655	1,333,841
Neuren Pharmaceuticals Ltd. *	201,330	1,803,223
nib Holdings Ltd.	900,545	4,924,555
Nick Scali Ltd.	85,234	474,369
Nickel Industries Ltd.	2,838,186	1,643,875
Nine Entertainment Co. Holdings Ltd.	2,737,499	3,339,414
Novonix Ltd. *(a)	444,610	269,027
NRW Holdings Ltd.	819,106	1,155,584
Nuix Ltd. *	359,839	229,377
OFX Group Ltd. *	418,144	495,201
Omni Bridgeway Ltd. *	476,289	829,140
oOh!media Ltd.	875,734	691,412
Opthea Ltd. *	896,439	342,277
Pact Group Holdings Ltd.	372,806	159,233
Paladin Energy Ltd. *	5,477,743	1,931,982
Paradigm Biopharmaceuticals Ltd. *	507,011	282,176
Perenti Ltd. *	1,297,489	986,612
Perseus Mining Ltd.	2,580,553	3,047,759
PEXA Group Ltd. *	247,556	2,093,890
Pinnacle Investment Management Group Ltd.	187,377	1,084,073
PointsBet Holdings Ltd. *(a)	427,258	362,215
PolyNovo Ltd. *	1,131,983	1,087,856
PPK Mining Equipment Group *(b)	78,953	1,436
Praemium Ltd.	873,263	347,556
Premier Investments Ltd.	151,913	2,203,138
PWR Holdings Ltd.	116,297	666,065
Ramelius Resources Ltd.	1,794,534	1,579,412
Regis Resources Ltd. *	1,296,689	1,695,087
Reliance Worldwide Corp., Ltd.	1,475,470	4,010,371
Resolute Mining Ltd. *	4,117,992	1,279,180
Rural Funds Group	702,134	817,895
Sandfire Resources Ltd. *	895,544	3,332,420
Sayona Mining Ltd. *	13,204,151	1,538,112
Select Harvests Ltd.	233,259	671,743
Service Stream Ltd.	1,077,265	432,234
Seven West Media Ltd. *	1,776,053	425,268
SG Fleet Group Ltd.	201,047	259,565
Sigma Healthcare Ltd.	1,553,197	653,348
Silex Systems Ltd. *	297,895	755,708
Silver Lake Resources Ltd. *	1,620,719	1,096,046
SiteMinder Ltd. *	387,215	784,335
SmartGroup Corp., Ltd.	161,717	759,796
Solvar Ltd.	365,702	373,929
Southern Cross Media Group Ltd.	696,241	328,918
St. Barbara Ltd. *	1,531,497	530,243
Stanmore Resources Ltd. *	451,172	759,137
Starpharma Holdings Ltd. *	757,558	193,650
Strike Energy Ltd. *	4,350,194	1,351,309
Super Retail Group Ltd.	305,177	2,255,396
Superloop Ltd. *	778,851	332,662
Syrah Resources Ltd. *	1,244,670	688,692
Technology One Ltd.	521,674	5,529,909
Telix Pharmaceuticals Ltd. *	323,993	2,453,163
Temple & Webster Group Ltd. *	223,887	688,220
Tietto Minerals Ltd. *	1,891,817	606,023
Tyro Payments Ltd. *	640,840	489,369
United Malt Grp Ltd.	516,984	1,388,450
Ventia Services Group Pty Ltd.	826,042	1,448,693
Virgin Australia Holdings Pty. Ltd. *(b)	424,000	0
Viva Energy Group Ltd.	1,575,801	3,232,701
SECURITY	NUMBER OF SHARES	VALUE ($)
Vulcan Energy Resources Ltd. *	201,166	476,475
Vulcan Steel Ltd.	178,472	896,266
Waypoint REIT Ltd.	1,256,160	2,170,507
Webjet Ltd. *	712,155	3,401,228
Weebit Nano Ltd. *(a)	310,190	1,354,991
West African Resources Ltd. *	1,895,984	1,061,343
Westgold Resources Ltd. *	798,584	798,462
Zip Co., Ltd. *(a)	1,337,902	467,545
		231,095,500

Austria 0.9%
Agrana Beteiligungs AG	22,460	417,834
AT&S Austria Technologie & Systemtechnik AG	47,299	1,440,152
BAWAG Group AG *	154,547	6,699,248
CA Immobilien Anlagen AG	78,984	2,151,434
DO & Co. AG *	12,440	1,525,163
EVN AG	71,400	1,587,093
Flughafen Wien AG *	10,387	499,972
IMMOFINANZ AG *	59,422	980,655
Lenzing AG *	24,765	1,430,987
Mayr Melnhof Karton AG	16,147	2,341,148
Oesterreichische Post AG (a)	62,273	2,174,249
Palfinger AG	26,173	786,866
Porr AG	23,230	332,849
Schoeller-Bleckmann Oilfield Equipment AG	20,992	1,150,310
Strabag SE	22,452	914,358
UNIQA Insurance Group AG	211,718	1,812,472
Vienna Insurance Group AG Wiener Versicherung Gruppe	71,873	1,861,959
Wienerberger AG	199,083	5,611,691
		33,718,440

Belgium 1.4%
Aedifica S.A.	74,811	5,004,691
AGFA-Gevaert N.V. *	251,761	658,928
Barco N.V.	130,530	3,373,192
Bekaert S.A.	65,662	2,801,491
bpost S.A.	190,006	793,246
Cofinimmo S.A.	61,635	4,770,480
Deme Group NV *	13,119	1,667,152
Econocom Group S.A. N.V.	247,937	721,609
Etablissements Franz Colruyt N.V.	93,589	3,093,033
Euronav N.V.	235,445	3,719,939
Fagron	111,299	1,994,606
Gimv N.V.	37,098	1,740,208
KBC Ancora	67,560	3,213,789
Kinepolis Group N.V.	24,996	1,108,567
Melexis N.V.	37,616	3,422,742
Montea N.V.	27,419	2,218,664
Ontex Group N.V. *	121,563	922,740
Retail Estates N.V.	21,425	1,464,121
Shurgard Self Storage Ltd.	47,107	2,149,952
Telenet Group Holding N.V.	85,605	1,818,882
Tessenderlo Group S.A.	42,966	1,303,183
Van de Velde N.V.	10,582	373,981
VGP N.V.	18,849	1,857,776
Wereldhave Belgium Comm VA	5,079	260,990
Xior Student Housing N.V.	51,882	1,545,954
		51,999,916

Canada 21.4%
Air Canada *	332,784	5,246,495
Alamos Gold, Inc., Class A	737,813	9,097,143
Algonquin Power & Utilities Corp. (a)	1,290,156	10,858,077

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Allied Properties Real Estate Investment Trust	241,845	3,953,355
AltaGas Ltd.	530,489	8,983,931
ARC Resources Ltd.	1,206,773	14,524,245
Aritzia, Inc. *	169,539	4,336,696
Artis Real Estate Investment Trust	152,147	777,916
Atco Ltd., Class I	141,578	4,346,391
ATS Corp. *	140,570	6,147,934
B2Gold Corp.	2,400,596	8,883,247
Ballard Power Systems, Inc. *	481,091	2,013,836
Bausch Health Cos., Inc. *	604,139	4,951,158
Baytex Energy Corp. *	1,030,674	3,245,262
BlackBerry Ltd. *	979,045	5,250,672
Boardwalk Real Estate Investment Trust	69,679	3,098,211
Bombardier, Inc., Class B *	159,037	6,296,896
Boralex, Inc., Class A	154,413	4,261,040
Boyd Group Services, Inc.	40,332	7,299,697
Brookfield Infrastructure Corp., Class A	184,112	8,487,058
Brookfield Renewable Corp., Class A	240,998	8,077,591
BRP, Inc.	67,467	4,790,142
CAE, Inc. *	558,684	11,409,599
Cameco Corp.	816,775	22,707,222
Canada Goose Holdings, Inc. *	92,187	1,465,579
Canadian Apartment Properties REIT	324,140	11,696,511
Canadian Western Bank	179,501	3,267,016
Canfor Corp. *	114,675	1,618,931
Canopy Growth Corp. *(a)	567,694	471,930
Capital Power Corp.	221,784	7,420,537
Capstone Copper Corp. *	837,510	3,302,475
Cargojet, Inc.	15,946	1,202,197
Cascades, Inc.	181,392	1,430,532
CCL Industries, Inc., Class B	277,135	12,895,453
Celestica, Inc. *	193,581	2,465,156
Centerra Gold, Inc.	413,877	2,490,630
Chartwell Retirement Residences	445,032	2,949,855
Choice Properties Real Estate Investment Trust	487,071	4,858,885
CI Financial Corp.	316,212	3,049,760
Cogeco Communications, Inc.	18,895	891,441
Colliers International Group, Inc.	59,394	5,524,739
Crescent Point Energy Corp.	971,601	6,118,520
Cronos Group, Inc. *(a)	374,760	661,682
Definity Financial Corp.	139,433	3,723,547
Dream Industrial Real Estate Investment Trust	460,181	4,685,430
Dye & Durham Ltd.	61,074	686,987
Eldorado Gold Corp. *	351,378	3,313,960
Element Fleet Management Corp.	744,282	11,274,013
Emera, Inc.	508,705	20,946,236
Enerplus Corp.	425,459	5,859,334
Enghouse Systems Ltd.	83,754	2,322,290
Equinox Gold Corp. *	489,406	2,293,472
Finning International, Inc.	289,271	7,812,211
First Capital Real Estate Investment Trust	404,986	4,442,243
First Majestic Silver Corp.	432,317	2,499,825
First National Financial Corp.	33,393	942,118
First Quantum Minerals Ltd.	1,053,299	22,037,684
FirstService Corp.	71,719	10,404,610
GFL Environmental, Inc.	320,718	11,561,232
Gibson Energy, Inc.	271,285	4,372,732
Gildan Activewear, Inc.	333,598	9,085,410
Granite Real Estate Investment Trust	113,789	6,668,456
H&R Real Estate Investment Trust	504,300	3,758,228
Home Capital Group, Inc.	73,914	2,362,660
Hudbay Minerals, Inc.	416,973	1,782,251
iA Financial Corp., Inc.	198,066	12,606,982
IAMGOLD Corp. *	910,075	2,477,214
Innergex Renewable Energy, Inc.	298,199	3,084,439
SECURITY	NUMBER OF SHARES	VALUE ($)
Ivanhoe Mines Ltd., Class A *	1,066,766	7,800,820
Keyera Corp.	435,161	9,700,124
Kinaxis, Inc. *	52,783	7,051,712
Kinross Gold Corp.	2,371,667	11,166,533
Laurentian Bank of Canada	85,530	1,923,528
Lightspeed Commerce, Inc. *	256,107	3,451,689
Linamar Corp.	80,125	3,542,641
Lithium Americas Corp. *(a)	178,153	3,593,729
Lundin Gold, Inc.	243,563	3,081,942
Lundin Mining Corp.	1,291,165	9,014,313
Maple Leaf Foods, Inc.	139,779	2,568,733
MEG Energy Corp. *	561,386	8,470,556
Methanex Corp.	106,934	4,364,525
Mullen Group Ltd.	170,996	1,963,693
Northland Power, Inc.	471,909	10,338,741
NorthWest Healthcare Properties Real Estate Investment Trust	396,649	2,182,693
Novagold Resources, Inc. *	452,115	2,321,609
Nuvei Corp. *	117,196	3,672,021
OceanaGold Corp.	1,335,260	2,897,828
Onex Corp.	131,716	5,956,435
Open Text Corp.	507,257	21,062,006
Osisko Gold Royalties Ltd.	347,250	5,505,214
Pan American Silver Corp.	680,073	10,351,439
Paramount Resources Ltd., Class A	139,196	2,917,453
Parex Resources, Inc.	201,461	4,050,562
Parkland Corp.	260,377	6,485,960
PrairieSky Royalty Ltd.	398,429	6,677,123
Premium Brands Holdings Corp.	70,739	5,204,076
Primaris Real Estate Investment Trust	186,525	1,727,617
Primo Water Corp.	293,708	3,781,277
Quebecor, Inc., Class B	97,196	2,314,599
RB Global, Inc.	341,895	17,835,485
RioCan Real Estate Investment Trust	574,901	8,467,239
Russel Metals, Inc.	117,460	3,078,000
SmartCentres Real Estate Investment Trust	248,884	4,639,683
SNC-Lavalin Group, Inc.	332,623	7,757,043
SSR Mining, Inc.	390,539	5,763,417
Stantec, Inc.	212,373	12,278,668
Stelco Holdings, Inc.	80,290	2,509,173
Stella-Jones, Inc.	111,660	4,933,642
Superior Plus Corp.	317,884	2,247,381
TFI International, Inc.	156,686	16,483,556
The Descartes Systems Group, Inc. *	160,348	12,381,466
The North West Co., Inc.	88,498	2,509,169
TMX Group Ltd.	104,061	11,311,744
Topaz Energy Corp.	185,310	2,811,073
Torex Gold Resources, Inc. *	160,496	2,505,499
Toromont Industries Ltd.	153,864	11,885,323
TransAlta Corp.	441,360	4,247,031
TransAlta Renewables, Inc.	202,535	1,878,884
Transcontinental, Inc., Class A	136,187	1,417,675
Tricon Residential, Inc.	454,107	3,644,749
Vermilion Energy, Inc.	303,806	3,301,122
West Fraser Timber Co., Ltd.	145,645	9,815,742
Westshore Terminals Investment Corp.	74,865	1,720,028
Whitecap Resources, Inc.	561,755	3,839,258
Winpak Ltd.	59,516	1,869,152
WSP Global, Inc.	222,382	27,522,492
		767,624,092

Denmark 2.5%
ALK-Abello A/S *	246,543	2,910,077
Alm Brand A/S	1,648,583	2,626,801
Ambu A/S, Class B *	327,196	5,110,388
Bavarian Nordic A/S *	134,700	3,592,540
Chemometec A/S *	29,566	2,038,451

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
D/S Norden A/S	42,614	2,201,101
Dfds A/S	57,622	2,124,982
FLSmidth & Co. A/S	107,817	4,460,733
GN Store Nord A/S *	273,111	6,732,765
ISS A/S	353,264	6,698,422
Jyske Bank A/S *	97,055	6,645,680
Netcompany Group A/S *	62,642	2,630,261
NKT A/S *	80,685	4,821,325
NTG Nordic Transport Group A/S, Class A *	28,375	1,758,915
Ringkjoebing Landbobank A/S	51,672	6,864,745
Scandinavian Tobacco Group A/S, Class A	102,897	1,685,194
Schouw & Co. A/S	23,804	1,857,238
SimCorp A/S	75,012	7,753,345
Spar Nord Bank A/S	152,547	2,220,986
Sydbank A/S	106,998	4,457,484
Topdanmark A/S	80,082	4,147,865
TORM plc, Class A	54,709	1,376,889
Zealand Pharma A/S *	97,198	3,709,699
		88,425,886

Finland 1.1%
Cargotec Oyj, B Shares	92,428	4,911,110
Citycon Oyj *	145,317	932,633
Finnair Oyj *(a)	1,115,620	677,937
F-Secure Oyj	202,595	578,844
Kemira Oyj	166,389	2,628,881
Konecranes Oyj	136,169	5,067,878
Metsa Board Oyj, B Shares	323,222	2,593,018
Nokian Renkaat Oyj	259,316	2,240,959
Oriola Oyj, B Shares	245,213	356,579
Outokumpu Oyj	615,699	3,350,250
QT Group Oyj *(a)	36,935	3,298,169
Raisio Oyj, V Shares	213,387	478,871
Revenio Group Oyj	43,411	1,417,108
Sanoma Oyj	141,483	1,043,779
Terveystalo Oyj	145,131	1,247,077
TietoEVRY Oyj	164,217	4,495,844
Tokmanni Group Corp.	89,462	1,143,552
Uponor Oyj	101,563	2,977,600
YIT Oyj	305,451	654,539
		40,094,628

France 3.8%
Air France-KLM *	2,181,057	3,864,525
Altarea S.C.A. *	7,307	919,219
Alten S.A.	55,119	8,790,853
Antin Infrastructure Partners S.A.	50,091	785,544
ARGAN S.A.	18,307	1,366,197
Atos SE *(a)	180,363	2,617,961
Believe S.A. *	28,445	340,249
Beneteau S.A.	69,621	1,166,785
Bonduelle S.C.A.	24,863	305,354
Carmila S.A. *	108,501	1,612,481
Casino Guichard Perrachon S.A. *(a)	73,103	434,099
CGG S.A. *	1,349,679	938,734
Cie Plastic Omnium S.A.	103,717	1,672,965
Coface S.A.	197,917	2,732,442
Derichebourg S.A.	181,372	946,308
Elior Group S.A. *	215,507	652,496
Elis S.A.	346,406	5,975,332
Equasens	7,148	589,064
Eramet S.A.	18,072	1,562,519
Etablissements Maurel et Prom S.A.	100,096	392,488
Euroapi S.A. *	89,133	931,052
Eutelsat Communications S.A. (a)	259,767	1,646,395
SECURITY	NUMBER OF SHARES	VALUE ($)
Faurecia SE *	299,764	6,177,453
Fnac Darty S.A.	33,236	1,186,294
Gaztransport Et Technigaz S.A.	63,639	6,346,952
GL Events *	24,648	522,917
ID Logistics Group *	4,430	1,180,706
Imerys S.A.	73,954	2,622,298
Interparfums S.A.	33,133	2,363,116
IPSOS	72,737	3,550,007
Jacquet Metals SACA	24,320	473,437
Korian S.A. (a)	124,297	985,235
Lagardere S.A.	29,055	648,938
LISI	31,529	838,646
Maisons du Monde S.A.	83,798	834,408
Manitou BF S.A.	22,257	506,597
Mercialys S.A.	168,133	1,345,246
Mersen S.A.	32,619	1,236,256
Metropole Television S.A.	119,743	1,649,342
Nexans S.A.	63,535	4,876,897
Nexity S.A. (a)	80,464	1,645,312
OVH Groupe SAS *(a)	41,295	445,529
PEUGEOT INVEST	9,669	1,015,350
Quadient S.A.	63,718	1,165,675
Rothschild & Co.	53,154	2,618,038
Rubis S.C.A.	178,179	4,843,896
SES S.A.	705,374	4,173,597
SES-imagotag S.A. *	14,609	2,454,566
SMCP S.A. *	77,602	605,595
Societe BIC S.A.	45,340	2,697,204
Sopra Steria Group S.A.	26,895	5,034,938
SPIE S.A.	243,401	7,198,250
Technip Energies N.V.	332,304	6,569,926
Television Francaise 1	199,938	1,383,369
Trigano S.A.	15,001	2,026,259
Vallourec S.A. *	306,213	3,193,371
Valneva SE *(a)	190,693	1,058,775
Verallia S.A.	131,761	4,562,480
Vetoquinol S.A.	7,165	676,781
Vicat S.A.	29,050	774,255
Vilmorin & Cie S.A.	11,529	769,421
Virbac S.A.	8,043	2,443,774
Voltalia S.A. *	71,951	1,153,673
X-Fab Silicon Foundries SE *	108,574	917,904
		137,015,745

Germany 4.3%
1&1 AG	86,416	921,281
Aareal Bank AG, Tender Shares *	120,291	4,219,171
About You Holding SE *(a)	60,919	293,165
Adesso SE	6,874	832,503
ADVA Optical Networking SE *	34,193	710,837
AIXTRON SE	201,434	6,229,864
Aroundtown S.A. (a)	1,361,885	1,422,868
Atoss Software AG	7,251	1,580,845
Aurubis AG	67,487	5,145,715
Auto1 Group SE *	177,626	1,519,482
Basler AG (a)	22,075	514,222
BayWa AG *	26,634	1,070,473
Befesa S.A.	76,935	2,862,513
Bertrandt AG	8,668	443,566
Bilfinger SE	52,832	1,863,205
CANCOM SE	61,728	1,897,910
CECONOMY AG *	336,153	775,519
CompuGroup Medical SE & Co. KgaA	45,054	2,387,195
CropEnergies AG	40,294	406,377
Dermapharm Holding SE	33,869	1,692,732
Deutsche Beteiligungs AG	26,684	806,496
Deutsche Euroshop AG (a)	22,908	493,329
Deutsche Pfandbriefbank AG	231,090	1,731,947

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Deutz AG	227,170	1,344,132
DIC Asset AG (a)	102,495	580,224
Duerr AG	92,105	2,684,601
Eckert & Ziegler Strahlen- und Medizintechnik AG	25,998	1,099,790
ElringKlinger AG	51,085	464,014
Encavis AG *	204,685	3,301,589
Energiekontor AG	11,095	813,793
Evotec SE *	298,730	6,430,034
flatexDEGIRO AG *	162,096	1,522,461
Freenet AG	223,499	5,465,968
Gerresheimer AG	65,138	7,138,807
GFT Technologies SE	32,433	1,013,793
Grand City Properties S.A.	178,170	1,310,635
GRENKE AG (a)	50,321	1,488,711
Hamburger Hafen und Logistik AG	47,514	614,948
Hensoldt AG	98,230	3,120,747
Hornbach Holding AG & Co. KGaA	15,544	1,097,031
Hugo Boss AG	107,717	7,301,345
Hypoport SE *	7,589	1,199,841
Indus Holding AG	39,371	1,034,645
Instone Real Estate Group AG	55,806	299,854
Jenoptik AG	95,773	3,181,549
K+S AG	365,670	5,867,106
Kloeckner & Co. SE	143,830	1,361,634
Kontron AG (a)	93,731	1,912,596
Krones AG	27,530	3,067,048
KWS Saat SE & Co. KGaA	18,812	1,072,968
MorphoSys AG *(a)	66,597	1,689,778
Nagarro SE *(a)	14,737	1,216,041
New Work SE	5,282	691,504
Nordex SE *	235,178	2,829,413
Norma Group SE	60,529	1,088,621
PATRIZIA SE	80,722	711,698
PNE AG	80,082	1,210,624
ProSiebenSat.1 Media SE *	316,152	2,550,793
Salzgitter AG	73,422	2,378,001
Secunet Security Networks AG *	2,509	530,689
SGL Carbon SE *(a)	96,527	871,112
Shop Apotheke Europe N.V. *	13,757	1,334,051
Siltronic AG	39,003	3,338,963
SMA Solar Technology AG *	16,544	1,772,575
Software AG	93,026	3,276,744
Stabilus SE	46,525	2,767,698
STRATEC SE	13,745	833,787
Stroeer SE & Co. KGaA	46,223	2,235,266
Suedzucker AG	147,174	2,522,988
Synlab AG	146,692	1,409,059
TAG Immobilien AG *	289,710	2,313,361
Takkt AG	62,508	926,293
TeamViewer SE *	265,357	4,140,200
Varta AG (a)	26,497	414,122
VERBIO Vereinigte BioEnergie AG	38,026	1,350,777
Vitesco Technologies Group AG, Class A *	33,961	2,199,504
Vossloh AG	16,353	690,384
Wacker Neuson SE	45,572	995,979
Wuestenrot & Wuerttembergische AG	34,463	581,243
		154,482,347

Hong Kong 0.8%
Asia Cement China Holdings Corp.	829,385	358,103
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	469,641	875,899
China Animal Healthcare Ltd. *(b)	192,752	0
Chow Sang Sang Holdings International Ltd.	468,356	548,033
SECURITY	NUMBER OF SHARES	VALUE ($)
CITIC Telecom International Holdings Ltd.	2,673,015	1,000,471
C-Mer Eye Care Holdings Ltd. *	804,176	395,501
Cowell e Holdings, Inc. *(a)	567,888	1,313,036
EC Healthcare	754,575	403,879
Esprit Holdings Ltd. *	5,167,800	356,480
Everest Medicines Ltd. *	196,246	272,750
Far East Consortium International Ltd.	2,041,958	516,473
Fortune Real Estate Investment Trust	2,582,905	1,864,199
Fosun Tourism Group *	362,652	324,282
Frontage Holdings Corp. *	1,332,464	365,956
Giordano International Ltd.	2,181,615	560,157
HKBN Ltd.	1,470,368	942,899
Hong Kong Technology Venture Co., Ltd.	1,014,047	550,532
Hua Medicine *	1,622,887	383,526
IGG, Inc. *	1,564,232	817,259
Jacobio Pharmaceuticals Group Co., Ltd. *	717,476	538,915
Jinchuan Group International Resources Co., Ltd.	8,798,101	466,415
K Wah International Holdings Ltd.	2,359,415	777,605
LK Technology Holdings Ltd. (a)	694,708	616,769
Luk Fook Holdings International Ltd.	642,311	1,755,878
MH Development NPV *(b)	459,925	10,752
Pacific Basin Shipping Ltd.	8,852,580	2,589,647
Powerlong Real Estate Holdings Ltd.	2,681,883	304,905
Prosperity REIT	2,177,274	458,915
Realord Group Holdings Ltd. *(a)	759,735	518,249
Sa Sa International Holdings Ltd. *	2,059,076	352,462
Shun Tak Holdings Ltd. *	2,419,445	364,698
Sirnaomics Ltd. *(a)	133,764	812,503
SmarTone Telecommunications Holdings Ltd.	656,006	373,747
Stella International Holdings Ltd.	814,000	779,868
Sun Hung Kai & Co., Ltd.	1,055,237	385,524
SUNeVision Holdings Ltd.	1,139,547	611,388
Sunlight Real Estate Investment Trust	2,039,152	721,547
Superb Summit International Group Ltd. *(b)	1,120,000	0
Texhong Textile Group Ltd.	562,769	391,079
The United Laboratories International Holdings Ltd.	912,373	804,187
Theme International Holdings Ltd. *	9,619,512	1,130,515
Truly International Holdings Ltd.	2,905,196	304,316
Value Partners Group Ltd.	1,786,407	499,758
Vesync Co., Ltd.	733,525	297,036
Vobile Group Ltd. *	2,872,598	832,983
VSTECS Holdings Ltd.	1,259,242	640,218
		29,189,314

Ireland 0.1%
Dalata Hotel Group plc *	418,307	1,902,008

Israel 0.9%
AFI Properties Ltd. *	10,286	285,861
AudioCodes Ltd.	46,813	389,174
Camtek Ltd. *	50,470	1,495,878
Cellcom Israel Ltd. *	162,812	633,820
Clal Insurance Enterprises Holdings Ltd. *	120,243	1,700,487
Danel Adir Yeoshua Ltd.	8,989	517,687
Delek Automotive Systems Ltd.	102,510	754,495
Delta Galil Industries Ltd.	17,796	669,443
Equital Ltd. *	33,941	860,758
FIBI Holdings Ltd.	32,420	1,283,797
Formula Systems 1985 Ltd.	14,144	976,271
Fox Wizel Ltd.	12,772	965,350

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
G City Ltd.	140,831	425,327
Gilat Satellite Networks Ltd. *	50,446	266,213
Hilan Ltd.	26,097	1,165,472
IDI Insurance Co., Ltd.	15,033	332,059
Isracard Ltd.	366,490	1,520,929
Israel Canada T.R Ltd.	275,999	518,826
Matrix IT Ltd.	60,198	1,117,748
Maytronics Ltd.	81,274	968,991
Mega Or Holdings Ltd.	37,611	674,691
Menora Mivtachim Holdings Ltd.	40,212	830,521
Migdal Insurance & Financial Holding Ltd.	608,681	660,024
Oil Refineries Ltd.	2,773,307	744,756
One Software Technologies Ltd.	78,448	962,182
Partner Communications Co., Ltd. *	191,091	770,002
Paz Oil Co., Ltd. *	18,314	1,915,763
Perion Network Ltd. *	75,428	2,322,446
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,144	851,681
Reit 1 Ltd.	374,562	1,544,399
Sapiens International Corp. N.V.	56,930	1,383,105
Sella Capital Real Estate Ltd.	410,739	802,794
Summit Real Estate Holdings Ltd.	77,533	983,966
		31,294,916

Italy 2.3%
ACEA S.p.A.	79,656	1,146,437
Alerion Cleanpower S.p.A.	11,772	377,759
Anima Holding S.p.A.	417,868	1,446,949
Arnoldo Mondadori Editore S.p.A.	239,805	469,385
Autogrill S.p.A. *	93,189	661,663
Azimut Holding S.p.A.	202,955	4,019,080
Banca Generali S.p.A.	104,176	3,198,588
Banca IFIS S.p.A.	44,158	659,076
Banca Monte dei Paschi di Siena S.p.A. *	783,638	1,761,101
Banca Popolare di Sondrio S.p.A.	748,609	2,793,323
BFF Bank S.p.A.	346,820	3,584,677
Biesse S.p.A.	24,302	303,128
BPER Banca	1,997,504	5,089,600
Brembo S.p.A.	279,744	4,240,904
Brunello Cucinelli S.p.A.	63,419	5,456,209
Carel Industries S.p.A.	81,576	2,256,825
Cementir Holding N.V.	95,364	719,807
Credito Emiliano S.p.A.	145,127	996,396
Danieli & C Officine Meccaniche S.p.A. (a)	21,689	519,103
Datalogic S.p.A.	36,981	269,276
doValue S.p.A.	111,017	484,073
El.En. S.p.A.	99,101	1,098,777
Enav S.p.A.	472,526	1,989,852
ERG S.p.A.	103,797	2,839,485
Fincantieri S.p.A. *(a)	909,151	504,008
Gruppo MutuiOnline S.p.A. *	32,258	988,720
GVS S.p.A. *	138,303	852,969
Immobiliare Grande Distribuzione SIIQ S.p.A.	129,162	341,495
Iren S.p.A.	1,204,989	2,395,852
Italmobiliare S.p.A.	26,288	681,023
Iveco Group N.V. *	379,007	2,822,760
Juventus Football Club S.p.A. *(a)	1,720,284	551,299
Maire Tecnimont S.p.A.	306,867	1,097,919
MARR S.p.A.	62,893	977,593
MFE-MediaForEurope N.V., Class A	1,840,155	869,465
MFE-MediaForEurope N.V., Class B	525,069	361,336
Piaggio & C S.p.A.	318,716	1,224,579
RAI Way S.p.A.	181,266	1,031,943
SECURITY	NUMBER OF SHARES	VALUE ($)
Saipem SpA *	1,970,104	2,484,689
Salcef Group S.p.A.	40,609	950,287
Salvatore Ferragamo S.p.A.	129,025	2,077,059
Sanlorenzo S.p.A	25,582	1,013,191
Saras S.p.A.	1,126,735	1,309,322
Sesa S.p.A.	13,794	1,586,754
SOL S.p.A.	70,051	1,915,578
Tamburi Investment Partners S.p.A. *	193,211	1,814,704
Technogym S.p.A.	259,732	2,368,883
Tinexta S.p.A.	37,113	685,682
Tod's S.p.A. *	16,282	659,613
Unipol Gruppo S.p.A.	809,003	4,025,187
Webuild S.p.A. (a)	615,801	1,187,619
Zignago Vetro S.p.A.	57,474	944,830
		84,105,832

Japan 17.8%
Adastria Co., Ltd.	49,387	980,918
ADEKA Corp.	186,120	3,261,080
Aeon Delight Co., Ltd.	30,954	653,575
Aeon Hokkaido Corp.	99,006	581,784
Ai Holdings Corp.	66,664	1,085,977
Aichi Financial Group, Inc.	86,381	1,312,578
Aichi Steel Corp.	21,295	383,177
Aida Engineering Ltd.	103,653	649,153
Aiful Corp.	547,322	1,288,830
Aiphone Co., Ltd.	22,547	354,387
Airtrip Corp.	21,216	396,334
Aisan Industry Co., Ltd.	65,052	452,102
Alconix Corp.	49,831	462,947
Alpen Co., Ltd.	28,337	397,122
Alpha Systems, Inc.	12,491	306,654
Altech Corp.	34,417	685,803
Anest Iwata Corp.	78,167	595,841
Anicom Holdings, Inc.	152,366	645,605
AOKI Holdings, Inc.	82,339	486,791
Aoyama Trading Co., Ltd.	81,974	749,245
Arata Corp.	23,551	766,126
Arcland Sakamoto Co., Ltd.	53,252	600,688
Arcland Service Holdings Co., Ltd.	26,739	562,664
Arcs Co., Ltd.	65,284	1,098,541
Argo Graphics, Inc.	27,228	772,709
Arisawa Manufacturing Co., Ltd.	50,415	388,987
ARTERIA Networks Corp.	50,528	711,005
Asahi Diamond Industrial Co., Ltd.	91,025	530,325
Asahi Holdings, Inc.	135,172	1,821,772
ASAHI YUKIZAI Corp.	21,694	578,393
Asanuma Corp.	22,880	510,937
ASKA Pharmaceutical Holdings Co., Ltd.	39,308	340,989
Atom Corp. *	217,438	1,287,057
Autobacs Seven Co., Ltd.	110,303	1,169,228
Avant Group Corp.	39,490	386,378
Avex, Inc.	62,903	673,535
Axial Retailing, Inc.	25,776	624,498
Bando Chemical Industries Ltd.	77,256	693,958
Bank of the Ryukyus Ltd.	74,345	478,375
Base Co., Ltd.	31,382	1,237,625
Belc Co., Ltd.	17,538	739,354
Bell System24 Holdings, Inc. *	60,452	597,532
Belluna Co., Ltd.	89,746	438,725
BeNext-Yumeshin Group Co.	106,229	1,410,405
BML, Inc.	38,353	833,134
Broadleaf Co., Ltd.	158,147	461,826
BRONCO BILLY Co., Ltd.	16,785	339,388
Bunka Shutter Co., Ltd.	85,957	673,678
C Uyemura & Co., Ltd.	24,140	1,247,474
Canon Electronics, Inc.	31,556	420,325
Carta Holdings, Inc.	37,258	347,473

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cawachi Ltd.	22,709	351,082
Central Glass Co., Ltd.	41,922	904,662
Change Holdings, Inc.	59,868	865,143
Chilled & Frozen Logistics Holdings Co., Ltd.	39,764	336,407
Chiyoda Corp. *	288,018	717,391
Chiyoda Integre Co., Ltd.	20,672	334,090
Chofu Seisakusho Co., Ltd.	33,578	565,261
Chori Co., Ltd.	17,898	327,433
Chubu Shiryo Co., Ltd.	49,813	377,212
Chudenko Corp.	48,225	750,738
Chugoku Marine Paints Ltd.	101,755	762,534
Citizen Watch Co., Ltd.	476,100	2,916,950
CKD Corp.	110,850	1,688,357
CMK Corp.	87,064	276,057
COLOPL, Inc.	93,760	445,597
Colowide Co., Ltd.	129,489	1,841,568
Comforia Residential REIT, Inc.	1,265	3,064,828
Computer Engineering & Consulting Ltd.	40,660	410,340
Comture Corp.	42,420	625,757
Cosel Co., Ltd.	38,645	305,642
CRE Logistics REIT, Inc.	1,053	1,441,784
Create Restaurants Holdings, Inc.	190,146	1,355,512
Create SD Holdings Co., Ltd.	40,624	976,965
CTI Engineering Co., Ltd.	20,026	478,738
Curves Holdings Co., Ltd.	115,238	564,168
Cybozu, Inc.	45,839	796,273
Dai Nippon Toryo Co., Ltd.	46,187	287,605
Dai-Dan Co., Ltd.	33,210	584,500
Daido Metal Co., Ltd.	94,160	312,036
Daihen Corp.	35,530	1,279,146
Daiho Corp.	14,851	397,543
Daiichi Jitsugyo Co., Ltd.	16,745	709,519
Daiken Corp.	29,495	459,161
Daiki Aluminium Industry Co., Ltd.	50,986	465,284
Daikokutenbussan Co., Ltd. (a)	9,609	340,096
Daikyonishikawa Corp.	109,578	568,615
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	23,280	309,756
Daiseki Co., Ltd.	83,971	2,154,644
Daishi Hokuetsu Financial Group, Inc.	79,345	1,700,311
Daito Pharmaceutical Co., Ltd.	23,535	387,940
Daiwa Industries Ltd.	49,155	475,313
Daiwabo Holdings Co., Ltd.	165,318	3,057,522
DCM Holdings Co., Ltd.	175,207	1,571,301
Demae-Can Co., Ltd. *(a)	137,068	424,797
Denyo Co., Ltd.	25,404	332,017
Dexerials Corp.	84,799	1,863,314
Digital Arts, Inc.	18,363	743,904
Digital Garage, Inc.	59,817	1,639,760
Dip Corp.	37,242	898,297
Direct Marketing MiX, Inc.	40,126	290,071
DKK Co., Ltd.	17,381	265,850
Doshisha Co., Ltd.	39,994	605,428
Doutor Nichires Holdings Co., Ltd.	47,757	690,813
DTS Corp.	68,565	1,722,529
Duskin Co., Ltd.	78,812	1,737,401
DyDo Group Holdings, Inc.	14,825	520,464
Eagle Industry Co., Ltd.	50,546	531,454
Earth Corp.	27,552	978,119
EDION Corp.	159,214	1,583,992
eGuarantee, Inc.	57,817	812,331
Eiken Chemical Co., Ltd.	58,707	619,782
Eizo Corp.	36,133	1,233,614
Elan Corp.	60,460	374,751
Elecom Co., Ltd.	79,535	832,267
Elematec Corp.	31,432	384,028
EM Systems Co., Ltd.	68,495	404,455
en-japan, Inc.	54,569	907,693
SECURITY	NUMBER OF SHARES	VALUE ($)
Enplas Corp.	11,606	453,557
eRex Co., Ltd.	66,614	544,012
ES-Con Japan Ltd.	71,978	401,323
ESCON Japan Reit Investment Corp.	612	507,244
ESPEC Corp.	34,918	504,845
euglena Co., Ltd. *	166,424	1,062,522
Exedy Corp.	52,716	797,258
FCC Co., Ltd.	62,188	749,114
Ferrotec Holdings Corp.	86,446	2,032,531
FIDEA Holdings Co., Ltd.	34,346	318,840
Financial Products Group Co., Ltd.	106,974	839,162
Fixstars Corp.	38,456	369,380
France Bed Holdings Co., Ltd.	59,002	443,418
Fuji Co., Ltd.	59,876	750,405
Fuji Corp.	158,291	2,580,875
Fuji Seal International, Inc.	82,285	871,055
Fuji Soft, Inc.	38,462	2,419,790
Fujibo Holdings, Inc.	20,460	440,055
Fujicco Co., Ltd.	40,274	538,178
Fujimi, Inc.	36,381	2,335,738
Fujimori Kogyo Co., Ltd.	28,313	680,898
Fujio Food Group., Inc. *	42,379	453,470
Fujita Kanko, Inc. *	15,362	397,478
Fujitec Co., Ltd.	140,109	3,590,096
Fujiya Co., Ltd.	20,782	365,617
Fukuda Corp.	9,312	298,925
Fukuoka REIT Corp.	1,371	1,600,473
Fukushima Galilei Co., Ltd.	21,206	793,812
Fukuyama Transporting Co., Ltd.	52,700	1,210,801
FULLCAST Holdings Co., Ltd.	34,141	543,216
Funai Soken Holdings, Inc.	57,390	1,063,881
Furukawa Co., Ltd.	58,170	589,548
Furuno Electric Co., Ltd.	45,670	317,727
Furuya Metal Co., Ltd.	8,249	570,932
Fuso Chemical Co., Ltd.	34,209	948,788
Futaba Industrial Co., Ltd.	109,338	354,508
Future Corp.	64,959	796,441
G-7 Holdings, Inc.	32,095	288,296
Gakken Holdings Co., Ltd.	53,844	327,962
Genky DrugStores Co., Ltd.	17,849	539,117
Geo Holdings Corp.	44,573	506,936
giftee, Inc. *	37,599	539,570
Giken Ltd.	27,367	375,301
Global One Real Estate Investment Corp.	1,946	1,498,691
GLOBERIDE, Inc.	36,754	559,011
Glory Ltd.	89,983	1,705,436
Godo Steel Ltd.	16,900	378,002
Goldcrest Co., Ltd.	28,704	350,698
Gree, Inc.	130,291	627,605
gremz, Inc.	29,151	552,078
G-Tekt Corp.	35,482	337,259
Gunze Ltd.	28,862	899,646
H.I.S. Co., Ltd. *(a)	76,926	1,062,093
H2O Retailing Corp.	151,548	1,574,975
Hakuto Co., Ltd.	19,704	688,226
Halows Co., Ltd.	15,902	366,492
Hamakyorex Co., Ltd.	29,410	742,012
Hankyu Hanshin REIT, Inc.	1,271	1,287,238
Hanwa Co., Ltd.	69,647	2,058,778
Happinet Corp.	29,285	412,713
Hazama Ando Corp.	295,599	2,139,001
Health Care & Medical Investment Corp.	654	756,911
Heiwa Real Estate Co., Ltd.	59,394	1,553,771
Heiwa Real Estate REIT, Inc.	1,877	2,038,012
Heiwado Co., Ltd.	55,897	828,163
Hibiya Engineering Ltd.	30,435	478,586
Hiday Hidaka Corp.	47,684	779,859
HI-LEX Corp.	50,424	407,463
Hioki EE Corp.	16,231	1,045,550

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hirata Corp.	16,795	841,463
Hitachi Zosen Corp.	307,243	1,790,043
Hochiki Corp.	27,268	306,415
Hogy Medical Co., Ltd.	34,347	784,217
Hokkaido Electric Power Co., Inc. *	326,736	1,337,673
Hokkoku Financial Holdings, Inc.	39,397	1,304,163
Hokuetsu Corp.	257,906	1,620,738
Hokuhoku Financial Group, Inc.	233,770	1,795,335
Hokuriku Electric Power Co. *	324,510	1,807,027
Hokuto Corp.	37,478	490,622
Honeys Holdings Co., Ltd	28,882	302,226
Hoosiers Holdings Co., Ltd.	47,094	310,106
Hoshino Resorts REIT, Inc.	498	2,441,613
Hosiden Corp.	95,891	1,173,629
Hosokawa Micron Corp.	23,943	467,670
Hulic REIT, Inc.	2,405	2,731,800
Ichibanya Co., Ltd.	30,382	1,154,697
Ichigo Office REIT Investment Corp.	2,194	1,424,298
Ichigo, Inc.	356,460	625,077
Ichikoh Industries Ltd.	109,350	390,550
Ichiyoshi Securities Co., Ltd.	55,655	227,854
Icom, Inc.	17,177	351,003
Idec Corp.	47,401	1,041,557
IDOM, Inc.	100,596	593,287
Iino Kaiun Kaisha Ltd.	153,349	881,360
I'll, Inc.	33,564	634,693
Inaba Denki Sangyo Co., Ltd.	98,272	2,113,641
Inabata & Co., Ltd.	75,077	1,550,278
Inageya Co., Ltd. (a)	44,647	479,337
Ines Corp.	34,608	355,456
Infocom Corp.	38,622	606,220
Infomart Corp.	384,195	723,210
Insource Co., Ltd.	76,642	668,694
Intage Holdings, Inc.	56,447	630,668
Inui Global Logistics Co., Ltd.	21,579	201,557
Iriso Electronics Co., Ltd.	37,528	1,142,910
Ishihara Sangyo Kaisha Ltd.	63,834	562,885
Istyle, Inc. *	102,762	390,557
Itochu Advance Logistics Investment Corp.	1,254	1,262,841
Itochu Enex Co., Ltd.	84,701	702,634
Itochu-Shokuhin Co., Ltd.	9,176	333,637
J Trust Co., Ltd. (a)	180,585	526,057
JAC Recruitment Co., Ltd.	25,513	405,023
Jaccs Co., Ltd.	46,104	1,489,887
JAFCO Group Co., Ltd.	94,814	1,161,805
Japan Display, Inc. *	1,172,732	318,962
Japan Elevator Service Holdings Co., Ltd.	130,932	1,760,879
Japan Excellent, Inc.	2,338	2,086,738
Japan Lifeline Co., Ltd.	123,028	906,981
Japan Material Co., Ltd.	106,661	1,668,833
Japan Petroleum Exploration Co., Ltd.	54,902	1,618,983
Japan Pulp & Paper Co., Ltd.	19,642	667,784
Japan Securities Finance Co., Ltd.	154,500	1,239,627
Japan Transcity Corp.	89,716	375,007
JCU Corp.	38,200	948,746
JINS Holdings, Inc.	26,669	580,280
JM Holdings Co., Ltd.	25,568	355,205
J-Oil Mills, Inc.	32,520	360,777
Joshin Denki Co., Ltd.	35,516	480,444
Joyful Honda Co., Ltd.	106,436	1,307,262
Juroku Financial Group, Inc.	65,892	1,436,074
JVCKenwood Corp.	291,405	1,042,855
K&O Energy Group, Inc.	26,181	405,884
Kaga Electronics Co., Ltd.	31,589	1,157,611
Kameda Seika Co., Ltd.	25,803	757,201
Kamei Corp.	40,338	395,830
Kanagawa Chuo Kotsu Co., Ltd.	11,806	261,529
SECURITY	NUMBER OF SHARES	VALUE ($)
Kanamoto Co., Ltd.	50,741	790,632
Kanematsu Corp.	151,383	1,968,743
Kanto Denka Kogyo Co., Ltd.	83,284	505,492
Kappa Create Co., Ltd. *	43,644	463,570
Katakura Industries Co., Ltd.	36,861	434,000
Kato Sangyo Co., Ltd.	39,686	1,089,330
KeePer Technical Laboratory Co., Ltd.	21,164	814,961
Keihanshin Building Co., Ltd.	62,547	532,286
Keiyo Co., Ltd.	73,729	415,308
Kenedix Residential Next Investment Corp.	1,989	3,043,683
Kenedix Retail REIT Corp.	1,143	2,053,416
Key Coffee, Inc.	29,776	431,993
KFC Holdings Japan Ltd.	26,972	542,664
KH Neochem Co., Ltd.	66,017	1,047,086
Kintetsu Department Store Co., Ltd.	16,234	285,139
Kisoji Co., Ltd. (a)	42,534	704,156
Kissei Pharmaceutical Co., Ltd.	55,168	1,117,062
Ki-Star Real Estate Co., Ltd.	13,992	458,171
Kitz Corp.	146,769	1,067,296
Koa Corp.	50,490	602,057
Kohnan Shoji Co., Ltd.	43,642	1,090,152
Kokusai Pulp & Paper Co., Ltd.	85,539	348,976
Komatsu Matere Co., Ltd.	57,797	264,754
KOMEDA Holdings Co., Ltd.	58,962	1,118,343
Komeri Co., Ltd.	50,996	1,073,831
Komori Corp.	81,926	529,501
Konishi Co., Ltd.	45,496	672,761
Konoike Transport Co., Ltd.	53,720	582,513
Kosaido Holdings Co., Ltd.	35,017	626,078
Koshidaka Holdings Co., Ltd.	84,396	686,210
Krosaki Harima Corp.	7,542	355,197
Kumagai Gumi Co., Ltd.	63,314	1,357,230
Kumiai Chemical Industry Co., Ltd.	174,807	1,118,545
Kura Sushi, Inc. (a)	36,677	808,540
Kurabo Industries Ltd.	32,242	507,463
Kureha Corp.	33,476	1,921,608
Kurimoto Ltd.	22,340	311,319
KYB Corp.	36,193	1,142,405
Kyoei Steel Ltd.	40,903	539,264
Kyokuto Kaihatsu Kogyo Co., Ltd.	56,376	643,190
Kyokuyo Co., Ltd.	17,227	437,719
Kyorin Pharmaceutical Co., Ltd.	68,379	847,182
Kyoritsu Maintenance Co., Ltd.	45,722	1,606,807
LEC, Inc.	44,780	256,408
Leopalace21 Corp. *	446,021	980,055
Life Corp.	37,859	768,751
Link And Motivation, Inc.	92,728	275,433
LITALICO, Inc.	34,683	589,573
M&A Capital Partners Co., Ltd. *	23,680	518,633
Macnica Holdings, Inc.	85,697	3,122,054
Macromill, Inc.	70,122	434,138
Maeda Kosen Co., Ltd.	37,019	794,882
Makino Milling Machine Co., Ltd.	36,807	1,396,250
Management Solutions Co., Ltd.	30,481	637,698
Mandom Corp.	67,826	711,198
Mars Group Holdings Corp.	16,805	363,849
Marudai Food Co., Ltd.	45,272	470,493
Maruha Nichiro Corp.	69,784	1,220,714
MARUKA FURUSATO Corp.	28,425	477,090
Marusan Securities Co., Ltd.	104,159	295,968
Maruwa Co., Ltd.	15,112	2,098,363
Maruzen Showa Unyu Co., Ltd.	28,224	727,240
Marvelous, Inc.	57,396	274,009
Matsuda Sangyo Co., Ltd.	20,640	305,652
Matsuya Co., Ltd.	72,974	566,180
Matsuyafoods Holdings Co., Ltd.	15,233	440,478
Max Co., Ltd.	70,875	1,136,313
Maxell Holdings Ltd.	68,755	709,129

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MCJ Co., Ltd.	117,711	795,328
MEC Co., Ltd.	24,672	556,252
Megachips Corp.	30,995	765,363
Megmilk Snow Brand Co., Ltd.	77,335	1,029,547
Meidensha Corp.	75,387	1,001,994
Meiko Electronics Co., Ltd.	35,963	630,379
Meisei Industrial Co., Ltd.	87,526	575,091
Meitec Corp.	143,994	2,390,023
METAWATER Co., Ltd.	39,874	488,311
Micronics Japan Co., Ltd.	61,022	772,193
Midac Holdings Co., Ltd.	21,494	256,300
Mie Kotsu Group Holdings, Inc.	112,999	444,021
Milbon Co., Ltd.	34,677	1,141,711
Mimasu Semiconductor Industry Co., Ltd.	28,103	602,028
Mirai Corp.	3,091	1,042,022
MIRAIT ONE Corp.	154,883	1,930,010
Mirarth Holdings, Inc.	149,195	445,294
Miroku Jyoho Service Co., Ltd.	39,386	423,417
Mitani Sekisan Co., Ltd.	19,086	657,761
Mitsubishi Estate Logistics REIT Investment Corp.	975	3,032,155
Mitsubishi Logisnext Co., Ltd.	121,225	993,470
Mitsubishi Pencil Co., Ltd.	85,566	1,014,188
Mitsubishi Research Institute, Inc.	11,734	430,005
Mitsubishi Shokuhin Co., Ltd.	32,829	848,246
Mitsuboshi Belting Ltd.	38,776	1,094,881
Mitsui DM Sugar Holdings Co., Ltd.	29,996	545,538
Mitsui E&S Co., Ltd.	153,438	529,343
Mitsui-Soko Holdings Co., Ltd.	40,462	973,069
Mitsuuroko Group Holdings Co., Ltd.	78,149	727,709
Mixi, Inc.	73,100	1,427,311
Mizuho Leasing Co., Ltd.	78,638	2,352,695
Mizuno Corp.	35,727	903,947
Mochida Pharmaceutical Co., Ltd.	43,152	1,016,141
Modec, Inc. *	36,501	343,026
Monex Group, Inc.	349,542	1,205,878
Monogatari Corp.	55,209	1,234,858
Mori Trust Reit, Inc.	4,880	2,511,341
Morita Holdings Corp.	68,881	711,908
MOS Food Services, Inc.	45,989	1,018,759
m-up Holdings, Inc.	41,058	323,551
Musashi Seimitsu Industry Co., Ltd.	84,317	1,019,299
Nachi-Fujikoshi Corp.	32,461	881,720
Nafco Co., Ltd.	34,317	423,206
Nagaileben Co., Ltd.	46,025	687,501
Nagatanien Holdings Co., Ltd.	20,572	305,970
Nagawa Co., Ltd.	18,286	791,828
Nakanishi, Inc.	129,419	2,723,343
Net Protections Holdings, Inc. *	83,075	220,003
Neturen Co., Ltd.	52,368	334,340
Nextage Co., Ltd.	68,553	1,202,125
Nichias Corp.	103,208	1,950,178
Nichiban Co., Ltd.	22,975	300,435
Nichicon Corp.	118,687	1,121,332
Nichiden Corp.	22,594	352,377
Nichiha Corp.	53,249	1,086,590
Nichireki Co., Ltd.	41,448	498,391
Nihon Nohyaku Co., Ltd.	68,742	296,194
Nihon Parkerizing Co., Ltd.	170,343	1,247,260
Nikkiso Co., Ltd.	103,658	641,023
Nikkon Holdings Co., Ltd.	95,672	1,796,824
Nippn Corp.	90,702	1,147,124
Nippon Carbon Co., Ltd.	18,061	561,679
Nippon Ceramic Co., Ltd.	29,869	541,732
Nippon Chemi-Con Corp. *	38,893	340,173
Nippon Denko Co., Ltd.	209,088	395,085
Nippon Densetsu Kogyo Co., Ltd.	64,631	851,631
Nippon Fine Chemical Co., Ltd.	25,463	451,614
SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Gas Co., Ltd.	197,485	2,730,852
Nippon Kanzai Holdings Co., Ltd.	33,237	619,231
Nippon Koei Co., Ltd.	26,264	697,416
Nippon Light Metal Holdings Co., Ltd.	110,815	1,061,235
Nippon Paper Industries Co., Ltd. *	178,406	1,464,636
Nippon Parking Development Co., Ltd., Class C	285,042	475,359
Nippon Pillar Packing Co., Ltd.	34,705	1,013,466
NIPPON REIT Investment Corp.	872	2,034,656
Nippon Seiki Co., Ltd.	89,091	547,752
Nippon Sheet Glass Co., Ltd. *	173,838	731,609
Nippon Signal Co., Ltd.	107,574	799,981
Nippon Soda Co., Ltd.	47,533	1,564,984
Nippon Thompson Co., Ltd.	121,222	480,671
Nippon Yakin Kogyo Co., Ltd.	27,572	777,538
Nishimatsu Construction Co., Ltd.	50,894	1,220,305
Nishimatsuya Chain Co., Ltd.	85,446	1,016,435
Nishi-Nippon Financial Holdings, Inc.	271,806	2,071,885
Nishio Holdings Co., Ltd.	29,354	670,216
Nissan Shatai Co., Ltd.	114,042	676,669
Nissei ASB Machine Co., Ltd.	14,878	422,758
Nissha Co., Ltd.	76,066	858,577
Nisshinbo Holdings, Inc.	240,311	1,766,449
Nissin Corp.	19,958	337,978
Nissin Sugar Co., Ltd.	24,954	358,463
Nissui Corp.	540,478	2,421,639
Nitta Corp.	33,905	729,231
Nittetsu Mining Co., Ltd.	21,496	562,344
Nitto Boseki Co., Ltd.	50,187	850,968
Nitto Kogyo Corp.	46,377	1,125,277
Nittoku Co., Ltd.	28,982	498,470
Nohmi Bosai Ltd.	41,204	514,331
Nojima Corp.	121,356	1,176,080
Nomura Co., Ltd.	144,733	964,438
Noritake Co., Ltd.	24,808	869,163
Noritsu Koki Co., Ltd.	39,182	611,925
Noritz Corp.	62,089	776,362
North Pacific Bank Ltd.	515,936	949,043
NS United Kaiun Kaisha Ltd.	18,399	434,575
NSD Co., Ltd.	126,220	2,442,822
NTN Corp.	795,931	1,578,019
NTT UD REIT Investment Corp.	2,542	2,348,869
Obara Group, Inc.	18,846	541,579
Ohsho Food Service Corp.	19,660	892,133
Oiles Corp.	50,785	679,363
Oisix ra daichi, Inc. *	45,279	729,831
Okabe Co., Ltd.	70,170	380,695
Okamoto Industries, Inc.	31,884	885,445
Okamura Corp.	133,784	1,646,027
Okasan Securities Group, Inc.	366,554	1,146,506
Oki Electric Industry Co., Ltd.	156,416	894,509
Okinawa Cellular Telephone Co.	45,080	936,350
Okinawa Financial Group, Inc.	37,392	567,912
Okumura Corp.	65,218	1,787,818
Okuwa Co., Ltd.	47,703	290,558
One REIT, Inc.	459	792,733
Onoken Co., Ltd.	34,432	367,695
Onward Holdings Co., Ltd.	191,389	509,585
Optex Group Co., Ltd.	58,192	810,102
Optorun Co., Ltd.	18,144	300,506
Organo Corp.	50,306	1,353,831
Oriental Shiraishi Corp.	174,198	367,809
Osaka Organic Chemical Industry Ltd.	28,074	485,867
Osaka Soda Co., Ltd.	42,136	1,216,897
OSAKA Titanium Technologies Co. Ltd	34,569	731,141
Osaki Electric Co., Ltd.	70,147	266,600
Outsourcing, Inc.	192,535	1,699,142
Oyo Corp.	34,940	467,400
Pacific Industrial Co., Ltd.	87,898	731,671

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pacific Metals Co., Ltd. *	26,572	302,968
PAL GROUP Holdings Co., Ltd.	42,095	1,004,809
Paramount Bed Holdings Co., Ltd.	76,795	1,270,252
Pasona Group, Inc.	34,474	428,843
Pharma Foods International Co., Ltd.	46,646	597,285
PHC Holdings Corp.	61,495	645,254
PIA Corp. *	11,732	273,745
Pilot Corp.	67,003	2,095,717
Piolax, Inc.	40,980	559,052
PKSHA Technology, Inc. *	30,089	584,056
Pole To Win Holdings, Inc.	55,129	363,804
Premium Group Co., Ltd.	69,542	748,106
Press Kogyo Co., Ltd.	149,907	598,705
Pressance Corp.	35,364	462,188
Prestige International, Inc.	156,983	688,763
Prima Meat Packers Ltd.	54,789	847,040
Procrea Holdings, Inc.	51,818	758,828
Proto Corp.	39,434	312,164
Qol Holdings Co., Ltd.	39,845	449,171
Raito Kogyo Co., Ltd.	81,282	1,116,998
Raiznext Corp.	81,914	789,151
Raksul, Inc. *	89,778	827,000
Relia, Inc.	80,851	846,616
Remixpoint, Inc. (a)	233,074	437,071
Restar Holdings Corp.	46,942	768,395
Retail Partners Co., Ltd.	60,548	673,454
Rheon Automatic Machinery Co., Ltd.	37,475	389,194
Ricoh Leasing Co., Ltd.	29,755	811,413
Riken Corp.	15,598	299,534
Riken Keiki Co., Ltd.	32,407	1,104,086
Riken Technos Corp.	88,188	372,408
Riken Vitamin Co., Ltd.	29,340	414,748
Ringer Hut Co., Ltd. *	47,089	807,539
Riso Kagaku Corp.	42,144	668,138
Riso Kyoiku Co., Ltd.	174,205	375,305
Rock Field Co., Ltd.	37,793	389,791
Roland Corp.	23,261	670,118
Roland DG Corp.	21,684	505,957
Rorze Corp.	18,004	1,422,640
Round One Corp.	370,160	1,708,859
Royal Holdings Co., Ltd.	75,676	1,456,485
RS Technologies Co., Ltd.	25,082	564,599
Ryobi Ltd.	52,223	575,999
Ryoden Corp.	25,032	339,517
Ryosan Co., Ltd.	43,696	1,193,145
Ryoyo Electro Corp.	28,047	537,794
S Foods, Inc.	34,483	757,705
Sagami Holdings Corp.	37,417	334,494
Saibu Gas Holdings Co., Ltd.	47,151	661,461
Saizeriya Co., Ltd.	46,881	1,172,738
Sakai Chemical Industry Co., Ltd.	26,345	334,133
Sakai Moving Service Co., Ltd.	16,586	535,990
Sakata INX Corp.	88,374	721,085
Sakata Seed Corp.	59,792	1,669,032
Sala Corp.	99,360	515,592
SAMTY Co., Ltd.	51,404	784,038
Samty Residential Investment Corp.	809	694,843
San ju San Financial Group, Inc.	41,050	441,600
San-A Co., Ltd.	33,489	1,081,025
San-Ai Obbli Co., Ltd.	98,745	983,810
Sangetsu Corp.	104,452	1,844,348
Sankei Real Estate, Inc.	826	504,888
Sanken Electric Co., Ltd.	36,791	2,933,484
Sanki Engineering Co., Ltd.	90,913	943,520
Sansan, Inc. *	146,909	1,796,997
Sanyo Chemical Industries Ltd.	18,498	532,240
Sanyo Denki Co., Ltd.	15,863	833,371
Sanyo Electric Railway Co., Ltd.	31,326	490,131
Sanyo Special Steel Co., Ltd.	43,387	780,385
SECURITY	NUMBER OF SHARES	VALUE ($)
Sato Holdings Corp.	42,568	570,661
SBS Holdings, Inc.	31,556	683,226
Seikagaku Corp.	63,745	340,363
Seiko Holdings Corp.	50,215	946,687
Seiren Co., Ltd.	77,238	1,221,191
Sekisui Jushi Corp.	48,962	703,337
Senko Group Holdings Co., Ltd.	193,450	1,273,836
Senshu Electric Co., Ltd.	23,268	525,431
Senshu Ikeda Holdings, Inc.	517,956	834,127
Septeni Holdings Co., Ltd.	187,390	508,326
Seria Co., Ltd.	99,400	1,612,853
Shibaura Machine Co., Ltd.	42,622	1,325,503
Shibaura Mechatronics Corp.	5,436	676,995
Shibuya Corp.	36,185	644,371
Shikoku Chemicals Corp.	57,364	593,697
Shima Seiki Manufacturing Ltd.	53,354	653,010
Shin Nippon Air Technologies Co., Ltd.	23,968	369,174
Shin Nippon Biomedical Laboratories Ltd.	35,436	591,467
Shindengen Electric Manufacturing Co., Ltd.	14,588	339,341
Shin-Etsu Polymer Co., Ltd.	63,921	629,534
Shinko Shoji Co., Ltd.	56,150	437,256
Shinmaywa Industries Ltd.	100,388	883,779
Shinnihon Corp.	54,894	434,547
Shinwa Co., Ltd.	20,992	308,160
Shizuoka Gas Co., Ltd.	104,762	864,550
Shoei Co., Ltd.	89,158	1,666,189
Shoei Foods Corp.	28,111	791,732
Showa Sangyo Co., Ltd.	49,326	910,862
Siix Corp.	62,866	646,141
Simplex Holdings, Inc.	53,608	905,521
Sinanen Holdings Co., Ltd.	15,830	411,853
Sinfonia Technology Co., Ltd.	48,276	560,453
Sinko Industries Ltd.	36,858	529,991
Sintokogio Ltd.	83,638	636,945
SKY Perfect JSAT Holdings, Inc.	227,470	848,240
Snow Peak, Inc. (a)	53,951	724,418
Sodick Co., Ltd.	86,816	436,208
Softcreate Holdings Corp.	26,784	293,883
Solasto Corp.	88,763	377,377
SOSiLA Logistics REIT, Inc.	1,316	1,281,008
Sparx Group Co., Ltd.	31,811	316,482
S-Pool, Inc.	108,946	448,370
SRA Holdings	11,282	245,884
SRE Holdings Corp. *	18,044	456,540
St Marc Holdings Co., Ltd.	37,979	500,986
Star Asia Investment Corp.	3,226	1,327,667
Star Micronics Co., Ltd.	61,810	800,745
Starts Corp., Inc.	53,415	1,036,836
Starts Proceed Investment Corp.	513	868,004
Starzen Co., Ltd.	27,248	439,588
Stella Chemifa Corp.	16,000	347,565
Strike Co., Ltd.	27,344	676,187
Sumida Corp.	38,785	370,320
Sumitomo Densetsu Co., Ltd.	24,735	488,805
Sumitomo Mitsui Construction Co., Ltd.	273,507	685,162
Sumitomo Osaka Cement Co., Ltd.	58,652	1,454,598
Sumitomo Riko Co., Ltd.	66,316	358,837
Sumitomo Seika Chemicals Co., Ltd.	15,159	441,593
Sun Corp.	33,610	410,638
Sun Frontier Fudousan Co., Ltd.	47,772	450,657
Suruga Bank Ltd.	328,421	1,210,585
SWCC Corp.	40,928	548,089
Systena Corp.	510,235	1,106,547
T Hasegawa Co., Ltd.	39,187	845,642
Tachibana Eletech Co., Ltd.	34,467	525,954
Tachi-S Co., Ltd.	51,971	525,234
Tadano Ltd.	213,823	1,573,274

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Taihei Dengyo Kaisha Ltd.	27,733	794,980
Taikisha Ltd.	50,564	1,308,298
Taiyo Holdings Co., Ltd.	61,417	1,122,707
Takamatsu Construction Group Co., Ltd.	26,709	440,833
Takaoka Toko Co., Ltd.	19,219	273,604
Takara Leben Real Estate Investment Corp.	1,102	724,071
Takara Standard Co., Ltd.	85,307	1,044,700
Takasago International Corp.	27,084	488,119
Takasago Thermal Engineering Co., Ltd.	108,324	1,807,274
Takatori Corp. (a)	9,656	342,105
Takeuchi Manufacturing Co., Ltd.	64,219	1,728,257
Taki Chemical Co., Ltd.	9,292	276,668
Takuma Co., Ltd.	137,276	1,398,159
Tama Home Co., Ltd. (a)	23,964	597,749
Tamron Co., Ltd.	22,783	558,507
Tamura Corp.	154,173	764,713
Tanseisha Co., Ltd.	80,055	455,525
Tatsuta Electric Wire & Cable Co., Ltd. *	62,792	322,241
TechMatrix Corp.	44,293	582,373
Teikoku Electric Manufacturing Co., Ltd.	30,192	485,786
Teikoku Sen-I Co., Ltd.	41,095	469,733
Tekken Corp.	25,769	354,678
Tenma Corp.	22,198	377,341
T-Gaia Corp.	39,237	463,660
The 77 Bank Ltd.	131,559	2,291,913
The Akita Bank Ltd.	34,481	401,289
The Awa Bank Ltd.	64,319	911,970
The Bank of Iwate Ltd.	29,503	424,443
The Bank of Nagoya Ltd.	28,688	690,943
The Bank of Saga Ltd.	22,940	265,005
The Ehime Bank Ltd.	62,097	350,675
The Fukui Bank Ltd.	42,555	427,027
The Gunma Bank Ltd.	749,326	2,676,260
The Hyakugo Bank Ltd.	408,533	1,137,454
The Hyakujushi Bank Ltd.	61,029	764,855
The Japan Wool Textile Co., Ltd.	116,855	815,472
The Keiyo Bank Ltd.	214,556	778,584
The Kiyo Bank Ltd.	114,028	1,207,082
The Miyazaki Bank Ltd.	26,900	433,203
The Musashino Bank Ltd.	59,112	923,182
The Nanto Bank Ltd.	57,519	974,054
The Nippon Road Co., Ltd.	6,455	385,318
The Nisshin Oillio Group Ltd.	43,076	1,015,893
The Ogaki Kyoritsu Bank Ltd.	73,248	934,769
The Oita Bank Ltd.	27,080	397,531
The Okinawa Electric Power Co., Inc. *	80,899	675,727
The Pack Corp.	21,053	442,864
The San-in Godo Bank Ltd.	285,781	1,558,638
The Shibusawa Warehouse Co., Ltd.	17,605	288,807
The Shiga Bank Ltd.	87,524	1,701,429
The Shikoku Bank Ltd.	76,304	452,750
The Sumitomo Warehouse Co., Ltd.	94,347	1,482,244
The Tochigi Bank Ltd.	171,069	286,513
The Toho Bank Ltd.	354,873	566,415
The Towa Bank Ltd.	63,199	231,147
The Yamagata Bank Ltd.	51,964	393,872
The Yamanashi Chuo Bank Ltd.	58,169	467,134
TKC Corp.	53,679	1,436,921
Toa Corp.	30,859	676,970
Toagosei Co., Ltd.	214,104	1,840,453
TOC Co., Ltd.	89,716	383,355
Tocalo Co., Ltd.	97,364	941,479
Toei Co., Ltd.	12,567	1,594,767
Toenec Corp.	14,114	349,024
Toho Holdings Co., Ltd.	94,106	1,712,182
Toho Titanium Co., Ltd. (a)	63,229	859,858
Toho Zinc Co., Ltd.	38,285	456,521
Tokai Corp.	32,690	433,558
SECURITY	NUMBER OF SHARES	VALUE ($)
TOKAI Holdings Corp.	219,299	1,365,567
Tokai Rika Co., Ltd.	93,268	1,265,024
Tokai Tokyo Financial Holdings, Inc.	413,594	1,036,094
Token Corp.	13,715	712,672
Tokushu Tokai Paper Co., Ltd.	13,067	287,125
Tokuyama Corp.	134,196	2,071,795
Tokyo Electron Device Ltd.	10,690	768,955
Tokyo Kiraboshi Financial Group, Inc.	46,987	1,003,201
Tokyo Seimitsu Co., Ltd.	70,131	3,041,863
Tokyo Steel Manufacturing Co., Ltd.	139,733	1,367,176
Tokyotokeiba Co., Ltd.	28,568	813,804
Tokyu Construction Co., Ltd.	119,740	596,493
Tokyu REIT, Inc.	1,824	2,440,007
TOMONY Holdings, Inc.	266,279	684,208
Tomy Co., Ltd.	161,594	1,907,229
Tonami Holdings Co., Ltd.	12,573	377,959
Topcon Corp.	201,143	2,794,393
Topre Corp.	80,211	807,191
Topy Industries Ltd.	34,953	483,586
Toridoll Holdings Corp.	79,705	1,688,629
Torii Pharmaceutical Co., Ltd.	23,877	576,780
Torishima Pump Manufacturing Co., Ltd.	42,178	466,112
Tosei Corp.	49,772	593,851
Tosei REIT Investment Corp.	692	649,826
Totech Corp.	14,991	437,235
Totetsu Kogyo Co., Ltd.	52,032	945,562
Towa Corp.	44,365	777,971
Towa Pharmaceutical Co., Ltd.	49,666	623,869
Toyo Construction Co., Ltd.	136,295	960,889
Toyo Corp.	36,511	342,858
Toyo Gosei Co., Ltd. (a)	12,877	808,298
Toyo Ink SC Holdings Co., Ltd.	62,787	962,601
Toyo Tanso Co., Ltd.	26,801	966,804
Toyobo Co., Ltd.	165,988	1,180,919
TPR Co., Ltd.	47,822	483,303
Trancom Co., Ltd.	11,327	535,887
Transcosmos, Inc.	47,035	1,107,577
TRE Holdings Corp.	60,014	461,762
Tri Chemical Laboratories, Inc.	49,961	884,326
Trusco Nakayama Corp.	73,206	1,104,522
TSI Holdings Co., Ltd.	147,467	683,954
Tsubaki Nakashima Co., Ltd.	78,816	474,989
Tsubakimoto Chain Co.	61,005	1,445,275
Tsuburaya Fields Holdings, Inc.	62,883	982,976
Tsugami Corp.	79,481	744,663
Tsukishima Holdings Co., Ltd.	65,592	535,196
Tsurumi Manufacturing Co., Ltd.	38,323	647,334
TV Asahi Holdings Corp.	38,061	412,442
UACJ Corp.	53,100	972,192
Uchida Yoko Co., Ltd.	16,549	599,348
Union Tool Co.	17,253	390,837
Unipres Corp.	71,784	504,027
United Arrows Ltd.	49,468	835,944
United Super Markets Holdings, Inc.	101,009	783,694
Universal Entertainment Corp. *	41,966	712,775
Usen-Next Holdings Co., Ltd.	30,417	708,638
UT Group Co., Ltd. *	52,147	1,027,525
V Technology Co., Ltd.	16,370	302,291
Valor Holdings Co., Ltd.	71,777	979,186
Valqua Ltd.	27,646	691,570
ValueCommerce Co., Ltd.	30,244	303,706
Vector, Inc.	44,134	414,442
Vision, Inc./Tokyo Japan *	49,610	614,288
Vital KSK Holdings, Inc.	58,112	374,339
VT Holdings Co., Ltd.	157,835	568,235
Wacoal Holdings Corp.	96,941	1,992,732
Wacom Co., Ltd.	270,104	1,359,075
Wakita & Co., Ltd.	75,189	701,760
Warabeya Nichiyo Holdings Co., Ltd.	25,004	401,417

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Weathernews, Inc.	10,540	503,934
West Holdings Corp.	40,752	827,495
WingArc1st, Inc.	31,583	537,102
World Co., Ltd.	34,696	373,743
World Holdings Co., Ltd.	17,077	335,881
W-Scope Corp. *	94,708	702,269
Xebio Holdings Co., Ltd.	40,959	327,168
YAKUODO Holdings Co., Ltd.	20,793	371,763
YAMABIKO Corp.	60,228	612,561
YA-MAN Ltd. (a)	50,699	415,491
Yamazen Corp.	118,084	861,236
Yellow Hat Ltd.	53,362	698,940
Yodogawa Steel Works Ltd.	50,355	1,056,368
Yokogawa Bridge Holdings Corp.	55,968	896,914
Yokohama Reito Co., Ltd.	80,011	621,350
Yokowo Co., Ltd.	41,175	506,896
Yondoshi Holdings, Inc.	36,855	462,419
Yonex Co., Ltd.	72,602	688,528
Yoshinoya Holdings Co., Ltd.	121,258	2,238,302
Yuasa Trading Co., Ltd.	29,540	886,951
Yurtec Corp.	63,259	365,387
Zenrin Co., Ltd.	89,398	553,479
ZERIA Pharmaceutical Co., Ltd.	66,142	1,107,298
ZIGExN Co., Ltd.	98,623	479,297
Zojirushi Corp.	82,048	980,125
Zuken, Inc.	27,387	684,111
		639,657,853

Netherlands 1.3%
Alfen N.V. *	40,537	2,885,999
AMG Critical Materials N.V.	59,687	2,681,466
APERAM S.A.	84,349	2,753,488
Arcadis N.V.	134,535	5,441,651
Basic-Fit N.V. *(a)	99,990	3,805,598
Brack Capital Properties N.V. *	0	42
Brunel International N.V.	44,029	542,619
Corbion N.V.	110,857	3,034,983
Eurocommercial Properties N.V.	95,025	2,161,874
Flow Traders Ltd.	49,530	1,141,621
Fugro N.V. CVA *	211,679	3,035,276
Galapagos N.V. *	92,845	3,828,627
Koninklijke BAM Groep N.V.	494,730	1,002,121
Majorel Group Luxembourg S.A.	40,548	1,244,973
NSI N.V.	34,642	737,160
PostNL N.V.	686,838	1,061,379
SBM Offshore N.V.	288,002	3,902,466
Sligro Food Group N.V.	63,035	1,055,066
TKH Group N.V.	77,541	3,837,378
TomTom N.V. *	129,882	988,656
Vastned Retail N.V.	32,125	671,270
Wereldhave N.V.	80,496	1,175,690
		46,989,403

New Zealand 0.6%
Argosy Property Ltd.	1,608,286	1,050,680
Chorus Ltd.	837,231	4,107,188
Freightways Group Ltd.	316,578	1,711,464
Genesis Energy Ltd.	1,007,484	1,654,510
Goodman Property Trust	2,041,968	2,619,047
Heartland Group Holdings Ltd.	1,155,388	1,087,197
KMD Brands Ltd.	1,091,551	713,101
Oceania Healthcare Ltd.	1,373,470	691,479
Pacific Edge Ltd. *	1,312,763	334,392
Precinct Properties New Zealand Ltd.	2,469,641	1,783,616
Scales Corp., Ltd.	207,866	393,687
Skellerup Holdings Ltd.	343,556	947,187
SKY Network Television Ltd.	266,739	407,669
SECURITY	NUMBER OF SHARES	VALUE ($)
Stride Property Group	957,327	780,333
Summerset Group Holdings Ltd.	441,044	2,410,778
Synlait Milk Ltd. *	192,921	179,222
Vector Ltd.	477,838	1,139,841
Vital Healthcare Property Trust	903,914	1,240,632
		23,252,023

Norway 1.9%
Aker Carbon Capture A.S.A. *	641,654	716,343
Aker Horizons Holding A/S *(a)	427,353	296,077
Aker Solutions A.S.A.	487,420	1,593,100
Arendals Fossekompani A/S	22,456	442,351
Atea A.S.A. *	156,768	2,073,742
Austevoll Seafood A.S.A. (a)	166,196	1,314,003
Bakkafrost P/F	96,501	6,287,359
Bonheur A.S.A.	37,288	943,665
Borr Drilling Ltd. *	328,348	2,314,624
Borregaard A.S.A.	188,745	3,126,849
BW Energy Ltd. *	144,788	354,078
BW LPG Ltd.	147,204	1,252,356
BW Offshore Ltd.	168,817	389,358
Crayon Group Holding A.S.A. *	155,877	1,647,886
DNO A.S.A. (a)	1,025,345	910,512
Elkem A.S.A. *	501,552	1,202,686
Entra A.S.A.	105,573	911,439
Europris A.S.A.	299,889	1,975,406
FLEX LNG Ltd. (a)	53,597	1,603,636
Grieg Seafood A.S.A.	108,839	836,100
Hafnia Ltd.	409,647	1,930,052
Hexagon Composites A.S.A. *	206,527	510,806
Hoegh Autoliners A.S.A.	123,236	686,245
Kahoot! A.S.A. *	715,602	1,749,357
MPC Container Ships A.S.A	700,719	1,313,029
NEL A.S.A. *(a)	2,790,362	3,523,339
Scatec A.S.A.	226,600	1,508,911
Sparebank 1 Oestlandet	56,718	632,182
SpareBank 1 SMN	242,219	2,908,467
SpareBank 1 SR-Bank A.S.A.	331,251	3,519,725
Stolt-Nielsen Ltd.	41,405	1,021,846
Storebrand A.S.A.	898,128	6,464,165
Subsea 7 S.A.	440,231	4,446,578
TGS A.S.A.	223,199	3,058,659
Veidekke A.S.A.	206,737	1,910,976
Wallenius Wilhelmsen A.S.A.	190,875	1,116,854
Wilh Wilhelmsen Holding A.S.A., Class A	24,133	560,933
		67,053,694

Poland 0.7%
Alior Bank S.A. *	177,245	1,684,833
AmRest Holdings SE *	137,815	719,331
Asseco Poland S.A.	103,301	2,000,079
Bank Handlowy w Warszawie S.A.	62,127	1,206,534
Bank Millennium S.A. *	1,118,498	1,171,290
CCC S.A. *	74,118	796,552
CD Projekt S.A.	124,624	3,551,267
Ciech S.A.	48,183	523,377
Cyfrowy Polsat S.A.	461,210	1,674,811
Enea S.A. *	504,001	758,979
Grupa Azoty S.A. *	86,686	519,311
Jastrzebska Spolka Weglowa S.A. *	97,310	879,696
Kernel Holding S.A. *	28,761	110,223
KRUK S.A. *	33,297	2,896,583
mBank S.A. *	24,033	1,993,497
Orange Polska S.A.	1,257,693	2,134,966
PGE Polska Grupa Energetyczna S.A. *	1,163,203	1,836,730

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tauron Polska Energia S.A. *	1,784,205	931,272
Warsaw Stock Exchange	47,023	421,225
		25,810,556

Portugal 0.4%
Altri, SGPS, S.A. (a)	134,522	591,726
Banco Comercial Portugues S.A., Class R	14,539,275	3,186,867
Corticeira Amorim SGPS S.A.	64,052	671,933
CTT-Correios de Portugal S.A.	250,753	870,152
Greenvolt-Energias Renovaveis S.A. *(a)	121,983	793,277
NOS, SGPS S.A.	357,477	1,314,817
REN - Redes Energeticas Nacionais, SGPS, S.A.	729,231	1,947,471
Semapa-Sociedade de Investimento e Gestao	28,751	392,952
Sonae, SGPS, S.A.	1,711,077	1,647,234
The Navigator Co., S.A.	473,962	1,555,286
		12,971,715

Republic of Korea 5.8%
AbClon, Inc. *	23,199	379,294
ABLBio, Inc. *	47,039	827,546
Advanced Nano Products Co., Ltd.	13,440	1,355,898
Advanced Process Systems Corp.	24,494	394,008
AfreecaTV Co., Ltd.	12,770	723,529
Ahnlab, Inc.	11,223	533,563
Amicogen, Inc. *	35,019	510,543
Ananti, Inc. *	84,941	392,946
Asiana Airlines, Inc. *	62,452	579,231
BH Co., Ltd.	48,203	911,581
Binex Co., Ltd. *	41,517	343,147
Binggrae Co., Ltd.	9,459	345,648
Bioneer Corp. *	38,492	1,551,571
BNC Korea Co., Ltd. *	84,385	244,461
Boryung	51,461	343,526
Bukwang Pharmaceutical Co., Ltd. *	67,944	394,175
Cellivery Therapeutics, Inc. *(b)	45,216	227,570
Chabiotech Co., Ltd. *	79,708	915,839
Chong Kun Dang Pharmaceutical Corp.	14,851	985,777
Chunbo Co., Ltd.	8,131	1,162,753
CJ CGV Co., Ltd. *	44,313	520,838
CMG Pharmaceutical Co., Ltd. *	184,240	322,741
Com2uS Corp.	18,514	929,013
Com2uS Holdings Corp. *	8,432	296,049
Cosmax, Inc. *	14,829	888,232
CosmoAM&T Co., Ltd. *	38,583	5,194,788
Cosmochemical Co., Ltd. *	45,299	1,687,727
Creative & Innovative System *	91,045	823,161
CS Wind Corp.	37,752	2,247,058
Daeduck Electronics Co., Ltd. / New	63,661	1,218,301
Daejoo Electronic Materials Co., Ltd.	18,836	1,343,959
Daesang Corp.	38,354	539,224
Daesung Holdings Co., Ltd.	8,283	118,948
Daewoong Co., Ltd.	38,741	427,910
Daewoong Pharmaceutical Co., Ltd.	9,266	771,439
Daishin Securities Co., Ltd.	57,255	580,207
Danal Co., Ltd. *	94,373	303,970
Daol Investment & Securities Co., Ltd.	86,486	247,289
Daou Technology, Inc.	45,310	655,455
Dawonsys Co., Ltd. *	50,661	599,649
DB HiTek Co., Ltd.	65,743	2,991,808
Dentium Co., Ltd.	12,927	1,544,714
DIO Corp. *	21,701	453,722
Dong-A Socio Holdings Co., Ltd.	4,564	287,131
Dong-A ST Co., Ltd.	8,926	368,540
Dongjin Semichem Co., Ltd.	57,026	1,647,728
SECURITY	NUMBER OF SHARES	VALUE ($)
DongKook Pharmaceutical Co., Ltd.	44,848	524,423
Dongkuk Steel Mill Co., Ltd. (b)	102,607	881,311
Dongwon Industries Co., Ltd.	34,042	1,174,702
Doosan Co., Ltd.	11,016	807,577
Doosan Fuel Cell Co., Ltd. *	56,146	1,302,917
Doosan Tesna, Inc.	18,477	519,959
DoubleUGames Co., Ltd.	17,134	573,823
Duk San Neolux Co., Ltd. *	23,619	815,031
Duzone Bizon Co., Ltd.	32,022	750,337
Ecopro Co., Ltd.	33,937	14,395,578
Ecopro HN Co., Ltd.	20,040	939,151
Enchem Co., Ltd. *	13,370	731,333
ENF Technology Co., Ltd.	15,731	267,270
Eo Technics Co., Ltd.	16,012	1,115,924
Eoflow Co., Ltd. *	46,272	997,084
ESR Kendall Square REIT Co., Ltd.	237,049	743,876
Eubiologics Co., Ltd. *	54,378	311,375
Eugene Technology Co., Ltd.	26,970	631,959
Foosung Co., Ltd.	99,278	1,022,513
GemVax & Kael Co., Ltd. *	65,299	774,880
GeneOne Life Science, Inc. *	139,651	526,092
Genexine, Inc. *	58,156	549,026
GOLFZON Co., Ltd.	5,202	439,363
Grand Korea Leisure Co., Ltd. *	28,008	412,128
Green Cross Holdings Corp.	49,295	575,681
Green Cross LabCell Corp.	15,996	558,610
HAESUNG DS Co., Ltd.	21,459	819,718
Halla Holdings Corp.	13,521	362,156
Han Kuk Carbon Co., Ltd.	59,632	508,147
Hana Micron, Inc.	68,347	872,844
Hana Tour Service, Inc. *	21,718	893,428
Hanall Biopharma Co., Ltd. *	71,211	1,183,050
Hancom, Inc. *	31,407	350,452
Handsome Co., Ltd.	24,354	423,867
Hanjin Transportation Co., Ltd.	26,364	397,273
Hankook & Co. Co., Ltd.	51,357	464,718
Hanmi Semiconductor Co., Ltd.	85,651	1,713,343
Hansae Co., Ltd.	25,563	306,429
Hansol Chemical Co., Ltd.	15,485	2,700,906
Hansol Paper Co., Ltd.	33,393	281,284
Hanssem Co., Ltd.	12,937	443,499
Hanwha General Insurance Co., Ltd. *	150,430	494,727
Hanwha Investment & Securities Co., Ltd. *	196,436	404,046
Hanwha Systems Co., Ltd.	115,611	1,226,448
Harim Holdings Co., Ltd.	82,082	505,881
HD Hyundai Construction Equipment Co. Ltd.	23,089	1,040,288
HD Hyundai Electric Co. Ltd.	41,457	1,527,404
HDC Holdings Co., Ltd.	72,619	373,149
HDC Hyundai Development Co-Engineering & Construction, Class E	88,624	837,329
Helixmith Co.,Ltd *	58,387	364,685
HK inno N Corp.	28,938	734,760
HLB Global Co., Ltd. *	71,667	312,100
HLB Life Science Co., Ltd. *	160,479	1,357,829
HLB Therapeutics Co., Ltd. *	101,041	433,930
Hugel, Inc. *	10,718	878,597
Humasis Co., Ltd. *	218,468	478,992
Huons Co., Ltd.	12,474	299,808
Hyosung Advanced Materials Corp., Class C	5,979	2,011,395
Hyosung Chemical Corp. *	4,257	319,135
Hyosung Corp.	16,744	823,796
Hyosung Heavy Industries Corp. *	11,987	722,516
Hyosung TNC Corp.	5,913	1,695,157
Hyundai Autoever Corp.	8,370	794,590

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Bioscience Co., Ltd. *	66,675	1,112,715
Hyundai Elevator Co., Ltd.	41,326	1,303,065
Hyundai GF Holdings	63,954	173,949
Hyundai Green Food *	21,379	189,588
Hyundai Home Shopping Network Corp.	10,172	356,374
Hyundai Rotem Co., Ltd. *	138,617	3,232,395
Il Dong Pharmaceutical Co., Ltd. *	29,745	435,894
Ilyang Pharmaceutical Co., Ltd.	23,679	313,460
iMarketKorea, Inc.	35,216	262,147
InBody Co., Ltd.	19,941	401,149
Innocean Worldwide, Inc.	20,757	610,707
Innox Advanced Materials Co., Ltd.	25,246	763,705
Insun ENT Co., Ltd. *	43,900	281,476
Intellian Technologies, Inc.	12,760	652,781
INTOPS Co., Ltd.	22,628	604,379
iNtRON Biotechnology, Inc. *	48,282	272,103
IS Dongseo Co., Ltd. *	25,556	712,429
i-SENS, Inc.	32,924	432,620
JB Financial Group Co., Ltd.	278,405	1,782,967
Jeju Air Co., Ltd. *	59,655	609,922
JR Global Reit	175,134	599,724
Jusung Engineering Co., Ltd.	67,388	849,934
JW Pharmaceutical Corp.	28,574	498,390
JYP Entertainment Corp.	52,077	4,786,886
KCC Glass Corp.	15,982	518,986
KEPCO Engineering & Construction Co., Inc.	23,775	1,196,587
KH Vatec Co., Ltd.	28,591	448,064
KISWIRE Ltd.	19,559	271,593
KIWOOM Securities Co., Ltd.	25,063	1,771,263
KMW Co., Ltd. *	55,708	782,787
Koh Young Technology, Inc.	116,712	1,215,265
Kolmar Korea Co., Ltd.	27,443	777,440
Kolon Industries, Inc.	35,100	1,131,874
Komipharm International Co., Ltd. *	67,420	387,071
Korea Electric Terminal Co., Ltd.	13,245	605,742
Korea Line Corp. *	261,583	368,749
Korea Petrochemical Ind Co., Ltd.	5,767	590,061
Korean Reinsurance Co.	184,208	979,852
Kuk-il Paper Manufacturing Co., Ltd. *(b)	146,037	31,689
Kum Yang Co., Ltd. *	54,775	1,991,255
Kumho Tire Co., Inc. *	252,665	895,678
L&C Bio Co., Ltd.	22,600	582,347
LEENO Industrial, Inc.	16,345	1,597,247
LegoChem Biosciences, Inc. *	32,212	1,001,126
LF Corp.	33,309	411,829
LG Hausys Ltd.	12,180	394,605
LIG Nex1 Co., Ltd.	20,773	1,239,572
LOTTE Reit Co., Ltd.	231,110	681,707
Lotte Rental Co., Ltd.	21,147	443,732
Lotte Tour Development Co., Ltd. *	59,628	496,432
Lotte Wellfood Co., Ltd.	4,915	392,533
LS Electric Co., Ltd.	27,739	1,331,305
Lutronic Corp.	36,929	751,240
LX Holdings Corp.	77,167	476,171
LX International Corp.	42,649	970,427
LX Semicon Co., Ltd.	19,238	1,684,276
Mcnex Co., Ltd.	22,078	541,450
Medipost Co., Ltd. *	27,518	304,776
MedPacto, Inc. *	23,794	393,504
Medytox, Inc.	8,936	1,656,249
MegaStudyEdu Co., Ltd.	14,818	708,942
Mezzion Pharma Co., Ltd. *	28,459	536,052
Modetour Network, Inc. *	28,450	366,758
Myoung Shin Industrial Co., Ltd. *	50,666	855,090
Namsun Aluminum Co., Ltd. *	171,722	367,444
Namyang Dairy Products Co., Ltd.	844	328,761
Naturecell Co., Ltd. *	86,823	673,782
Neowiz *	22,139	833,184
SECURITY	NUMBER OF SHARES	VALUE ($)
NEPES Corp. *	30,785	463,892
Nexen Tire Corp.	62,630	387,884
NHN KCP Corp.	41,705	350,042
NICE Holdings Co., Ltd.	34,714	319,089
NICE Information Service Co., Ltd.	63,086	502,407
NKMax Co., Ltd. *	56,782	586,965
OliX Pharmaceuticals, Inc. *	17,865	258,839
Orion Holdings Corp.	37,378	428,907
Oscotec, Inc. *	61,767	1,098,287
Park Systems Corp.	8,826	1,093,899
Partron Co., Ltd.	79,548	546,602
People & Technology, Inc.	35,443	1,399,294
PharmaResearch Co., Ltd.	11,532	996,587
Pharmicell Co., Ltd. *	104,976	701,554
PI Advanced Materials Co., Ltd.	24,347	610,853
Poongsan Corp.	35,691	1,054,125
Posco DX Co., Ltd.	101,836	880,059
RFHIC Corp.	31,869	559,463
S&S Tech Corp.	30,488	1,272,583
Sam Chun Dang Pharm Co., Ltd. *	25,212	1,177,731
SAM KANG M&T Co., Ltd. *	46,452	682,824
Samchully Co., Ltd.	4,198	386,826
Samwha Capacitor Co., Ltd.	14,526	485,386
Samyang Foods Co., Ltd.	7,654	623,392
Samyang Holdings Corp.	11,513	612,407
Sangsangin Co., Ltd.	69,865	282,145
Seah Besteel Holdings Corp.	21,440	390,112
Sebang Global Battery Co., Ltd.	18,008	660,757
Seobu T&D	50,857	291,597
Seojin System Co., Ltd. *	36,850	460,885
Seoul Semiconductor Co., Ltd.	65,377	605,867
SFA Engineering Corp.	35,542	1,057,758
SFA Semicon Co., Ltd. *	146,068	626,202
Shinhan Alpha REIT Co., Ltd.	87,472	415,200
Shinsegae International, Inc.	21,343	290,255
Shinsung E&G Co., Ltd. *	289,090	445,424
SIMMTECH Co., Ltd.	37,055	872,457
SK Discovery Co., Ltd.	20,733	550,641
SK Gas Ltd.	4,864	461,022
SK REITs Co., Ltd.	212,896	822,872
SK Securities Co., Ltd.	626,255	330,291
SL Corp.	28,929	785,753
SM Entertainment Co., Ltd.	16,400	1,355,494
SNT Motiv Co., Ltd.	13,389	518,512
Solid, Inc.	84,353	356,542
SOLUM Co., Ltd. *	65,453	1,247,663
Songwon Industrial Co., Ltd.	28,913	355,299
Soulbrain Co., Ltd.	7,910	1,373,709
ST Pharm Co., Ltd.	17,213	1,119,218
STCUBE *	73,810	1,170,616
Studio Dragon Corp. *	11,379	555,554
Sung Kwang Bend Co., Ltd.	32,132	315,207
Sungeel Hitech Co., Ltd. *	9,665	1,028,215
Sungwoo Hitech Co., Ltd.	86,706	666,341
Taekwang Industrial Co., Ltd.	1,008	494,412
Taihan Electric Wire Co., Ltd. *	64,772	696,400
TES Co., Ltd.	23,361	384,583
The Nature Holdings Co., Ltd..	16,915	330,717
TK Corp.	24,234	327,928
TKG Huchems Co., Ltd.	42,632	724,318
Tokai Carbon Korea Co., Ltd.	7,691	612,499
Tongyang, Inc.	364,272	286,807
TY Holdings Co., Ltd.	34,099	266,677
Unid Co., Ltd.	6,613	302,437
Vaxcell-Bio Therapeutics Co., Ltd. *	19,392	579,313
Vieworks Co., Ltd.	13,691	336,279
Webzen, Inc.	28,215	317,811
WONIK IPS Co., Ltd.	67,782	1,646,992
W-Scope Chungju Plant Co., Ltd. *	24,650	999,186

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wysiwyg Studios Co., Ltd. *	176,320	478,910
YG Entertainment, Inc.	21,274	1,505,088
Youlchon Chemical Co., Ltd.	24,449	655,780
Young Poong Corp.	942	373,322
Youngone Corp.	57,747	1,955,719
Youngone Holdings Co., Ltd.	10,980	555,928
Yuanta Securities Korea Co., Ltd.	147,440	313,265
Yungjin Pharmaceutical Co., Ltd. *	149,827	316,079
Zinus, Inc.	19,843	451,504
		208,858,521

Singapore 1.0%
AEM Holdings Ltd.	520,012	1,381,735
AIMS APAC REIT (b)	1,036,616	995,644
Ascendas India Trust	1,699,810	1,329,888
CapitaLand China Trust	2,121,204	1,565,637
CDL Hospitality Trusts	1,677,435	1,436,192
Cromwell European Real Estate Investment Trust	614,941	1,068,610
Digital Core REIT Management Pte Ltd.	1,231,381	517,180
Eagle Hospitality Trust *(b)	940,343	0
ESR-LOGOS REIT	10,854,300	2,643,775
Far East Hospitality Trust	1,860,530	817,076
First Real Estate Investment Trust	2,012,132	378,709
First Resources Ltd.	968,404	1,079,300
Frasers Centrepoint Trust	2,006,013	3,153,713
Golden Energy & Resources Ltd. *	1,115,484	778,044
iFAST Corp., Ltd.	299,203	987,148
Keppel Infrastructure Trust	7,067,710	2,530,051
Keppel Pacific Oak US REIT	1,658,503	497,551
Lendlease Global Commercial REIT	3,480,017	1,708,094
Manulife US Real Estate Investment Trust	3,050,648	515,559
Nanofilm Technologies International Ltd.	328,174	356,066
OUE Commercial Real Estate Investment Trust	3,966,572	980,774
Parkway Life Real Estate Investment Trust	715,153	1,894,969
Prime US REIT	1,229,238	264,286
Raffles Medical Group Ltd.	1,767,903	1,696,331
Riverstone Holdings Ltd.	1,025,816	461,858
Sheng Siong Group Ltd.	801,636	958,520
Silverlake Axis Ltd.	1,414,456	302,758
SPH REIT	2,009,242	1,423,680
Starhill Global REIT	2,741,699	1,032,045
The Hour Glass Ltd.	415,718	625,947
UMS Holdings Ltd.	881,177	689,410
		34,070,550

Spain 1.8%
Acerinox S.A.	368,517	3,748,038
Almirall S.A.	136,038	1,192,873
Applus Services S.A.	240,956	2,301,674
Atresmedia Corp de Medios de Comunicaion S.A.	147,872	553,339
Banco De Sabadell S.A.	10,650,014	10,491,081
Cia de Distribucion Integral Logista Holdings S.A.	117,039	2,902,274
Cie Automotive S.A.	95,002	2,708,272
Construcciones y Auxiliar de Ferrocarriles S.A.	34,645	1,098,818
Distribuidora Internacional de Alimentacion S.A. *	26,994,908	397,154
Ebro Foods S.A.	147,943	2,621,341
Ence Energia y Celulosa S.A.	238,634	735,239
Faes Farma S.A.	613,688	2,162,306
SECURITY	NUMBER OF SHARES	VALUE ($)
Fluidra S.A.	209,301	3,688,436
Fomento de Construcciones y Contratas S.A.	82,276	789,430
Gestamp Automocion S.A.	300,156	1,311,985
Global Dominion Access S.A.	194,433	842,614
Indra Sistemas S.A.	229,473	2,806,035
Laboratorios Farmaceuticos Rovi S.A.	40,607	1,788,790
Lar Espana Real Estate Socimi S.A.	116,000	607,208
Let's GOWEX S.A. *(b)	5,361	0
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	1,281,945	1,209,514
Melia Hotels International S.A. *	198,468	1,254,710
Neinor Homes S.A. *	77,888	744,006
Pharma Mar S.A.	25,594	885,150
Prosegur Cash S.A.	702,744	474,241
Prosegur Cia de Seguridad S.A.	465,708	829,141
Sacyr S.A.	744,003	2,220,909
Solaria Energia y Medio Ambiente S.A. *	114,776	1,553,395
Tecnicas Reunidas S.A. *(a)	92,941	821,905
Unicaja Banco S.A.	2,351,135	2,233,332
Vidrala SA	34,783	3,289,188
Viscofan S.A.	73,077	4,869,214
		63,131,612

Sweden 5.1%
AAK AB	328,755	6,295,026
AddLife AB, Class B	206,715	2,569,787
Addnode Group AB	219,659	2,361,360
AddTech AB, B Shares	365,303	7,464,753
AFRY AB	184,719	2,795,327
Alleima AB	350,854	1,432,610
Arjo AB, B Shares	424,877	1,653,661
Atrium Ljungberg AB, B Shares	83,630	1,354,696
Attendo AB *	203,883	615,381
Avanza Bank Holding AB	236,706	4,871,747
Beijer Alma AB	81,498	1,804,643
Betsson AB, Class B *	228,383	2,304,059
BICO Group AB *(a)	85,306	438,146
Bilia AB, A Shares	134,361	1,291,315
BillerudKorsnas AB (a)	404,701	3,152,500
BioArctic AB *	63,194	1,853,387
Biotage AB	124,859	1,617,582
Boozt AB *	117,590	1,280,313
Bravida Holding AB	381,270	3,713,350
Bufab AB	57,088	1,849,501
Bure Equity AB	102,397	2,303,170
Camurus AB *	38,691	991,840
Catena AB	62,482	2,140,219
Cibus Nordic Real Estate AB	89,633	807,583
Cint Group AB *	380,877	343,481
Clas Ohlson AB, B Shares	71,278	473,829
Cloetta AB, B Shares	383,596	672,128
Collector Bank AB *	142,529	393,528
Concentric AB	74,403	1,415,103
Corem Property Group AB, B Shares	1,259,042	701,036
Dios Fastigheter AB	165,404	949,087
Dometic Group AB	616,514	3,584,568
Electrolux Professional AB, B Shares	431,862	2,146,692
Elekta AB, B Shares	680,721	4,976,126
Fabege AB	475,834	3,383,949
Fagerhult AB	133,636	799,341
Fortnox AB	930,839	5,981,741
Granges AB *	199,485	1,792,572
Hemnet Group AB	146,883	2,476,481
Hexatronic Group AB (a)	371,801	2,304,540
Hexpol AB	464,406	4,693,728
HMS Networks AB	53,551	2,369,635
Hufvudstaden AB, A Shares	204,125	2,434,436

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Instalco AB	453,525	2,398,137
Intrum AB (a)	147,189	1,049,998
Investment AB Oresund	68,283	652,489
INVISIO AB	63,513	1,327,613
JM AB	120,827	1,449,888
Lagercrantz Group AB, B Shares	354,071	4,274,774
Lindab International AB	130,388	2,059,401
Loomis AB	137,877	3,792,897
Medicover AB, B Shares	122,427	1,862,795
MEKO AB	79,383	781,168
MIPS AB	41,241	2,056,063
Modern Times Group MTG AB, B Shares *	230,338	1,453,951
Munters Group AB	197,261	2,381,574
Mycronic AB	130,309	2,895,064
NCC AB, B Shares	149,924	1,234,949
Nobia AB *	220,790	297,197
Nolato AB, B Shares	336,226	1,655,860
Nordnet AB publ	320,987	4,468,147
NP3 Fastigheter AB	53,550	854,647
Nyfosa AB	343,869	1,895,709
OX2 AB *	216,396	1,330,157
Pandox AB	167,713	1,718,181
Peab AB, B Shares	369,077	1,510,409
Platzer Fastigheter Holding AB, B Shares	100,156	703,989
Ratos AB, B Shares	370,106	1,060,982
Resurs Holding AB	268,269	475,971
Samhallsbyggnadsbolaget i Norden AB (a)	2,100,063	670,524
Samhallsbyggnadsbolaget i Norden AB, Class D (a)	250,833	96,336
Scandic Hotels Group AB *(a)	256,009	922,080
Sdiptech AB, Class B *	56,202	1,302,340
Sectra AB, B Shares *	243,038	4,108,842
Sinch AB *	1,151,427	2,390,431
SkiStar AB	76,574	911,830
Stillfront Group AB *	847,946	1,543,406
Storskogen Group AB, B Shares	2,614,656	2,837,213
Systemair AB	151,294	1,198,275
Thule Group AB	198,066	5,006,428
Troax Group AB	64,048	1,301,722
Truecaller AB, B Shares *	376,244	1,172,262
Viaplay Group AB, B Shares *	142,013	2,774,079
Vitec Software Group AB, B Shares	49,299	2,461,870
Vitrolife AB	123,264	2,419,162
Volati AB	37,952	397,527
Wallenstam AB, B Shares	634,200	2,022,009
Wihlborgs Fastigheter AB	497,090	3,544,249
		181,576,552

Switzerland 4.4%
Accelleron Industries AG	182,567	4,385,682
Allreal Holding AG	27,340	4,504,079
ALSO Holding AG	5,472	1,093,023
ams-OSRAM AG *(a)	467,785	3,419,285
APG SGA S.A.	2,088	420,272
Arbonia AG	84,216	954,414
Aryzta AG *	1,782,729	2,837,467
Autoneum Holding AG *	5,569	861,409
Basilea Pharmaceutica AG *	21,987	1,107,588
Bell Food Group AG	3,612	1,049,047
Bossard Holding AG, Class A	4,810	1,118,115
Bucher Industries AG	12,123	5,049,979
Burckhardt Compression Holding AG	5,876	3,580,301
Bystronic AG	2,430	1,645,430
Cembra Money Bank AG	55,133	4,098,110
Comet Holding AG	13,903	3,762,623
SECURITY	NUMBER OF SHARES	VALUE ($)
COSMO Pharmaceuticals N.V.	18,445	961,444
Daetwyler Holding AG	14,147	3,458,792
DocMorris AG *	15,354	482,379
dormakaba Holding AG	5,755	2,622,061
Dottikon Es Holding AG *	8,404	2,381,049
Dufry AG *	185,765	8,366,182
EFG International AG *	148,196	1,428,219
Forbo Holding AG	1,792	2,618,949
Galenica AG	91,664	7,129,367
Hiag Immobilien Holding AG *	6,648	567,242
Huber & Suhner AG	31,995	2,561,980
Idorsia Ltd. *(a)	223,463	1,822,367
Implenia AG	28,127	1,412,273
Inficon Holding AG	3,623	4,002,877
Interroll Holding AG	1,054	3,401,302
Intershop Holding AG	2,065	1,377,947
Kardex Holding AG	10,950	2,364,524
Komax Holding AG	8,942	2,284,042
Landis & Gyr Group AG *	45,843	4,036,932
LEM Holding S.A.	937	2,096,117
Leonteq AG *	19,577	966,911
Medacta Group S.A.	11,461	1,404,181
Medartis Holding AG *	8,917	718,901
Medmix AG	45,374	1,002,631
Meyer Burger Technology AG *(a)	6,833,503	4,290,795
Mobimo Holding AG	13,491	3,497,639
Montana Aerospace AG *	42,776	661,656
OC Oerlikon Corp. AG	351,672	1,698,828
PIERER Mobility AG	16,592	1,334,039
PolyPeptide Group AG *	27,668	711,865
Rieter Holding AG	5,685	570,894
Schweiter Technologies AG	1,723	1,232,666
Sensirion Holding AG *	19,487	1,971,829
SFS Group AG	32,996	4,403,557
Siegfried Holding AG *	7,713	6,087,545
SKAN Group AG	20,234	1,757,457
Softwareone Holding AG *	203,778	3,105,210
St. Galler Kantonalbank AG	5,241	2,694,602
Stadler Rail AG	100,432	3,803,485
Sulzer AG	32,704	2,543,625
Swissquote Group Holding S.A.	16,418	3,333,349
TX Group AG	5,886	696,675
u-blox Holding AG *	12,927	1,662,982
Valiant Holding AG	29,604	3,008,491
Vetropack Holding AG	22,945	1,055,447
Vontobel Holding AG	53,037	3,376,638
VP Bank AG, Class A	4,742	466,860
VZ Holding AG	25,526	2,110,994
Ypsomed Holding AG	6,515	1,696,188
Zehnder Group AG	18,349	1,423,119
		158,551,928

United Kingdom 12.5%
4imprint Group plc	52,183	2,978,312
888 Holdings plc *	720,495	623,748
AG Barr plc	165,752	1,037,437
AJ Bell plc	539,169	2,133,041
Alphawave IP Group plc *	510,690	748,146
AO World plc *	836,895	671,618
Ascential plc *	827,942	2,304,736
Ashmore Group plc	858,613	2,390,115
ASOS plc *(a)	123,435	525,199
Assura plc	5,451,307	3,240,345
Aston Martin Lagonda Global Holdings plc *(a)	477,508	1,680,779
Auction Technology Group plc *	165,588	1,580,269
Avon Rubber plc	55,682	621,110
Babcock International Group plc *	479,981	1,833,446

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bakkavor Group plc	253,128	282,354
Balfour Beatty plc	1,101,687	5,013,862
Bank of Georgia Group plc	69,260	2,588,102
Bellway plc	234,994	6,582,285
Big Yellow Group plc	327,529	4,668,304
Bodycote plc	355,431	2,812,728
Bridgepoint Group plc	480,711	1,277,381
Britvic plc	484,817	5,311,799
Bytes Technology Group plc	381,648	2,412,374
C&C Group plc *	738,951	1,331,654
Capita plc *	3,108,423	1,288,303
Capricorn Energy plc	280,911	681,003
Carnival plc *	276,831	2,688,566
Centamin plc	2,176,477	2,711,013
Chemring Group plc	538,525	1,705,329
Clarkson plc	47,070	1,671,400
Close Brothers Group plc	281,030	3,160,900
CLS Holdings plc	348,934	591,617
CMC Markets plc	253,578	560,684
Coats Group plc	3,078,451	2,647,910
Computacenter plc	143,697	4,131,875
Cranswick plc	99,221	3,996,672
Crest Nicholson Holdings plc	473,925	1,423,816
Currys plc	1,846,460	1,154,550
Darktrace plc *	772,058	2,706,081
Deliveroo plc *	2,491,968	3,242,972
Diploma plc	246,820	9,275,152
Diversified Energy Co., plc	1,539,625	1,623,888
Domino's Pizza Group plc	702,525	2,431,021
Dr. Martens plc	1,054,231	2,042,238
Drax Group plc	772,313	5,297,171
Dunelm Group plc	214,496	2,897,725
easyJet plc *	707,490	4,132,656
Elementis plc *	1,082,507	1,438,259
Energean plc	256,824	3,533,215
Essentra plc	576,316	1,305,715
FDM Group Holdings plc	157,911	1,313,247
Ferrexpo plc	555,532	634,821
Finablr plc *(b)	225,475	0
FirstGroup plc	1,480,536	2,106,553
Frasers Group plc *	244,527	2,038,124
Future plc	226,043	2,022,739
Games Workshop Group plc	62,312	7,305,910
Genuit Group plc	440,961	1,735,223
Genus plc	126,244	3,955,481
Grafton Group plc	380,593	3,848,185
Grainger plc	1,364,136	4,199,724
Great Portland Estates plc	403,369	2,416,688
Greencore Group plc *	990,880	984,320
Greggs plc	188,132	6,262,968
Halfords Group plc	408,661	1,026,158
Hammerson plc (a)	7,412,969	2,278,533
Harbour Energy plc	1,305,439	3,637,177
Hays plc	3,008,932	4,012,695
Helical plc	198,994	600,552
Helios Towers plc *	1,475,936	1,649,092
Hill & Smith plc	151,223	2,728,920
Hilton Food Group plc	150,254	1,357,579
Hochschild Mining plc	615,363	579,256
Home REIT plc (b)	1,478,309	522,869
Ibstock plc	705,885	1,400,673
IG Group Holdings plc	729,905	6,079,210
Inchcape plc	711,671	6,721,183
Indivior plc *	235,814	4,252,498
IntegraFin Holdings plc	551,475	1,719,681
International Distributions Services plc	1,322,992	3,226,142
Investec plc	1,205,868	6,112,721
IP Group plc	1,888,379	1,324,699
IWG plc *	1,350,099	2,432,997
SECURITY	NUMBER OF SHARES	VALUE ($)
J.D. Wetherspoon plc *	175,132	1,592,125
John Wood Group plc *	1,263,252	2,201,338
JTC plc	246,675	2,130,931
Jupiter Fund Management plc	802,475	1,089,073
Just Group plc	1,976,091	2,064,648
Kainos Group plc	174,199	2,767,867
Keller Group plc	136,696	1,150,369
Lancashire Holdings Ltd.	461,473	3,543,228
Liontrust Asset Management plc	116,967	1,093,790
LondonMetric Property plc	1,778,573	3,967,854
LXI REIT plc	2,878,161	3,502,983
Man Group plc	2,309,602	6,286,096
Marks & Spencer Group plc *	3,727,111	8,250,215
Marshalls plc	429,085	1,611,378
Mitchells & Butlers plc *	486,045	1,232,519
Mitie Group plc	2,538,277	2,796,741
Molten Ventures plc *	284,671	1,026,004
Moneysupermarket.com Group plc	986,525	3,071,420
Moonpig Group plc *	527,635	882,834
Morgan Advanced Materials plc	539,809	1,940,214
Morgan Sindall Group plc	81,385	1,835,808
National Express Group plc	1,025,869	1,356,650
NCC Group plc	566,156	637,840
Network International Holdings plc *	862,930	3,914,427
Ninety One plc	633,182	1,278,383
OSB Group plc	815,582	4,993,512
Oxford Biomedica plc *	160,427	891,767
Oxford Instruments plc	101,289	3,471,114
Oxford Nanopore Technologies plc *	1,211,231	4,056,242
Pagegroup plc	591,935	3,191,353
Paragon Banking Group plc	439,861	2,646,225
Pennon Group plc	496,828	4,762,970
Petershill Partners plc	523,717	947,678
Petrofac Ltd. *(a)	827,994	725,535
Pets at Home Group plc	874,428	4,064,123
Playtech plc *	570,456	4,249,209
Plus500 Ltd.	169,493	3,029,204
Premier Foods plc	1,280,056	2,116,393
Primary Health Properties plc	2,500,291	3,089,564
PureTech Health plc *	473,533	1,282,370
PZ Cussons plc	435,690	993,589
QinetiQ Group plc	983,377	4,380,358
Quilter plc	2,568,447	2,677,183
Rank Group plc *	404,254	485,500
Rathbone Brothers plc	117,331	2,899,676
Redde Northgate plc	453,062	2,097,296
Redrow plc	501,590	2,998,939
Rhi Magnesita N.V.	52,568	1,635,335
Rotork plc	1,642,648	6,535,233
S4 Capital plc *	1,026,018	1,528,519
Safestore Holdings plc	396,888	4,596,834
Savills plc	253,276	2,856,584
Senior plc	803,360	1,666,776
Serco Group plc	2,225,770	3,942,067
Shaftesbury Capital plc	2,547,773	3,786,094
SIG plc *	1,274,102	630,070
Sirius Real Estate Ltd.	2,228,371	2,264,711
Softcat plc	232,950	3,941,004
Spectris plc	198,660	9,060,867
Spire Healthcare Group plc	531,505	1,469,007
Spirent Communications plc	1,152,334	2,563,624
SSP Group plc *	1,475,115	4,921,669
Supermarket Income REIT plc	2,351,714	2,323,027
Synthomer plc	636,345	708,634
TBC Bank Group plc	98,333	2,803,100
Telecom Plus plc	129,540	2,440,389
THG plc *(a)	1,824,767	1,397,227
TI Fluid Systems plc	595,894	898,078
TP ICAP Group plc	1,500,077	2,816,681

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trainline plc *	880,489	2,671,449
Travis Perkins plc	398,787	4,315,849
Tritax Big Box REIT plc	3,568,639	6,192,160
Trustpilot Group plc *	632,451	640,413
TUI AG *	845,187	5,337,139
Tullow Oil plc *	2,194,954	675,754
Vanquis Banking Group plc	485,597	1,306,012
Vesuvius plc	404,287	2,070,435
Victrex plc	163,463	3,138,213
Virgin Money UK plc	2,256,693	4,142,276
Vistry Group plc	656,727	5,884,840
Volution Group plc	360,086	1,994,919
Watches of Switzerland Group plc *	441,955	3,686,418
WH Smith plc	235,150	4,575,685
Wickes Group plc	483,278	730,749
Wizz Air Holdings plc *	17,400	598,660
Workspace Group plc	264,492	1,648,891
XP Power Ltd.	34,216	884,192
		450,029,612
Total Common Stocks (Cost $3,711,654,588)		3,562,902,643

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.0%
Draegerwerk AG & Co. KGaA	16,172	749,982

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	75,882	1,368,791

Republic of Korea 0.0%
Daishin Securities Co., Ltd.	34,567	338,052

Sweden 0.0%
Corem Property Group AB	21,715	308,459
Total Preferred Stocks (Cost $3,020,265)		2,765,284

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
Intellian Technologies, Inc.
expires 06/07/23, strike KRW 58,300.00 *(b)	2,127	15,384
Namyang Dairy Products Co., Ltd.
expires 06/02/23, strike KRW 215,500.00 *(b)	33	2,126
		17,510

Spain 0.0%
Almirall S.A.
expires 06/01/23, strike EUR 0.17 *(b)	138,810	25,358
Total Rights (Cost $27,431)		42,868

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
PointsBet Holdings Ltd.
expires 07/08/24 *(b)	19,829	78

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	44,499	85,820
Total Warrants (Cost $0)		85,898

INVESTMENT COMPANIES 0.1% OF NET ASSETS

United Kingdom 0.1%
Balanced Commercial Property Trust Ltd.	1,010,797	1,000,973
Picton Property Income Ltd.	1,009,548	937,174
UK Commercial Property REIT Ltd.	1,416,779	928,901
Total Investment Companies (Cost $3,869,189)		2,867,048

SHORT-TERM INVESTMENTS 2.0% OF NET ASSETS

Money Market Funds 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)(d)	72,264,900	72,264,900
Total Short-Term Investments (Cost $72,264,900)		72,264,900
Total Investments in Securities (Cost $3,790,836,373)		3,640,928,641

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/16/23	220	22,587,400	(700,936)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $67,296,046.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
KRW —	South Korean Won

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,546,527,534	$—	$—	$2,546,527,534
Australia	230,899,067	—	196,433 *	231,095,500
Hong Kong	29,178,562	—	10,752 *	29,189,314
Republic of Korea	207,717,951	—	1,140,570	208,858,521
Singapore	33,074,906	—	995,644 *	34,070,550
Spain	63,131,612	—	0 *	63,131,612
United Kingdom	449,506,743	—	522,869 *	450,029,612
Preferred Stocks[1]	2,765,284	—	—	2,765,284
Rights[1]
Republic of Korea	—	—	17,510	17,510
Spain	—	—	25,358	25,358
Warrants[1]
Australia	—	—	78	78
Italy	—	—	85,820	85,820
Investment Companies[1]	2,867,048	—	—	2,867,048
Short-Term Investments[1]	72,264,900	—	—	72,264,900
Liabilities
Futures Contracts[2]	(700,936)	—	—	(700,936)
Total	$3,637,232,671	$—	$2,995,034	$3,640,227,705

*	Level 3 amount shown includes securities determined to have no value at May 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.9% OF NET ASSETS

Brazil 4.5%
Ambev S.A.	6,001,008	16,883,290
Atacadao S.A.	752,398	1,391,126
Auren Energia S.A.	509,803	1,401,438
B3 S.A. - Brasil Bolsa Balcao	8,295,070	21,572,138
Banco Bradesco S.A.	2,148,400	5,566,151
Banco BTG Pactual S.A.	1,550,609	7,962,088
Banco do Brasil S.A.	1,175,582	10,241,213
Banco Santander Brasil S.A.	500,741	2,796,070
BB Seguridade Participacoes S.A.	931,984	5,628,041
BRF S.A. *	1,071,787	1,701,249
Caixa Seguridade Participacoes S.A.	601,275	1,202,104
CCR S.A.	1,503,688	3,983,882
Centrais Eletricas Brasileiras S.A.	1,804,530	12,436,773
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	472,003	4,842,687
Cia Energetica de Minas Gerais	415,542	1,389,764
Cia Paranaense de Energia	583,934	757,009
Cielo S.A.	1,580,624	1,441,167
Companhia Siderurgica Nacional S.A.	847,537	2,010,499
Cosan S.A.	1,658,361	4,856,677
CPFL Energia S.A.	255,183	1,508,608
CSN Mineracao S.A.	700,306	601,602
Dexco S.A.	455,369	786,820
Diagnosticos da America S.A.	82,100	172,474
EDP - Energias do Brasil S.A.	349,550	1,569,662
Embraer S.A. *	1,032,718	3,834,963
Energisa S.A.	417,595	3,590,637
Eneva S.A. *	1,653,297	3,695,943
Engie Brasil Energia S.A.	231,040	1,895,900
Equatorial Energia S.A.	1,279,318	7,031,141
Equatorial Energia S.A., Interim Shares *(a)	18,114	99,555
GPS Participacoes e Empreendimentos S.A.	593,235	1,723,450
GRUPO DE MODA SOMA S.A.	598,127	1,208,656
Grupo Mateus S.A. *	544,139	774,473
Hapvida Participacoes e Investimentos S.A. *	5,466,024	4,258,075
Hypera S.A.	540,327	4,306,243
Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	159,645	785,150
Itau Unibanco Holding S.A.	721,733	3,152,183
JBS S.A.	1,819,739	5,968,804
Klabin S.A.	1,056,115	4,325,991
Localiza Rent a Car S.A.	1,068,216	12,938,972
Lojas Renner S.A.	1,357,913	5,156,565
M Dias Branco S.A.	170,742	1,286,424
Magazine Luiza S.A. *	4,384,833	3,253,161
Marfrig Alimentos S.A.	428,527	555,540
SECURITY	NUMBER OF SHARES	VALUE ($)
Multiplan Empreendimentos Imobiliarios S.A.	373,950	1,936,956
Natura & Co. Holding S.A. *	1,312,079	3,558,206
Neoenergia S.A.	301,080	947,580
Petroleo Brasileiro S.A.	5,086,788	29,009,758
Petroreconcavo S.A.	277,619	933,906
Porto Seguro S.A.	255,280	1,191,695
PRIO S.A. *	936,668	6,252,500
Raia Drogasil S.A.	1,535,613	8,493,707
Rede D'Or Sao Luiz S.A.	1,050,499	5,947,885
Rumo S.A.	1,714,098	6,967,633
Sao Martinho S.A.	228,798	1,615,733
Sendas Distribuidora S.A.	1,650,340	3,463,784
SLC Agricola S.A.	144,393	973,445
Smartfit Escola de Ginastica e Danca S.A. *	148,573	552,591
Suzano S.A.	965,548	8,441,641
Telefonica Brasil S.A.	592,912	4,630,407
TIM S.A.	1,126,337	3,069,889
TOTVS S.A.	660,465	3,708,580
Transmissora Alianca de Energia Eletrica S.A.	303,508	2,187,765
Ultrapar Participacoes S.A.	1,131,570	3,740,307
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	317,793	437,424
Vale S.A.	5,320,331	66,282,107
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	389,947	979,835
Vibra Energia S.A.	1,498,664	4,707,922
WEG S.A.	2,039,439	14,975,556
		367,551,170

Chile 0.5%
Banco de Chile	60,704,598	6,105,985
Banco de Credito e Inversiones S.A.	75,661	2,212,492
Banco Itau Chile S.A.	98,083	1,015,492
Banco Santander Chile	85,016,481	3,675,327
CAP S.A.	101,367	709,613
Cencosud S.A.	1,750,946	3,290,140
Cencosud Shopping S.A.	697,613	1,083,815
Cia Cervecerias Unidas S.A.	182,893	1,336,486
Cia Sud Americana de Vapores S.A.	24,105,680	1,763,292
Colbun S.A.	10,230,064	1,482,680
Empresas CMPC S.A.	1,657,546	2,819,458
Empresas Copec S.A.	684,193	4,915,693
Enel Americas S.A. *	25,948,678	3,328,376
Enel Chile S.A.	34,708,682	1,896,917
Falabella S.A.	1,075,009	2,356,680
Plaza S.A.	436,250	549,174
Quinenco S.A.	375,165	1,336,197
		39,877,817

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China 32.4%
360 Security Technology, Inc., A Shares	720,700	1,410,896
37 Interactive Entertainment Network Technology Group Co., Ltd., A Shares	168,800	773,195
3peak, Inc., A Shares (a)	10,330	329,030
3SBio, Inc.	2,129,273	2,154,229
Addsino Co., Ltd., A Shares	170,900	233,117
Advanced Micro-Fabrication Equipment, Inc. China, A Shares *	60,112	1,462,266
AECC Aero-Engine Control Co., Ltd., A Shares	113,300	378,101
AECC Aviation Power Co., Ltd., A Shares	262,400	1,463,751
Agile Group Holdings Ltd. *(b)	2,526,470	387,285
Agricultural Bank of China Ltd., A Shares	9,006,800	4,449,176
Agricultural Bank of China Ltd., H Shares	42,505,169	16,017,660
Aier Eye Hospital Group Co., Ltd., A Shares	696,472	2,619,418
Air China Ltd., A Shares *	1,044,000	1,277,566
Air China Ltd., H Shares *	2,176,252	1,654,099
Akeso, Inc. *	682,223	3,041,495
Alibaba Group Holding Ltd. *	20,186,781	200,881,454
Alibaba Health Information Technology Ltd. *	6,511,734	3,859,668
Alibaba Pictures Group Ltd. *	18,177,973	928,840
A-Living Smart City Services Co., Ltd.	1,102,015	686,978
All Winner Technology Co., Ltd., A Shares	54,900	247,234
Aluminum Corp. of China Ltd., A Shares	2,513,400	1,908,206
Aluminum Corp. of China Ltd., H Shares	3,667,719	1,621,091
Amlogic Shanghai Co., Ltd., A Shares *	40,017	504,130
Angang Steel Co., Ltd., H Shares	3,698,792	992,235
Angel Yeast Co., Ltd., A Shares	93,800	478,886
Angelalign Technology, Inc. *	59,191	548,943
Anhui Anke Biotechnology Group Co., Ltd., A Shares	148,500	209,648
Anhui Conch Cement Co., Ltd., A Shares	431,800	1,518,553
Anhui Conch Cement Co., Ltd., H Shares	1,570,448	4,172,748
Anhui Expressway Co., Ltd., H Shares *	845,144	863,686
Anhui Gujing Distillery Co., Ltd., A Shares	107,604	3,804,148
Anhui Kouzi Distillery Co., Ltd., A Shares	23,200	176,137
Anhui Yingjia Distillery Co., Ltd., A Shares	30,900	244,701
Anhui Zhongding Sealing Parts Co., Ltd., A Shares	113,200	191,267
Anjoy Foods Group Co., Ltd., A Shares	30,300	655,385
ANTA Sports Products Ltd.	1,717,372	17,539,538
Apeloa Pharmaceutical Co., Ltd., A Shares	120,600	313,948
Asymchem Laboratories Tianjin Co., Ltd., A Shares	21,280	393,598
Autobio Diagnostics Co., Ltd., A Shares	38,100	303,643
Autohome, Inc., ADR	82,941	2,373,771
Avary Holding Shenzhen Co., Ltd., A Shares	76,700	273,613
AVIC Industry-Finance Holdings Co., Ltd., A Shares	767,500	415,750
AviChina Industry & Technology Co., Ltd., H Shares	3,198,930	1,548,743
AVICOPTER plc, A Shares	57,300	314,250
BAIC Motor Corp., Ltd., H Shares	3,113,055	803,292
Baidu, Inc., A Shares *	3,078,635	46,956,730
Bank of Beijing Co., Ltd., A Shares	2,063,900	1,369,986
Bank of Changsha Co., Ltd., A Shares	386,300	434,776
Bank of Chengdu Co., Ltd., A Shares	147,900	260,897
Bank of China Ltd., A Shares	4,799,200	2,626,636
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of China Ltd., H Shares	104,011,751	40,790,225
Bank of Communications Co., Ltd., A Shares	3,896,600	3,198,954
Bank of Communications Co., Ltd., H Shares	9,974,029	6,434,241
Bank of Guiyang Co., Ltd., A Shares	421,100	333,887
Bank of Hangzhou Co., Ltd., A Shares	577,400	940,752
Bank of Jiangsu Co., Ltd., A Shares *	567,900	591,347
Bank of Nanjing Co., Ltd., A Shares	1,018,900	1,206,814
Bank of Ningbo Co., Ltd., A Shares	639,660	2,208,262
Bank of Shanghai Co., Ltd., A Shares	1,394,170	1,207,167
Bank of Zhengzhou Co., Ltd., A Shares *	742,170	240,592
Baoshan Iron & Steel Co., Ltd., A Shares	1,820,932	1,502,579
BBMG Corp., A Shares	1,877,700	574,446
BeiGene Ltd. *	843,018	14,344,202
Beijing Capital Development Co., Ltd., A Shares	430,900	241,882
Beijing Capital Eco-Environment Protection Group Co., Ltd., A Shares *	725,700	312,652
Beijing Capital International Airport Co., Ltd., H Shares *	2,558,996	1,784,833
Beijing Dabeinong Technology Group Co., Ltd., A Shares	410,400	370,326
Beijing Easpring Material Technology Co., Ltd., A Shares *	49,000	337,220
Beijing E-Hualu Information Technology Co., Ltd., A Shares *	73,800	382,785
Beijing Enlight Media Co., Ltd., A Shares	270,800	334,804
Beijing Enterprises Holdings Ltd.	698,734	2,700,055
Beijing Enterprises Water Group Ltd.	5,671,507	1,391,025
Beijing Jetsen Technology Co., Ltd., A Shares *	603,400	525,005
Beijing Jingneng Clean Energy Co., Ltd., H Shares	2,363,582	555,551
Beijing Kingsoft Office Software, Inc., A Shares *	45,845	2,779,343
Beijing New Building Materials plc, A Shares	164,100	523,449
Beijing Originwater Technology Co., Ltd., A Shares	363,177	283,883
Beijing Shiji Information Technology Co., Ltd., A Shares	194,600	532,257
Beijing Shougang Co., Ltd., A Shares	677,800	338,624
Beijing Shunxin Agriculture Co., Ltd., A Shares	70,600	305,057
Beijing Sinnet Technology Co., Ltd., A Shares *	230,100	382,004
Beijing Tongrentang Co., Ltd., A Shares	138,600	1,178,503
Beijing Ultrapower Software Co., Ltd., A Shares	329,500	627,483
Beijing United Information Technology Co., Ltd., A Shares *	49,590	319,080
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., A Shares *	32,679	426,499
Beijing Yanjing Brewery Co., Ltd., A Shares	313,000	507,772
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., A Shares	21,700	185,488
Beijing Zhong Ke San Huan High-Tech Co., Ltd., A Shares	117,530	194,789
Bethel Automotive Safety Systems Co., Ltd., A Shares	39,100	388,542
Bilibili, Inc., Z Shares *	327,705	5,337,385
Bloomage Biotechnology Corp., Ltd., A Shares *	34,275	423,712
Blue Moon Group Holdings Ltd.	1,281,207	705,394

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bluefocus Intelligent Communications Group Co., Ltd., A Shares	275,100	423,510
BOE Technology Group Co., Ltd., A Shares *	3,426,800	1,909,175
BOE Technology Group Co., Ltd., B Shares *	1,177,150	481,191
Bosideng International Holdings Ltd.	5,105,589	2,119,652
BTG Hotels Group Co., Ltd., A Shares	102,500	284,954
BYD Co., Ltd., A Shares	176,100	6,268,703
BYD Co., Ltd., H Shares	1,328,783	40,127,014
BYD Electronic International Co., Ltd.	1,062,709	3,095,170
By-health Co., Ltd., A Shares	168,000	536,125
C&D International Investment Group Ltd. *(b)	994,651	2,500,525
C&S Paper Co., Ltd., A Shares	151,300	248,423
Caitong Securities Co., Ltd., A Shares	660,060	692,869
Canmax Technologies Co., Ltd., A Shares	73,320	344,282
CanSino Biologics, Inc., H Shares	142,505	529,735
CECEP Solar Energy Co., Ltd., A Shares	359,100	352,256
CECEP Wind-Power Corp., A Shares *	631,020	340,934
Central China Securities Co., Ltd., A Shares	707,500	373,319
CGN Power Co., Ltd., H Shares	16,323,060	3,920,078
Changchun High & New Technology Industry Group, Inc., A Shares	41,300	923,857
Changjiang Securities Co., Ltd., A Shares	533,300	449,793
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., A Shares *	26,400	392,603
Chaozhou Three-Circle Group Co., Ltd., A Shares	176,408	746,401
Chengdu Xingrong Environment Co., Ltd., A Shares	283,400	221,127
Chengxin Lithium Group Co., Ltd., A Shares	81,300	344,787
China Baoan Group Co., Ltd., A Shares	261,200	443,165
China Bohai Bank Co., Ltd., Class H *	4,211,271	613,272
China Cinda Asset Management Co., Ltd., H Shares	12,095,794	1,344,278
China CITIC Bank Corp., Ltd., A Shares	469,000	424,521
China CITIC Bank Corp., Ltd., H Shares	13,711,085	7,216,130
China Coal Energy Co., Ltd., A Shares	1,260,400	1,443,328
China Coal Energy Co., Ltd., H Shares	1,869,320	1,413,646
China Communications Services Corp., Ltd., H Shares	3,341,643	1,587,955
China Conch Venture Holdings Ltd.	2,044,014	2,569,297
China Construction Bank Corp., A Shares	1,429,800	1,284,167
China Construction Bank Corp., H Shares	127,347,032	81,500,799
China CSSC Holdings Ltd., A Shares	439,800	1,778,753
China East Education Holdings Ltd.	535,634	220,323
China Eastern Airlines Corp., Ltd., A Shares *	1,592,000	1,043,341
China Eastern Airlines Corp., Ltd., H Shares *	1,885,022	635,705
China Energy Engineering Corp., Ltd.	3,119,008	1,050,495
China Energy Engineering Corp., Ltd., H Shares	6,175,541	812,545
China Everbright Bank Co., Ltd., A Shares	4,186,600	1,850,710
China Everbright Bank Co., Ltd., H Shares *	4,977,359	1,532,327
China Everbright Environment Group Ltd.	5,074,470	1,983,570
China Everbright Ltd.	1,207,325	772,676
China Evergrande Group *(a)	5,098,336	0
SECURITY	NUMBER OF SHARES	VALUE ($)
China Feihe Ltd.	5,614,440	3,263,271
China Galaxy Securities Co., Ltd., H Shares	6,072,046	3,273,277
China Gas Holdings Ltd.	4,042,118	4,585,189
China Great Wall Securities Co., Ltd., A Shares *	426,400	505,639
China Greatwall Technology Group Co., Ltd., A Shares	301,900	510,101
China Hongqiao Group Ltd.	3,166,216	2,248,799
China Huarong Asset Management Co., Ltd., H Shares *	22,011,130	1,068,467
China International Capital Corp., Ltd., A Shares	88,600	517,863
China International Capital Corp., Ltd., H Shares	2,035,695	3,723,840
China International Marine Containers Group Co., Ltd., H Shares	1,253,805	752,771
China Jinmao Holdings Group Ltd.	9,073,910	1,298,219
China Jushi Co., Ltd., A Shares	391,677	749,187
China Lesso Group Holdings Ltd.	1,272,106	840,135
China Life Insurance Co., Ltd., H Shares	10,240,408	17,293,545
China Literature Ltd. *	559,697	2,116,314
China Longyuan Power Group Corp., Ltd., H Shares	4,610,021	5,170,502
China Medical System Holdings Ltd.	1,707,489	2,399,308
China Meheco Co., Ltd., A Shares	150,240	290,958
China Meidong Auto Holdings Ltd.	715,801	921,697
China Mengniu Dairy Co., Ltd. *	4,236,861	16,453,304
China Merchants Bank Co., Ltd., A Shares	2,071,000	9,387,479
China Merchants Bank Co., Ltd., H Shares	5,103,074	23,728,406
China Merchants Energy Shipping Co., Ltd., A Shares	811,600	650,346
China Merchants Expressway Network & Technology Holdings Co. Ltd, A Shares	195,100	257,914
China Merchants Port Holdings Co., Ltd.	2,047,561	2,971,327
China Merchants Securities Co., Ltd., A Shares	682,580	1,332,438
China Merchants Securities Co., Ltd., H Shares	710,216	674,992
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	665,200	1,183,690
China Minmetals Rare Earth Co., Ltd., A Shares *	93,300	408,510
China Minsheng Banking Corp., Ltd., A Shares	3,898,300	2,166,391
China Minsheng Banking Corp., Ltd., H Shares	8,666,865	3,432,093
China National Accord Medicines Corp., Ltd., B Shares	245,345	633,401
China National Building Material Co., Ltd., H Shares	6,298,234	3,564,165
China National Chemical Engineering Co., Ltd., A Shares	589,200	706,961
China National Nuclear Power Co., Ltd., A Shares	1,614,400	1,594,961
China National Software & Service Co., Ltd., A Shares	61,900	527,546
China Northern Rare Earth Group High-Tech Co., Ltd., A Shares	343,200	1,149,169
China Oilfield Services Ltd., A Shares	263,029	521,200
China Oilfield Services Ltd., H Shares	2,306,213	2,350,919
China Overseas Land & Investment Ltd.	5,259,181	10,668,514
China Pacific Insurance Group Co., Ltd., A Shares	566,700	2,214,852

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Pacific Insurance Group Co., Ltd., H Shares	3,703,396	9,367,003
China Petroleum & Chemical Corp., A Shares	4,385,400	3,914,107
China Petroleum & Chemical Corp., H Shares	32,874,063	20,703,111
China Power International Development Ltd.	7,023,744	2,673,747
China Railway Group Ltd., A Shares	2,070,400	2,292,438
China Railway Group Ltd., H Shares	5,448,213	3,591,196
China Railway Signal & Communication Corp., Ltd., A Shares	771,578	645,346
China Railway Signal & Communication Corp., Ltd., H Shares	3,192,969	1,305,209
China Reinsurance Group Corp., H Shares	9,624,557	663,911
China Resources Beer Holdings Co., Ltd.	2,164,193	13,657,092
China Resources Boya Bio-pharmaceutical Group Co., Ltd., A Shares	58,000	301,566
China Resources Cement Holdings Ltd.	2,971,881	1,081,961
China Resources Double Crane Pharmaceutical Co., Ltd., A Shares	108,140	283,333
China Resources Gas Group Ltd.	1,219,381	4,010,994
China Resources Land Ltd.	3,787,110	14,174,601
China Resources Microelectronics Ltd., A Shares	93,908	783,863
China Resources Mixc Lifestyle Services Ltd.	800,515	3,645,561
China Resources Pharmaceutical Group Ltd.	2,440,798	2,341,570
China Resources Power Holdings Co., Ltd.	2,586,152	5,972,935
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., A Shares	100,500	921,252
China Ruyi Holdings Ltd. *	5,994,583	1,340,085
China Shenhua Energy Co., Ltd., A Shares	947,670	3,754,347
China Shenhua Energy Co., Ltd., H Shares	4,346,868	13,743,172
China South Publishing & Media Group Co., Ltd., A Shares	175,200	332,412
China Southern Airlines Co., Ltd., A Shares *	1,682,500	1,480,434
China Southern Airlines Co., Ltd., H Shares *	1,624,384	935,838
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., A Shares	262,500	225,817
China State Construction Engineering Corp., Ltd., A Shares	4,106,200	3,399,840
China State Construction International Holdings Ltd.	2,404,605	2,718,456
China Suntien Green Energy Corp., Ltd., H Shares	2,564,724	969,768
China Taiping Insurance Holdings Co., Ltd.	2,023,646	2,109,405
China Three Gorges Renewables Group Co., Ltd., A Shares	2,403,500	1,831,514
China Tourism Group Duty Free Corp., Ltd., A Shares	192,200	3,320,304
China Tourism Group Duty Free Corp., Ltd., Class H *	99,308	1,580,657
China Tower Corp., Ltd., H Shares	64,629,607	7,100,113
China Traditional Chinese Medicine Holdings Co., Ltd.	3,305,720	1,591,999
SECURITY	NUMBER OF SHARES	VALUE ($)
China United Network Communications Ltd., A Shares	2,675,100	1,847,020
China Vanke Co., Ltd., A Shares	958,900	1,916,239
China Vanke Co., Ltd., H Shares	3,047,765	4,025,662
China Yangtze Power Co., Ltd., A Shares	2,159,500	6,821,739
China Zhenhua Group Science & Technology Co., Ltd., A Shares	51,400	665,059
China Zheshang Bank Co., Ltd., A Shares	841,300	338,844
Chinese Universe Publishing and Media Group Co., Ltd., A Shares	121,000	272,198
Chongqing Brewery Co., Ltd., A Shares	45,800	573,384
Chongqing Changan Automobile Co., Ltd., A Shares	829,864	1,391,686
Chongqing Changan Automobile Co., Ltd., B Shares	2,056,198	900,937
Chongqing Fuling Zhacai Group Co., Ltd., A Shares *	85,200	281,338
Chongqing Rural Commercial Bank Co., Ltd., H Shares	4,447,496	1,533,962
Chongqing Zhifei Biological Products Co., Ltd., A Shares	157,800	1,556,564
CIFI Holdings Group Co., Ltd. (a)(b)	7,913,504	614,621
CITIC Ltd.	6,738,087	7,781,089
Citic Pacific Special Steel Group Co., Ltd., A Shares	506,810	1,073,250
CITIC Securities Co., Ltd., A Shares	1,188,780	3,344,893
CITIC Securities Co., Ltd., H Shares	3,061,619	5,639,644
CMOC Group Ltd., A Shares	885,900	651,452
CMOC Group Ltd., H Shares	5,388,388	2,815,253
CNGR Advanced Material Co., Ltd., A Shares *	94,700	765,090
CNOOC Energy Technology & Services Ltd., A Shares	744,700	344,875
CNPC Capital Co., Ltd., A Shares	396,100	435,244
Contemporary Amperex Technology Co., Ltd., A Shares	420,000	13,035,926
COSCO Shipping Development Co., Ltd., A Shares	1,217,800	427,250
COSCO Shipping Development Co., Ltd., H Shares	4,107,306	503,690
COSCO Shipping Energy Transportation Co., Ltd., H Shares *	876,722	740,285
COSCO SHIPPING Energy Transportation Co., Ltd., A Shares *	913,500	1,434,515
COSCO Shipping Holdings Co., Ltd., A Shares	1,357,621	1,989,049
COSCO SHIPPING Holdings Co., Ltd., H Shares	4,259,196	3,754,154
COSCO Shipping Ports Ltd.	2,019,594	1,271,880
Country Garden Holdings Co., Ltd. (b)	17,873,618	3,287,837
Country Garden Services Holdings Co., Ltd.	2,850,221	3,316,899
CRRC Corp., Ltd., A Shares	2,577,000	2,545,971
CRRC Corp., Ltd., H Shares	5,214,978	3,230,945
CSC Financial Co., Ltd., A Shares	504,000	1,795,807
CSC Financial Co., Ltd., H Shares	1,214,240	1,330,844
CSG Holding Co., Ltd., A Shares	462,446	395,874
CSG Holding Co., Ltd., B Shares	825,185	282,502
CSPC Pharmaceutical Group Ltd.	11,493,430	10,013,118
Daan Gene Co., Ltd., A Shares *	140,160	240,753
Dada Nexus Ltd., ADR *	103,735	483,405
Dali Foods Group Co., Ltd.	2,907,073	969,241
Daqin Railway Co., Ltd., A Shares	1,432,800	1,536,191
Daqo New Energy Corp., ADR *	75,466	2,713,003
Datang International Power Generation Co., Ltd., H Shares *	5,512,820	1,126,754
DHC Software Co., Ltd., A Shares	362,400	374,819

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dian Diagnostics Group Co., Ltd., A Shares	69,500	249,197
Do-Fluoride New Materials Co., Ltd., A Shares	98,280	275,843
Dong-E-E-Jiao Co., Ltd., A Shares	58,500	405,308
Dongfang Electric Corp., Ltd., A Shares	268,900	679,250
Dongfang Electric Corp., Ltd., H Shares	459,656	605,966
Dongfeng Motor Group Co., Ltd., H Shares	3,936,232	1,704,573
Dongguan Yiheda Automation Co., Ltd., Class A	88,200	532,978
Dongxing Securities Co., Ltd., A Shares	284,900	327,448
East Buy Holding Ltd. *(b)	383,210	1,422,061
East Money Information Co., Ltd., A Shares	1,555,102	3,059,661
Eastern Air Logistics Co., Ltd., A Shares	146,200	276,569
Eastroc Beverage Group Co., Ltd., A Shares *	16,000	356,092
Ecovacs Robotics Co., Ltd., A Shares	51,200	497,500
ENN Ecological Holdings Co., Ltd., A Shares	247,475	672,362
ENN Energy Holdings Ltd.	1,045,871	12,157,795
Eternal Asia Supply Chain Management Ltd., A Shares	239,100	169,113
Eve Energy Co., Ltd., A Shares	220,536	1,980,733
Everbright Securities Co., Ltd., A Shares	476,500	1,059,216
Fangda Carbon New Material Co., Ltd., A Shares *	358,180	317,676
Far East Horizon Ltd.	1,932,702	1,619,586
FAW Jiefang Group Co., Ltd., A Shares	236,400	268,719
Fiberhome Telecommunication Technologies Co., Ltd., A Shares	98,800	271,063
First Capital Securities Co., Ltd., A Shares	436,800	359,821
Flat Glass Group Co., Ltd., A Shares	71,500	323,896
Flat Glass Group Co., Ltd., H Shares	590,001	1,658,100
Focus Media Information Technology Co., Ltd., A Shares	1,405,500	1,266,287
Foshan Haitian Flavouring & Food Co., Ltd., A Shares *	394,254	3,347,325
Fosun International Ltd.	3,037,219	2,001,986
Foxconn Industrial Internet Co., Ltd., A Shares	1,219,900	3,090,066
Fujian Funeng Co., Ltd., A Shares	417,800	739,350
Fujian Sunner Development Co., Ltd., A Shares	120,900	321,006
Full Truck Alliance Co., Ltd., ADR *	858,877	4,990,075
Fuyao Glass Industry Group Co., Ltd., A Shares	160,200	729,306
Fuyao Glass Industry Group Co., Ltd., H Shares	951,543	3,464,245
Ganfeng Lithium Co., Ltd., A Shares	186,620	1,623,739
Ganfeng Lithium Co., Ltd., H Shares	456,663	2,890,512
G-bits Network Technology Xiamen Co., Ltd., A Shares	6,200	487,130
GCL System Integration Technology Co., Ltd., A Shares *	571,000	233,984
GCL-Poly Energy Holdings Ltd *	28,553,732	6,200,791
GD Power Development Co., Ltd., A Shares *	1,689,900	967,581
GDS Holdings Ltd., A shares *	1,275,924	1,574,480
Geely Automobile Holdings Ltd.	7,409,575	8,622,774
GEM Co., Ltd., A Shares	508,800	476,255
Gemdale Corp., A Shares	444,900	452,654
Genscript Biotech Corp. *	1,338,805	2,962,106
GF Securities Co., Ltd., A Shares	715,500	1,496,106
GF Securities Co., Ltd., H Shares	1,345,602	1,870,169
SECURITY	NUMBER OF SHARES	VALUE ($)
Gigadevice Semiconductor Beijing, Inc., A Shares	64,484	1,002,670
Ginlong Technologies Co., Ltd., A Shares *	37,350	523,156
Glarun Technology Co., Ltd., A Shares	112,900	258,096
GoerTek, Inc., A Shares	321,300	828,748
Goke Microelectronics Co., Ltd., A Shares	17,300	234,185
GoodWe Technologies Co., Ltd., A Shares	9,632	315,272
Gotion High-tech Co., Ltd., A Shares	154,200	575,832
Grandjoy Holdings Group Co., Ltd., A Shares *	372,472	190,266
Great Wall Motor Co., Ltd., A Shares *	244,600	775,424
Great Wall Motor Co., Ltd., H Shares *(b)	3,555,658	3,651,837
Gree Electric Appliances, Inc. of Zhuhai, Class A	252,000	1,166,320
Greentown China Holdings Ltd.	1,185,465	1,113,042
GRG Banking Equipment Co., Ltd., A Shares	247,500	433,467
Guangdong Electric Power Development Co., Ltd., B Shares *	1,455,414	435,049
Guangdong Haid Group Co., Ltd., A Shares	162,600	1,055,127
Guangdong HEC Technology Holding Co., Ltd., A Shares	282,500	285,838
Guangdong Investment Ltd.	4,092,376	3,486,877
Guangdong Kinlong Hardware Products Co., Ltd., A Shares	21,800	193,562
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., A Shares	74,500	171,880
Guanghui Energy Co., Ltd., A Shares	635,700	647,672
Guangshen Railway Co., Ltd., H Shares *	3,326,904	930,721
Guangxi Guiguan Electric Power Co., Ltd., A Shares	356,400	291,590
Guangzhou Automobile Group Co., Ltd., A Shares	350,060	500,591
Guangzhou Automobile Group Co., Ltd., H Shares	4,734,078	2,715,295
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., A Shares	168,000	846,389
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., H Shares	258,842	867,959
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	59,800	393,503
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	382,012
Guangzhou Kingmed Diagnostics Group Co., Ltd., A Shares	45,900	445,293
Guangzhou Shiyuan Electronic Technology Co., Ltd., A Shares *	24,300	211,599
Guangzhou Tinci Materials Technology Co., Ltd., A Shares	187,780	1,077,539
Guangzhou Wondfo Biotech Co., Ltd., A Shares	71,800	303,088
Guangzhou Yuexiu Financial Holdings Group Co., Ltd., A Shares	280,118	265,738
Guangzhou Zhujiang Brewery Co., Ltd., A Shares	214,300	259,537
Guizhou Panjiang Refined Coal Co., Ltd., A Shares	257,100	243,180
Guolian Securities Co., Ltd., A Shares	221,900	298,947
Guosen Securities Co., Ltd., A Shares	495,000	639,781
Guosheng Financial Holding, Inc., A Shares *	194,100	219,274

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Guotai Junan Securities Co., Ltd., A Shares	636,100	1,321,154
Guotai Junan Securities Co., Ltd., H Shares	1,249,794	1,539,043
Guoyuan Securities Co., Ltd., A Shares	420,400	395,279
H World Group Ltd., ADR *	290,749	10,647,228
Haidilao International Holding Ltd. *	2,074,435	4,367,092
Haier Smart Home Co., Ltd., A Shares	598,800	1,805,022
Haier Smart Home Co., Ltd., H Shares	3,216,872	9,225,405
Haisco Pharmaceutical Group Co., Ltd., A Shares	50,600	176,033
Haitian International Holdings Ltd.	780,105	1,771,822
Haitong Securities Co., Ltd., A Shares	934,600	1,234,189
Haitong Securities Co., Ltd., H Shares	4,666,900	3,100,039
Hang Zhou Great Star Industrial Co., Ltd., A Shares *	106,000	257,198
Hangzhou Binjiang Real Estate Group Co., Ltd., A Shares	279,900	331,129
Hangzhou Chang Chuan Technology Co., Ltd., A Shares	59,500	421,755
Hangzhou First Applied Material Co., Ltd., A Shares	95,922	412,452
Hangzhou Lion Electronics Co., Ltd., A Shares *	61,656	352,503
Hangzhou Oxygen Plant Group Co., Ltd., A Shares	68,200	341,967
Hangzhou Robam Appliances Co., Ltd., A Shares	97,000	317,988
Hangzhou Silan Microelectronics Co., Ltd., A Shares	132,600	594,540
Hangzhou Tigermed Consulting Co., Ltd., A Shares	64,700	733,638
Hangzhou Tigermed Consulting Co., Ltd., H Shares	186,437	1,397,995
Han's Laser Technology Industry Group Co., Ltd., A Shares	68,000	230,554
Hansoh Pharmaceutical Group Co., Ltd.	1,309,460	2,167,867
Haohua Chemical Science & Technology Co., Ltd., A Shares	79,400	434,339
Harbin Boshi Automation Co., Ltd., A Shares	97,500	219,060
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	292,847
Heilongjiang Agriculture Co., Ltd., A Shares	183,100	343,547
Henan Shenhuo Coal & Power Co., Ltd., Class A	332,700	596,692
Henan Shuanghui Investment & Development Co., Ltd., A Shares	317,300	1,094,506
Hengan International Group Co., Ltd.	968,759	4,120,931
Hengdian Group DMEGC Magnetics Co., Ltd., A Shares	151,500	385,245
Hengli Petrochemical Co., Ltd., A Shares	353,400	783,096
Hengtong Optic-electric Co. Ltd, A Shares	235,300	477,482
Hengyi Petrochemical Co., Ltd.., A Shares	302,900	284,800
Hesteel Co., Ltd., A Shares	982,200	315,647
Hithink RoyalFlush Information Network Co., Ltd., A Shares	60,200	1,358,804
Hongfa Technology Co., Ltd., A Shares	56,340	239,408
Hopson Development Holdings Ltd.	1,090,888	923,909
Hoshine Silicon Industry Co., Ltd., A Shares	57,100	539,765
Hoyuan Green Energy Co., Ltd., A Shares	34,720	376,298
Hua Hong Semiconductor Ltd. *	576,048	1,865,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Huadian Power International Corp., Ltd., A Shares	1,777,152	1,778,199
Huadong Medicine Co., Ltd., A Shares	176,500	964,511
Huafon Chemical Co., Ltd., A Shares	394,900	372,411
Huagong Tech Co., Ltd., A Shares	84,800	412,826
Huaibei Mining Holdings Co., Ltd., A Shares	208,500	383,012
Hualan Biological Engineering, Inc., A Shares	171,980	543,758
Huaneng Lancang River Hydropower, Inc., A Shares	697,900	734,549
Huaneng Power International, Inc., A Shares *	639,500	913,597
Huaneng Power International, Inc., H Shares *	5,826,248	3,743,624
Huatai Securities Co., Ltd., A Shares	596,900	1,133,354
Huatai Securities Co., Ltd., H Shares	2,411,189	3,015,430
Huaxi Securities Co., Ltd., A Shares	165,400	192,655
Huaxia Bank Co., Ltd., A Shares	1,578,200	1,280,136
Huaxin Cement Co., Ltd., A Shares	128,926	229,960
Huaxin Cement Co., Ltd., H Shares	765,024	621,538
Huayu Automotive Systems Co., Ltd., A Shares	295,100	723,069
Hubei Energy Group Co., Ltd., A Shares	602,700	401,755
Hubei Xingfa Chemicals Group Co., Ltd., A Shares	108,000	324,191
Huizhou Desay Sv Automotive Co., Ltd., A Shares	46,700	743,643
Humanwell Healthcare Group Co., Ltd., A Shares	151,600	558,676
Hunan Changyuan Lico Co., Ltd., Class A *	346,117	555,182
Hunan Gold Corp., Ltd., A Shares	110,600	214,501
Hunan Valin Steel Co., Ltd., A Shares	585,200	399,123
Hundsun Technologies, Inc., A Shares	185,694	1,107,003
Hygeia Healthcare Holdings Co., Ltd., Class C *	465,680	2,739,382
Iflytek Co., Ltd., A Shares	227,700	1,909,270
Imeik Technology Development Co., Ltd., A Shares	15,900	1,005,437
Industrial & Commercial Bank of China Ltd., A Shares	7,495,000	5,080,251
Industrial & Commercial Bank of China Ltd., H Shares	108,087,884	57,853,062
Industrial Bank Co., Ltd., A Shares	2,013,900	4,680,202
Industrial Securities Co., Ltd., A Shares	853,260	732,823
Ingenic Semiconductor Co., Ltd., A Shares	35,000	463,765
Inner Mongolia BaoTou Steel Union Co., Ltd., A Shares	3,679,200	944,867
Inner Mongolia Dian Tou Energy Corp., Ltd., A Shares	201,900	375,988
Inner Mongolia ERDOS Resources Co., Ltd., B Shares	638,800	1,103,846
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., A Shares	815,100	502,160
Inner Mongolia Yili Industrial Group Co., Ltd., A Shares	620,700	2,509,524
Inner Mongolia Yuan Xing Energy Co., Ltd., A Shares	326,900	305,531
Innovent Biologics, Inc. *	1,890,553	8,863,194
Inspur Electronic Information Industry Co., Ltd., A Shares *	82,228	514,199
Intco Medical Technology Co., Ltd., A Shares	60,450	193,758
iQIYI, Inc., ADR *	602,291	2,445,301

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
iRay Technology Co., Ltd., A Shares	7,000	275,725
JA Solar Technology Co., Ltd., A Shares	316,736	1,600,171
Jafron Biomedical Co., Ltd., A Shares	68,050	263,861
Jason Furniture Hangzhou Co., Ltd., A Shares	75,010	371,587
JCET Group Co., Ltd., A Shares	182,000	796,879
JD Health International, Inc. *	1,437,277	8,858,763
JD Logistics, Inc. *	2,313,940	3,700,767
JD.com, Inc., A Shares	3,246,228	52,208,361
Jiangsu Cnano Technology Co., Ltd., A Shares	25,274	158,863
Jiangsu Eastern Shenghong Co., Ltd., A Shares	400,000	653,400
Jiangsu Expressway Co., Ltd., A Shares	430,100	576,420
Jiangsu Expressway Co., Ltd., H Shares	1,370,072	1,324,874
Jiangsu Hengli Hydraulic Co., Ltd., A Shares	110,784	848,238
Jiangsu Hengrui Medicine Co., Ltd., A Shares	604,544	3,864,405
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	922,201
Jiangsu Linyang Energy Co., Ltd., A Shares	188,800	205,868
Jiangsu Pacific Quartz Co., Ltd., Class A	40,100	640,346
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	364,100	678,044
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., A Shares	147,300	2,774,924
Jiangsu Yangnong Chemical Co., Ltd., A Shares	34,000	395,978
Jiangsu Yoke Technology Co., Ltd., A Shares	41,800	429,568
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., A Shares	93,500	438,384
Jiangsu Zhongtian Technology Co., Ltd., A Shares	311,600	635,811
Jiangxi Copper Co., Ltd., A Shares	365,800	949,690
Jiangxi Copper Co., Ltd., H Shares	1,345,410	2,024,581
Jiangxi Special Electric Motor Co., Ltd., A Shares *	161,500	263,810
Jilin Aodong Pharmaceutical Group Co., Ltd., A Shares	105,100	249,852
Jinke Smart Services Group Co., Ltd., H Shares	333,472	459,212
Jinxin Fertility Group Ltd.	2,290,841	1,185,183
JiuGui Liquor Co., Ltd., A Shares	31,000	412,025
Jiumaojiu International Holdings Ltd.	858,820	1,470,084
Jizhong Energy Resources Co., Ltd., A Shares	326,700	333,311
Joincare Pharmaceutical Group Industry Co., Ltd., A Shares	175,700	338,539
Joinn Laboratories China Co., Ltd., A Shares	39,480	250,538
Joinn Laboratories China Co., Ltd., H Shares (b)	110,303	398,758
Jointown Pharmaceutical Group Co., Ltd., A Shares	211,800	482,107
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., A Shares	78,800	401,973
Joyoung Co., Ltd., A Shares	130,900	263,791
JOYY, Inc., ADR	62,251	1,543,825
Juneyao Airlines Co., Ltd., A Shares *	250,400	551,697
Kaishan Group Co., Ltd., A Shares *	90,100	186,755
Kanzhun Ltd., ADR *	187,284	2,597,629
KE Holdings, Inc., ADR *	878,306	12,507,077
Keda Industrial Group Co., Ltd.	180,000	268,012
Kingboard Holdings Ltd.	1,000,807	2,697,541
Kingboard Laminates Holdings Ltd.	1,448,615	1,324,956
SECURITY	NUMBER OF SHARES	VALUE ($)
Kingdee International Software Group Co., Ltd. *	3,518,419	4,674,296
Kingsoft Cloud Holdings Ltd., ADR *(b)	138,397	617,251
Kingsoft Corp., Ltd. *	1,184,644	4,305,320
Kuaishou Technology *	2,685,367	18,180,877
Kuang-Chi Technologies Co., Ltd., A Shares	192,000	427,876
Kunlun Energy Co., Ltd. *	5,310,613	4,233,159
Kunlun Tech Co., Ltd., A Shares	145,700	1,173,034
Kweichow Moutai Co., Ltd., A Shares	122,100	27,911,068
Lakala Payment Co., Ltd., A Shares *	85,300	205,894
Lao Feng Xiang Co., Ltd., A Shares	152,658	1,350,523
Laobaixing Pharmacy Chain JSC, A Shares	48,230	220,919
LB Group Co., Ltd., A Shares	238,500	525,143
Lee & Man Paper Manufacturing Ltd.	2,059,159	697,061
Legend Holdings Corp., H Shares	717,985	693,382
Lens Technology Co., Ltd., A Shares	472,800	771,656
Leo Group Co., Ltd, A shares *	1,178,600	382,072
Lepu Medical Technology Beijing Co., Ltd., A Shares	180,000	623,930
Levima Advanced Materials Corp., A Shares	70,900	243,769
Li Auto, Inc., Class A *	1,441,054	20,819,878
Li Ning Co., Ltd.	3,114,374	16,709,189
Liaoning Port Co., Ltd., A Shares	1,555,900	342,805
Lingyi iTech Guangdong Co., A Shares *	671,200	593,415
Livzon Pharmaceutical Group, Inc., A Shares	93,300	512,994
Livzon Pharmaceutical Group, Inc., H Shares	231,105	823,662
Longfor Group Holdings Ltd.	2,629,030	5,057,732
LONGi Green Energy Technology Co., Ltd., A Shares	729,048	2,948,604
Longshine Technology Group Co., Ltd., A Shares	105,200	299,842
Lufax Holding Ltd., ADR	936,172	1,198,300
Luoyang Xinqianglian Slewing Bearing Co., Ltd., A Shares	45,500	233,125
Luxi Chemical Group Co., Ltd., A Shares	282,100	418,847
Luxshare Precision Industry Co., Ltd., A Shares	692,317	2,652,369
Luye Pharma Group Ltd. *	2,416,889	1,077,500
Luzhou Laojiao Co., Ltd., A Shares	144,000	4,123,091
Maanshan Iron & Steel Co., Ltd., A Shares	1,115,600	421,141
Mango Excellent Media Co., Ltd., A Shares	200,170	821,939
Maxscend Microelectronics Co., Ltd., A Shares	45,248	562,854
Meihua Holdings Group Co., Ltd., Class A	667,400	837,317
Meinian Onehealth Healthcare Holdings Co., Ltd., A Shares *	364,100	325,993
Meituan, B Shares *	6,460,117	90,940,490
Metallurgical Corp. of China Ltd., A Shares	1,378,400	779,555
Metallurgical Corp. of China Ltd., H Shares	3,941,379	966,684
Microport Scientific Corp. *	1,301,560	2,241,245
Ming Yang Smart Energy Group Ltd., A Shares	228,700	563,903
Ming Yuan Cloud Group Holdings Ltd.	737,162	315,459
MINISO Group Holding Ltd., ADR	122,109	1,856,057
Minth Group Ltd.	985,096	2,463,920
Montage Technology Co., Ltd., A Shares	108,000	966,965
Muyuan Foods Co., Ltd., A Shares	517,386	2,907,927
Nanjing Iron & Steel Co., Ltd., A Shares	562,700	267,697

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., A Shares	93,080	176,865
NARI Technology Co., Ltd., A Shares	641,164	2,468,992
NAURA Technology Group Co., Ltd., A Shares	51,400	2,188,853
NavInfo Co., Ltd., A Shares	279,800	460,195
NetEase, Inc.	2,520,479	42,693,516
New China Life Insurance Co., Ltd., A Shares	174,000	898,350
New China Life Insurance Co., Ltd., H Shares	1,431,234	3,702,295
New Hope Liuhe Co., Ltd., A Shares *	435,200	688,302
New Oriental Education & Technology Group, Inc. *	1,860,024	7,104,361
Newland Digital Technology Co., Ltd., A Shares	108,600	283,471
Nine Dragons Paper Holdings Ltd.	2,193,024	1,215,818
Ninestar Corp., A Shares	136,400	748,632
Ningbo Deye Technology Co., Ltd., A Shares	37,044	704,095
Ningbo Joyson Electronic Corp., A Shares	130,600	290,495
Ningbo Orient Wires & Cables Co., Ltd., A Shares	65,200	448,343
Ningbo Ronbay New Energy Technology Co., Ltd., A Shares	42,068	339,812
Ningbo Sanxing Medical Electric Co., Ltd., A Shares	109,200	196,308
Ningbo Shanshan Co., Ltd., A Shares *	232,900	482,417
Ningbo Tuopu Group Co., Ltd., A Shares	91,900	749,691
Ningbo Zhoushan Port Co., Ltd., A Shares *	774,400	383,625
Ningxia Baofeng Energy Group Co., Ltd., A Shares	265,500	452,697
NIO, Inc., ADR *	1,660,048	12,500,161
Nongfu Spring Co., Ltd., H Shares	2,412,654	12,944,332
North Industries Group Red Arrow Co., Ltd., A Shares	74,900	189,200
Northeast Securities Co., Ltd., A Shares	200,000	200,679
Offshore Oil Engineering Co., Ltd., A Shares	484,100	417,128
OFILM Group Co., Ltd., A Shares *	303,500	209,125
Oppein Home Group, Inc., A Shares	20,740	276,066
ORG Technology Co., Ltd., A Shares	341,300	218,886
Orient Securities Co., Ltd., A Shares	798,916	1,108,827
Orient Securities Co., Ltd., H Shares	906,195	483,875
Oriental Energy Co., Ltd., A Shares	156,600	183,723
Ovctek China, Inc., A Shares	81,180	317,848
Pangang Group Vanadium Titanium & Resources Co., Ltd., A Shares *	787,100	439,622
People.cn Co., Ltd., A Shares	111,800	301,238
Perfect World Co., Ltd., A Shares	152,250	392,494
PetroChina Co., Ltd., A Shares	2,455,100	2,584,026
PetroChina Co., Ltd., H Shares	28,517,438	18,433,013
Pharmaron Beijing Co., Ltd., A Shares	33,600	217,373
Pharmaron Beijing Co., Ltd., H Shares	283,925	1,048,182
PICC Property & Casualty Co., Ltd., H Shares	9,296,377	11,079,768
Pinduoduo, Inc., ADR *	599,789	39,178,217
Ping An Bank Co., Ltd., A Shares	1,874,600	3,051,638
Ping An Healthcare & Technology Co., Ltd. *	521,762	1,203,720
Ping An Insurance Group Co. of China Ltd., A Shares	1,214,900	8,013,177
Ping An Insurance Group Co. of China Ltd., H Shares	8,432,098	53,533,711
Pingdingshan Tianan Coal Mining Co., Ltd., A Shares	258,300	289,626
SECURITY	NUMBER OF SHARES	VALUE ($)
Poly Developments and Holdings Group Co., Ltd., A Shares	1,154,500	2,064,095
Poly Property Services Co., Ltd., H Shares	195,760	927,755
Pop Mart International Group Ltd. (b)	981,619	2,156,784
Porton Pharma Solutions Ltd., A Shares	58,800	253,822
Postal Savings Bank of China Co., Ltd., A Shares	2,648,400	1,910,351
Postal Savings Bank of China Co., Ltd., H Shares	12,266,965	7,709,701
Power Construction Corp. of China Ltd., A Shares	2,082,900	1,937,976
Pylon Technologies Co., Ltd., A Shares	17,940	497,530
Qifu Technology, Inc., ADR	155,525	2,138,469
Qingdao TGOOD Electric Co., Ltd., A Shares *	113,900	350,053
Qinghai Salt Lake Industry Co., Ltd., A Shares *	532,600	1,404,411
Raytron Technology Co., Ltd., A Shares	45,400	316,331
Red Star Macalline Group Corp., Ltd., H Shares	1,031,788	369,049
Remegen Co., Ltd., H Shares *	194,288	840,117
RLX Technology, Inc., ADR *	989,345	1,691,780
Rongsheng Petrochemical Co., Ltd., A Shares	317,800	517,343
SAIC Motor Corp., Ltd., A Shares	914,100	1,721,522
Sailun Group Co., Ltd., A Shares *	309,500	450,842
Sangfor Technologies, Inc., A Shares	14,100	246,569
Sany Heavy Industry Co., Ltd., A Shares	829,900	1,709,693
Satellite Chemical Co., Ltd., A Shares	321,962	572,463
SDIC Capital Co., Ltd., A Shares	1,300,800	1,349,029
Sealand Securities Co., Ltd., A Shares	487,300	233,194
Seazen Group Ltd. *	3,692,853	650,993
Seazen Holdings Co., Ltd., A Shares *	220,700	432,988
SenseTime Group, Inc., Class B *(b)	21,345,579	5,726,148
SF Holding Co., Ltd., A Shares	480,800	3,193,503
SG Micro Corp., A Shares	34,537	525,582
Shaanxi Coal Industry Co., Ltd., A Shares	955,200	2,246,646
Shaanxi International Trust Co., Ltd., A Shares	395,300	178,628
Shandong Chenming Paper Holdings Ltd., H Shares *	3,155,735	894,929
Shandong Denghai Seeds Co., Ltd., A Shares *	82,000	176,985
Shandong Gold Mining Co., Ltd., A Shares	384,804	1,363,538
Shandong Gold Mining Co., Ltd., H Shares	831,134	1,584,073
Shandong Himile Mechanical Science & Technology Co., Ltd., A Shares	68,600	319,712
Shandong Hi-speed Co., Ltd., A Shares	244,600	247,147
Shandong Hualu Hengsheng Chemical Co., Ltd., A Shares	205,360	840,657
Shandong Linglong Tyre Co., Ltd., A Shares	86,400	258,262
Shandong Nanshan Aluminum Co., Ltd., A Shares	1,158,700	489,445
Shandong Pharmaceutical Glass Co., Ltd., A Shares	69,900	254,064
Shandong Shida Shenghua Chemical Group Co., Ltd., A Shares	17,900	159,512
Shandong Sun Paper Industry JSC Ltd., A Shares	296,900	436,654
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	3,186,633	4,713,852

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Aiko Solar Energy Co., Ltd., Class A *	141,900	686,420
Shanghai Bairun Investment Holding Group Co., Ltd., A Shares	97,428	465,278
Shanghai Baosight Software Co., Ltd., A Shares	256,908	1,911,902
Shanghai Construction Group Co., Ltd., A Shares	674,100	249,744
Shanghai Electric Group Co., Ltd., A Shares *	1,137,400	770,951
Shanghai Electric Group Co., Ltd., H Shares *	3,164,803	808,560
Shanghai Electric Power Co., Ltd., A Shares	237,200	388,798
Shanghai Flyco Electrical Appliance Co., Ltd., A Shares	6,500	60,286
Shanghai Fosun Pharmaceutical Group Co., Ltd., A Shares	161,200	705,355
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	873,219	2,375,954
Shanghai Friendess Electronic Technology Corp., Ltd., A Shares *	12,371	346,957
Shanghai Fudan Microelectronics Group Co., Ltd., A Shares	25,080	200,899
Shanghai Fudan Microelectronics Group Co., Ltd., H Shares	401,230	1,078,899
Shanghai Industrial Holdings Ltd.	623,404	874,394
Shanghai International Airport Co., Ltd., A Shares *	241,400	1,578,663
Shanghai International Port Group Co., Ltd., A Shares	2,389,900	1,767,489
Shanghai Jinjiang International Hotels Co. Ltd, A Shares	96,700	636,316
Shanghai Jinjiang International Hotels Co., Ltd., B Shares	204,265	370,537
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., A Shares	318,200	556,397
Shanghai Junshi Biosciences Co., Ltd., A Shares *	105,796	675,534
Shanghai Junshi Biosciences Co., Ltd., H Shares *	217,130	708,673
Shanghai Lingang Holdings Corp., Ltd., A Shares	174,700	321,167
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	691,400	982,891
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	513,730	306,697
Shanghai M&G Stationery, Inc., A Shares	44,200	263,744
Shanghai Mechanical and Electrical Industry Co., Ltd., B shares	293,501	306,122
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	164,900	542,663
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	1,345,622	2,681,532
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,856,800	2,946,684
Shanghai Putailai New Energy Technology Co., Ltd., A Shares	273,876	1,365,191
Shanghai RAAS Blood Products Co., Ltd., A Shares	842,200	794,238
Shanghai Rural Commercial Bank Co., Ltd., A Shares	474,400	392,792
Shanghai Tunnel Engineering Co., Ltd., A Shares	279,100	236,572
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., A Shares *	180,200	290,058
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Yuyuan Tourist Mart Group Co., Ltd., A Shares	429,500	428,548
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., A Shares	158,400	322,766
Shanghai Zhenhua Heavy Industries Co., Ltd., B Shares	1,364,720	331,627
Shanxi Lu'an Environmental Energy Development Co., Ltd., A Shares	297,700	781,244
Shanxi Meijin Energy Co., Ltd., A Shares	417,200	419,788
Shanxi Securities Co., Ltd., A Shares	361,600	295,337
Shanxi Taigang Stainless Steel Co., Ltd., A Shares	483,600	270,107
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., A Shares	118,700	3,495,302
Shanxi Xishan Coal & Electricity Power Co., Ltd., A Shares	665,900	920,474
Shenghe Resources Holding Co., Ltd., A Shares	167,100	299,691
Shengyi Technology Co., Ltd., A Shares	219,400	469,848
Shenwan Hongyuan Group Co., Ltd., A Shares	1,964,900	1,301,514
Shenwan Hongyuan Group Co., Ltd., H Shares	3,512,401	722,379
Shenzhen Airport Co., Ltd., A Shares	213,000	206,848
Shenzhen Capchem Technology Co., Ltd., A Shares	80,640	532,108
Shenzhen Dynanonic Co., Ltd., A Shares	22,880	353,067
Shenzhen Energy Group Co., Ltd., A Shares	437,000	423,766
Shenzhen Expressway Corp., Ltd., H Shares	1,059,991	877,430
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., H Shares	834,085	466,681
Shenzhen Inovance Technology Co., Ltd., A Shares	254,200	2,107,929
Shenzhen International Holdings Ltd.	1,907,375	1,513,084
Shenzhen Investment Ltd.	3,392,306	598,011
Shenzhen Jinjia Group Co., Ltd., A Shares	279,100	273,389
Shenzhen Kaifa Technology Co., Ltd., A Shares	155,600	499,829
Shenzhen Kangtai Biological Products Co., Ltd., A Shares	105,180	410,193
Shenzhen Kedali Industry Co., Ltd., A Shares	23,100	412,058
Shenzhen Kstar Science And Technology Co., Ltd., Class A	76,200	414,161
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	118,000	4,977,468
Shenzhen MTC Co., Ltd., A Shares *	467,600	327,447
Shenzhen Overseas Chinese Town Co., Ltd., A Shares	802,200	534,740
Shenzhen Salubris Pharmaceuticals Co., Ltd., A Shares	92,000	452,783
Shenzhen SC New Energy Technology Corp., A Shares	31,000	416,028
Shenzhen Senior Technology Material Co., Ltd., A Shares	119,700	271,793
Shenzhen Sunway Communication Co., Ltd., A Shares	88,700	241,735
Shenzhen Transsion Holdings Co., Ltd., A Shares	99,722	1,759,808
Shenzhen YUTO Packaging Technology Co., Ltd., A Shares	67,900	225,450
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., A Shares	304,100	201,430

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhou International Group Holdings Ltd.	1,038,597	8,411,465
Shijiazhuang Yiling Pharmaceutical Co., Ltd., A Shares	159,500	641,286
Shimao Services Holdings Ltd. *	1,090,270	206,125
Shougang Fushan Resources Group Ltd.	2,512,301	770,226
Shui On Land Ltd.	4,847,272	582,050
Siasun Robot & Automation Co., Ltd., A Shares *	140,300	308,724
Sichuan Chuantou Energy Co., Ltd., A Shares	433,200	905,818
Sichuan Hebang Biotechnology Co., Ltd., A Shares *	839,400	276,824
Sichuan Kelun Pharmaceutical Co., Ltd., A Shares	138,500	601,946
Sichuan New Energy Power Co., Ltd. *	139,800	274,860
Sichuan Road & Bridge Co., Ltd., A Shares	463,900	989,542
Sichuan Swellfun Co., Ltd., A Shares	48,700	398,509
Sichuan Yahua Industrial Group Co., Ltd., A Shares	100,900	254,593
Sieyuan Electric Co., Ltd., A Shares	77,800	516,862
Sino Biopharmaceutical Ltd.	13,375,692	6,373,242
Sinoma International Engineering Co., A Shares	192,900	360,040
Sinoma Science & Technology Co., Ltd., A Shares	158,200	431,144
Sinomine Resource Group Co., Ltd., A Shares	62,860	472,831
Sino-Ocean Group Holding Ltd. *	4,310,512	261,552
Sinopec Engineering Group Co., Ltd., H Shares	1,967,077	834,247
Sinopec Oilfield Service Corp., H Shares *	6,625,500	473,960
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	940,900	414,610
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	4,716,550	729,030
Sinopharm Group Co., Ltd., H Shares	1,746,304	5,721,930
Sinotrans Ltd., H Shares	3,534,789	1,169,496
Sinotruk Hong Kong Ltd.	949,960	1,344,561
Skshu Paint Co., Ltd., A Shares *	34,020	426,814
Smoore International Holdings Ltd. (b)	2,482,426	2,498,837
Songcheng Performance Development Co., Ltd., A Shares	244,300	435,405
SooChow Securities Co., Ltd., A Shares	467,685	471,899
Southwest Securities Co., Ltd., A Shares	634,600	331,291
StarPower Semiconductor Ltd., A Shares	14,700	449,986
STO Express Co. Ltd, A Shares *	130,200	182,534
Sun Art Retail Group Ltd.	2,616,037	641,624
Sunac Services Holdings Ltd.	884,643	241,834
Sungrow Power Supply Co., Ltd., A Shares	145,600	2,250,468
Sunny Optical Technology Group Co., Ltd.	890,689	8,374,121
Sunwoda Electronic Co., Ltd., A Shares	174,300	389,410
Suzhou Dongshan Precision Manufacturing Co., Ltd., A Shares	157,600	561,988
Suzhou Maxwell Technologies Co., Ltd., A Shares	26,060	577,827
Suzhou Nanomicro Technology Co., Ltd., Class A *	75,458	478,429
Taiji Computer Corp., Ltd., A Shares	59,600	327,031
TAL Education Group, ADR *	614,978	3,339,331
Tangshan Jidong Cement Co., Ltd., A Shares	287,800	311,395
SECURITY	NUMBER OF SHARES	VALUE ($)
TangShan Port Group Co., Ltd., A Shares	613,200	315,816
TBEA Co., Ltd., A Shares	405,149	1,271,883
TCL Technology Group Corp., A Shares	1,629,050	882,446
Tencent Holdings Ltd.	8,249,434	327,311,238
Tencent Music Entertainment Group, ADR *	851,260	5,907,744
The People's Insurance Co. Group of China Ltd., A Shares	1,641,600	1,409,890
The People's Insurance Co. Group of China Ltd., H Shares	10,015,823	3,787,160
Thunder Software Technology Co., Ltd., A Shares	40,400	554,481
Tian Di Science & Technology Co., Ltd., A Shares	299,200	228,416
Tianjin Chase Sun Pharmaceutical Co. Ltd, A Shares	302,500	270,840
Tianjin Guangyu Development Co., Ltd., A Shares	177,500	296,174
Tianjin Zhonghuan Semiconductor Co., Ltd., A Shares	313,200	1,632,852
Tianma Microelectronics Co., Ltd., A Shares *	229,000	310,762
Tianqi Lithium Corp., A Shares *	150,700	1,521,423
Tianqi Lithium Corp., Class H *	126,396	819,416
Tianshan Aluminum Group Co., Ltd., A Shares	161,000	142,342
Tianshui Huatian Technology Co., Ltd., A Shares	324,700	442,909
Tibet Summit Resources Co., Ltd., A Shares *	60,500	150,278
Tingyi Cayman Islands Holding Corp.	2,616,645	3,924,174
Titan Wind Energy Suzhou Co., Ltd., A Shares	167,900	366,629
Tongcheng Travel Holdings Ltd. *	1,594,639	3,181,843
TongFu Microelectronics Co., Ltd., A Shares	148,100	514,811
Tongkun Group Co., Ltd., A Shares	224,000	379,107
Tongling Nonferrous Metals Group Co., Ltd., A Shares *	933,500	379,908
Tongwei Co., Ltd., A Shares	438,500	2,099,641
Topchoice Medical Corp., A Shares *	30,700	455,601
Topsec Technologies Group, Inc., A Shares	274,700	405,161
Topsports International Holdings Ltd.	2,515,088	1,953,404
Towngas Smart Energy Co., Ltd. *	1,636,412	727,457
TravelSky Technology Ltd., H Shares	1,340,568	2,445,414
Trina Solar Co., Ltd., A Shares	213,856	1,179,452
Trip.com Group Ltd. *	729,749	23,416,849
Tsingtao Brewery Co., Ltd., A Shares	81,700	1,091,619
Tsingtao Brewery Co., Ltd., H Shares	840,144	7,233,508
Tuya, Inc., ADR *	345,375	683,843
Unigroup Guoxin Microelectronics Co., Ltd., A Shares	81,679	1,056,263
Uni-President China Holdings Ltd.	1,605,694	1,394,784
Unisplendour Corp., Ltd., A Shares	123,700	566,265
Valiant Co., Ltd., A Shares	84,400	191,877
Vinda International Holdings Ltd.	360,603	867,852
Vipshop Holdings Ltd., ADR *	532,950	7,631,844
Walvax Biotechnology Co., Ltd., A Shares	162,200	657,604
Wanda Film Holding Co., Ltd., A Shares *	244,400	421,521
Wangsu Science & Technology Co., Ltd., A Shares *	229,600	245,201
Wanhua Chemical Group Co., Ltd., A Shares	308,700	3,563,623
Wanxiang Qianchao Co., Ltd., A Shares	304,900	224,638
Weibo Corp., ADR *	100,150	1,399,095

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Weichai Power Co., Ltd., A Shares	594,500	964,442
Weichai Power Co., Ltd., H Shares	2,730,667	3,711,468
Weifu High-Technology Group Co., Ltd., A Shares	187,500	393,377
Weihai Guangwei Composites Co., Ltd., A Shares	73,120	300,554
Wens Foodstuffs Group Co., Ltd., A Shares	180,320	425,634
Western Mining Co., Ltd., A Shares	218,400	314,461
Western Securities Co., Ltd., A Shares	446,100	405,671
Western Superconducting Technologies Co., Ltd., A Shares	45,200	492,292
Westone Information Industry, Inc., A Shares	87,900	365,130
Will Semiconductor Co., Ltd ., A Shares	78,150	1,095,513
Wingtech Technology Co., Ltd., A Shares	110,400	773,101
Winning Health Technology Group Co., Ltd., A Shares	212,700	296,702
Wolong Electric Group Co., Ltd., A Shares	121,200	204,784
Wonders Information Co. Ltd, Class A *	115,200	218,088
Wuchan Zhongda Group Co., Ltd., A Shares	346,400	250,352
Wuhan Guide Infrared Co., Ltd., A Shares *	290,336	418,444
Wuliangye Yibin Co., Ltd., A Shares	371,300	8,398,514
WUS Printed Circuit Kunshan Co., Ltd., A Shares	179,500	526,222
WuXi AppTec Co., Ltd., A Shares	201,351	1,836,680
WuXi AppTec Co., Ltd., H Shares *	518,505	4,272,165
Wuxi Biologics Cayman, Inc. *	4,888,734	25,011,183
XCMG Construction Machinery Co., Ltd., A Shares	1,295,900	1,087,524
Xiamen C & D, Inc., A Shares	328,600	535,385
Xiamen Faratronic Co., Ltd., A Shares	22,000	413,708
Xiamen ITG Group Corp., Ltd., A Shares	178,800	232,351
Xiamen Tungsten Co., Ltd., A Shares	120,800	306,162
Xiangcai Co., Ltd., A Shares	226,100	256,377
Xiaomi Corp., B Shares *	20,233,844	26,726,018
Xinhua Winshare Publishing and Media Co., Ltd., H Shares	551,696	408,755
Xinjiang Daqo New Energy Co., Ltd., Class A	138,555	830,264
Xinjiang Goldwind Science & Technology Co., Ltd., A Shares	386,100	589,515
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares	793,078	575,439
Xinjiang Tianshan Cement Co., Ltd., A Shares	197,300	235,903
Xinjiang Zhongtai Chemical Co., Ltd., A Shares *	241,900	224,390
Xinxing Ductile Iron Pipes Co., Ltd., A Shares	351,500	212,110
Xinyi Solar Holdings Ltd.	5,856,545	5,783,041
XPeng, Inc., A Shares *(b)	1,449,420	5,748,985
Xtep International Holdings Ltd.	1,526,673	1,534,815
Xuji Electric Co., Ltd., A Shares	91,400	297,578
Yadea Group Holdings Ltd.	1,359,005	2,708,201
Yang Quan Coal Industry Group Co., Ltd., A Shares	124,900	218,748
Yangling Metron New Material, Inc., A Shares	51,500	313,952
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co., A Shares	109,200	538,966
Yangzhou Yangjie Electronic Technology Co., Ltd., A Shares *	49,900	288,512
Yangzijiang Financial Holding Ltd.	3,340,028	825,855
Yangzijiang Shipbuilding Holdings Ltd.	3,532,994	3,207,427
SECURITY	NUMBER OF SHARES	VALUE ($)
Yankuang Energy Group Co., Ltd., A Shares	273,200	1,040,152
Yankuang Energy Group Co., Ltd., H Shares	2,410,905	6,110,223
Yanlord Land Group Ltd. *	941,535	531,627
Yantai Changyu Pioneer Wine Co., Ltd., A Shares	143,483	610,112
Yantai Eddie Precision Machinery Co., Ltd., A Shares	86,520	217,095
Yantai Jereh Oilfield Services Group Co., Ltd., A Shares *	102,500	350,978
Yatsen Holding Ltd., ADR *	397,087	351,859
Yealink Network Technology Corp., Ltd., A Shares	74,950	557,460
Yifan Pharmaceutical Co., Ltd., A Shares *	124,700	274,922
Yifeng Pharmacy Chain Co., Ltd., A Shares	68,260	475,324
Yihai International Holding Ltd. *	658,356	1,459,976
Yihai Kerry Arawana Holdings Co., Ltd., A Shares	187,900	1,060,033
Yintai Gold Co., Ltd., A Shares	275,600	500,859
Yixintang Pharmaceutical Group Co., Ltd., A Shares	57,800	219,007
YongXing Special Materials Technology Co., Ltd., A Shares	41,860	371,558
Yonyou Network Technology Co., Ltd., A Shares	347,640	969,868
Youngor Group Co., Ltd., A Shares	483,500	466,143
Youngy Co., Ltd., A Shares *	27,400	236,517
YTO Express Group Co., Ltd., A Shares	271,800	587,022
Yuan Longping High-tech Agriculture Co., Ltd., A Shares *	116,200	239,060
Yuexiu Property Co., Ltd.	2,218,269	2,402,954
Yum China Holdings, Inc.	576,175	32,134,641
Yunda Holding Co., Ltd., A Shares	117,800	188,459
Yunnan Aluminium Co., Ltd., A Shares	350,500	595,168
Yunnan Baiyao Group Co., Ltd., A Shares	155,540	1,175,423
Yunnan Botanee Bio-Technology Group Co., Ltd., A Shares	18,000	232,925
Yunnan Copper Co., Ltd., A Shares	446,000	682,225
Yunnan Energy New Material Co., Ltd., A Shares *	76,600	977,360
Yunnan Tin Co., Ltd., A Shares	179,200	357,605
Yunnan Yuntianhua Co., Ltd., A Shares	195,400	456,842
Zai Lab Ltd. *	1,289,570	4,258,344
Zangge Mining Co., Ltd., A Shares	112,300	362,156
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., A Shares	58,300	2,488,824
Zhaojin Mining Industry Co., Ltd., H Shares *	1,466,593	2,083,290
Zhefu Holding Group Co., Ltd., A Shares	548,000	312,998
Zhejiang Century Huatong Group Co., Ltd., A Shares *	805,000	702,672
Zhejiang China Commodities City Group Co., Ltd., A Shares	551,200	636,613
Zhejiang Chint Electrics Co., Ltd., A Shares	130,800	480,005
Zhejiang Crystal-Optech Co., Ltd., A Shares	132,400	219,806
Zhejiang Dahua Technology Co., Ltd., A Shares	265,000	737,826
Zhejiang Dingli Machinery Co., Ltd., A Shares	34,600	228,844
Zhejiang Expressway Co., Ltd., H Shares	2,154,819	1,596,519
Zhejiang Hailiang Co., Ltd., A Shares	123,600	205,890

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang HangKe Technology, Inc. Co., A Shares	31,689	184,376
Zhejiang Huahai Pharmaceutical Co., Ltd., A Shares	140,250	363,133
Zhejiang Huayou Cobalt Co., Ltd., A Shares	159,860	1,037,571
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., A Shares	127,800	1,236,606
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., A Shares	74,200	303,327
Zhejiang Juhua Co., Ltd., A Shares	268,700	495,861
Zhejiang NHU Co., Ltd., A Shares *	285,468	604,924
Zhejiang Sanhua Intelligent Controls Co., Ltd., A Shares	111,620	407,113
Zhejiang Supcon Technology Co., Ltd., A Shares	48,470	703,535
Zhejiang Supor Co., Ltd., A Shares	46,200	289,877
Zhejiang Weixing New Building Materials Co., Ltd., A Shares	155,300	420,843
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., A Shares	54,100	289,488
Zhejiang Yongtai Technology Co., Ltd., A Shares	87,300	202,023
Zhengzhou Coal Mining Machinery Group Co., Ltd., A Shares	162,400	283,513
Zheshang Securities Co., Ltd., A Shares	114,500	160,684
ZhongAn Online P&C Insurance Co., Ltd., H Shares *	1,039,057	2,926,734
Zhongji Innolight Co., Ltd., A Shares *	65,400	986,626
Zhongsheng Group Holdings Ltd.	909,957	3,359,340
Zhongtai Securities Co., Ltd., A Shares	240,800	230,128
Zhuhai Huafa Properties Co., Ltd., A Shares	209,400	289,454
Zhuzhou CRRC Times Electric Co., Ltd.	731,508	3,079,001
Zhuzhou CRRC Times Electric Co., Ltd., A Shares	51,276	329,281
Zhuzhou Hongda Electronics Corp., Ltd., A Shares	41,900	229,498
Zhuzhou Kibing Group Co., Ltd., A Shares *	203,000	230,183
Zijin Mining Group Co., Ltd., A Shares	2,059,900	3,090,226
Zijin Mining Group Co., Ltd., H Shares	7,748,366	10,511,627
Zoomlion Heavy Industry Science and Technology Co. Ltd, A Shares	508,700	451,889
Zoomlion Heavy Industry Science and Technology Co. Ltd, H Shares	2,440,817	1,138,055
ZTE Corp., A Shares	373,300	1,842,978
ZTE Corp., H Shares	1,056,755	3,246,570
ZTO Express Cayman, Inc.	599,351	15,144,078
		2,670,844,416

Colombia 0.1%
Bancolombia S.A.	340,514	2,141,040
Bancolombia S.A., ADR	167,233	3,914,925
Ecopetrol S.A., ADR	337,993	3,068,976
Interconexion Electrica S.A. ESP	609,060	2,424,476
		11,549,417

Czech Republic 0.2%
CEZ A/S	219,573	9,834,265
Colt CZ Group SE	14,593	389,472
Komercni Banka A/S	109,610	3,252,333
Moneta Money Bank A/S	530,362	1,884,137
Philip Morris CR AS	751	568,627
		15,928,834

SECURITY	NUMBER OF SHARES	VALUE ($)
Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR	4,621,434	5,259,192

Greece 0.6%
Aegean Airlines S.A. *	64,935	691,580
Alpha Services and Holdings S.A. *	2,948,727	4,355,512
Athens Water Supply & Sewage Co. S.A.	56,973	396,625
Autohellas Tourist and Trading S.A.	30,342	465,159
Ellaktor S.A. *	135,063	329,739
Eurobank Ergasias Services & Holdings S.A., A Shares *	3,532,273	5,498,006
FF Group *(a)	50,437	0
GEK Terna Holding Real Estate Construction S.A. *	78,064	1,126,854
Hellenic Petroleum Holdings S.A.	96,645	823,236
Hellenic Telecommunications Organization S.A.	283,239	4,324,084
Holding Co. ADMIE IPTO S.A.	190,651	390,246
JUMBO S.A.	153,253	3,545,413
LAMDA Development S.A. *	105,288	716,139
Motor Oil Hellas Corinth Refineries S.A.	77,945	2,004,304
Mytilineos S.A.	144,240	4,533,267
National Bank of Greece S.A. *	757,070	4,681,253
OPAP S.A.	259,662	4,423,675
Piraeus Financial Holdings S.A. *	873,872	2,571,313
Public Power Corp. S.A. *	274,741	2,901,189
Quest Holdings S.A.	41,174	257,667
Sarantis S.A.	46,028	364,103
Terna Energy S.A.	72,180	1,549,796
Titan Cement International S.A. *	55,208	977,031
Viohalco S.A.	88,375	546,456
		47,472,647

Hong Kong 0.0%
China Huishan Dairy Holdings Co., Ltd. *(a)	3,872,695	0

Hungary 0.2%
Magyar Telekom Telecommunications plc	644,587	774,721
MOL Hungarian Oil & Gas plc	529,056	4,289,811
OTP Bank Nyrt	322,066	9,996,662
Richter Gedeon Nyrt	200,212	5,022,767
		20,083,961

Iceland 0.1%
Arion Banki HF	2,150,861	1,953,100
Eimskipafelag Islands hf	169,064	635,751
Festi hf	510,526	621,750
Hagar hf	1,873,670	880,722
Icelandair Group HF *	24,613,174	326,049
Islandsbanki HF	1,731,719	1,442,997
Kvika banki hf	7,075,479	881,852
Marel HF	791,207	2,513,199
Reitir fasteignafelag hf	1,383,261	758,572
		10,013,992

India 17.6%
3M India Ltd.	4,019	1,221,919
Aarti Industries Ltd.	277,915	1,720,931
ABB India Ltd.	73,073	3,644,204
ACC Ltd. *	118,527	2,546,130

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Adani Enterprises Ltd.	375,525	11,317,464
Adani Green Energy Ltd. *	547,789	6,473,601
Adani Ports & Special Economic Zone Ltd.	1,105,795	9,875,473
Adani Power Ltd. *	1,331,708	4,018,533
Adani Total Gas Ltd.	382,192	3,068,137
Adani Transmission Ltd. *	348,550	3,272,242
Adani Wilmar Ltd. *	221,553	1,167,860
Aditya Birla Capital Ltd. *	594,806	1,224,382
Alkem Laboratories Ltd.	33,991	1,380,316
Ambuja Cements Ltd. *	945,069	4,838,898
APL Apollo Tubes Ltd.	229,443	3,148,563
Apollo Hospitals Enterprise Ltd.	137,007	7,654,115
Ashok Leyland Ltd.	1,971,294	3,485,963
Asian Paints Ltd.	620,647	23,953,213
Astral Ltd.	161,882	3,563,846
AU Small Finance Bank Ltd.	445,433	4,182,871
Aurobindo Pharma Ltd.	364,988	2,905,543
Avenue Supermarts Ltd. *	204,497	8,580,248
Axis Bank Ltd.	3,121,388	34,516,333
Bajaj Auto Ltd.	93,681	5,171,587
Bajaj Finance Ltd.	320,685	27,094,024
Bajaj Finserv Ltd.	522,343	9,161,470
Bajaj Holdings & Investment Ltd.	36,217	3,180,308
Balkrishna Industries Ltd.	109,968	3,022,356
Bandhan Bank Ltd. *	1,093,122	3,541,037
Bank of Baroda	1,430,575	3,198,964
Bank of India	1,025,691	914,335
Bata India Ltd.	84,203	1,612,319
Bayer CropScience Ltd.	18,558	948,549
Berger Paints India Ltd.	340,104	2,673,946
Bharat Electronics Ltd.	4,468,199	6,057,017
Bharat Forge Ltd.	341,303	3,264,437
Bharat Heavy Electricals Ltd.	1,736,715	1,719,252
Bharat Petroleum Corp., Ltd.	1,392,077	6,116,383
Bharti Airtel Ltd.	3,186,696	32,736,743
Bharti Airtel Ltd.- Partly Paid	221,606	1,219,836
Biocon Ltd.	628,190	1,861,823
Bosch Ltd.	12,072	2,709,447
Britannia Industries Ltd.	161,589	9,095,984
Canara Bank	493,873	1,848,773
Castrol India Ltd.	677,085	919,073
CG Power & Industrial Solutions Ltd.	970,782	4,609,730
Cholamandalam Investment & Finance Co., Ltd.	549,011	6,973,799
Cipla Ltd.	703,306	8,101,902
Coal India Ltd.	2,935,918	8,561,271
Coforge Ltd.	55,916	3,078,655
Colgate-Palmolive (India) Ltd.	182,270	3,506,188
Container Corp. Of India Ltd.	378,360	3,068,474
Coromandel International Ltd.	147,550	1,711,865
Cummins India Ltd.	185,754	3,951,420
Dabur India Ltd.	802,150	5,385,034
Dalmia Bharat Ltd.	111,484	2,870,179
Deepak Nitrite Ltd.	102,503	2,569,392
Divi's Laboratories Ltd.	175,514	7,305,526
Dixon Technologies India Ltd.	50,471	2,366,250
DLF Ltd.	855,951	4,913,354
Dr Lal PathLabs Ltd.	46,673	1,146,884
Dr. Reddy's Laboratories Ltd.	165,861	9,023,710
Eicher Motors Ltd.	192,075	8,525,004
Emami Ltd.	298,172	1,411,536
Embassy Office Parks REIT	798,113	2,971,173
Exide Industries Ltd. *	642,618	1,640,491
Federal Bank Ltd.	2,165,346	3,278,174
FSN E-Commerce Ventures Ltd. *	1,866,444	2,821,147
GAIL India Ltd.	3,815,861	4,833,713
General Insurance Corp. of India	136,104	303,443
GlaxoSmithKline Pharmaceuticals Ltd.	69,325	1,093,815
SECURITY	NUMBER OF SHARES	VALUE ($)
Glenmark Pharmaceuticals Ltd.	214,416	1,549,187
GMR Infrastructure Ltd. *	3,298,106	1,614,532
Godrej Consumer Products Ltd. *	507,514	6,492,386
Godrej Industries Ltd. *	108,421	628,783
Godrej Properties Ltd. *	120,626	2,027,106
Grasim Industries Ltd.	526,292	10,931,139
Gujarat Fluorochemicals Ltd.	53,999	2,224,528
Gujarat Gas Ltd.	276,654	1,694,061
Havells India Ltd.	330,117	5,218,985
HCL Technologies Ltd.	1,498,988	20,747,634
HDFC Asset Management Co., Ltd.	106,329	2,522,958
HDFC Life Insurance Co., Ltd.	1,346,773	9,642,725
Hero MotoCorp Ltd.	180,722	6,028,807
Hindalco Industries Ltd.	1,934,178	9,489,482
Hindustan Aeronautics Ltd.	130,067	4,900,472
Hindustan Petroleum Corp., Ltd.	825,291	2,602,605
Hindustan Unilever Ltd.	1,215,827	39,202,282
Hindustan Zinc Ltd.	315,795	1,168,029
Honeywell Automation India Ltd.	2,969	1,437,440
Housing Development Finance Corp., Ltd.	2,403,524	76,708,800
ICICI Bank Ltd.	2,166,441	24,854,711
ICICI Lombard General Insurance Co., Ltd.	328,848	4,698,686
ICICI Prudential Life Insurance Co., Ltd.	512,989	2,889,489
IDBI Bank Ltd. *	969,055	644,811
IDFC First Bank Ltd. *	4,441,518	3,846,579
Indian Bank	256,945	838,243
Indian Hotels Co., Ltd.	1,139,261	5,366,370
Indian Oil Corp., Ltd.	5,745,534	6,250,286
Indian Railway Catering & Tourism Corp., Ltd.	406,565	3,191,804
Indian Railway Finance Corp., Ltd.	2,453,831	955,053
Indraprastha Gas Ltd.	483,182	2,806,865
Indus Towers Ltd. *	1,209,212	2,248,676
Info Edge India Ltd.	105,151	5,177,802
Infosys Ltd.	4,892,932	77,966,930
InterGlobe Aviation Ltd. *	165,745	4,753,064
Ipca Laboratories Ltd.	185,072	1,568,031
ITC Ltd.	4,044,734	21,780,341
Jindal Steel & Power Ltd.	531,525	3,323,160
JSW Energy Ltd. *	534,481	1,641,264
JSW Steel Ltd.	1,357,823	11,427,903
Jubilant Foodworks Ltd.	497,268	2,904,921
Kansai Nerolac Paints Ltd.	186,960	996,246
Kotak Mahindra Bank Ltd.	132,907	3,236,010
L&T Finance Holdings Ltd.	1,176,596	1,481,200
L&T Technology Services Ltd.	35,563	1,677,737
Larsen & Toubro Infotech Ltd.	127,895	7,727,012
Larsen & Toubro Ltd.	946,247	25,227,146
Laurus Labs Ltd.	564,479	2,256,363
LIC Housing Finance Ltd.	378,036	1,699,821
Linde India Ltd.	30,839	1,474,706
Lupin Ltd.	329,858	3,207,599
Macrotech Developers Ltd. *	153,105	1,009,419
Macrotech Developers Ltd. Bonus Shares *(a)	153,105	1,009,419
Mahindra & Mahindra Financial Services Ltd.	814,806	2,800,000
Mahindra & Mahindra Ltd.	1,258,182	20,059,277
Mangalore Refinery & Petrochemicals Ltd. *	345,736	273,515
Marico Ltd.	717,619	4,710,432
Maruti Suzuki India Ltd.	181,364	20,535,773
Max Financial Services Ltd. *	330,035	2,818,577
Max Healthcare Institute Ltd. *	1,018,245	6,762,503
Mphasis Ltd.	119,033	2,801,089
MRF Ltd.	3,716	4,366,377

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Muthoot Finance Ltd.	148,544	2,002,865
Nestle India Ltd.	48,860	12,799,750
NHPC Ltd.	3,201,810	1,681,560
Nippon Life India Asset Management Ltd.	230,660	696,313
NMDC Ltd.	1,577,685	2,036,660
NTPC Ltd.	6,518,501	13,697,756
Oberoi Realty Ltd.	161,148	1,812,946
Oil & Natural Gas Corp., Ltd.	5,074,361	9,500,791
Oil India Ltd.	485,769	1,510,470
One 97 Communications Ltd. *	208,159	1,754,579
Oracle Financial Services Software Ltd.	40,813	1,792,514
Page Industries Ltd.	7,923	3,713,434
Patanjali Foods Ltd.	91,905	1,163,644
PB Fintech Ltd. *	491,613	3,600,702
Persistent Systems Ltd.	65,494	4,067,770
Petronet LNG Ltd.	1,096,373	2,992,991
PI Industries Ltd.	111,590	4,878,393
Pidilite Industries Ltd.	208,517	6,572,810
Piramal Enterprises Ltd.	166,656	1,553,614
Polycab India Ltd.	65,262	2,700,584
Power Finance Corp., Ltd.	1,559,200	3,437,587
Power Grid Corp. of India Ltd.	4,334,006	12,250,502
Punjab National Bank	1,474,267	923,957
Rajesh Exports Ltd.	186,563	1,252,444
RBL Bank Ltd. *	613,594	1,202,240
REC Ltd.	1,647,990	2,819,626
Relaxo Footwears Ltd.	95,753	1,044,081
Reliance Industries Ltd.	4,501,056	134,375,715
Samvardhana Motherson International Ltd.	2,991,267	2,858,144
SBI Cards & Payment Services Ltd.	394,931	4,377,175
SBI Life Insurance Co., Ltd.	570,934	8,522,752
Schaeffler India Ltd.	55,764	1,999,821
Shree Cement Ltd.	18,575	5,650,101
Shriram Transport Finance Co., Ltd.	335,671	5,679,254
Siemens Ltd.	121,653	5,222,519
Solar Industries India Ltd. *	29,139	1,321,633
Sona Blw Precision Forgings Ltd.	477,596	3,126,268
SRF Ltd.	193,811	5,902,865
Star Health & Allied Insurance Co., Ltd. *	310,932	2,023,849
State Bank of India	2,425,077	16,996,840
Steel Authority of India Ltd.	1,975,885	1,970,347
Sun Pharmaceutical Industries Ltd.	1,495,653	17,632,680
Sun TV Network Ltd.	103,767	557,141
Supreme Industries Ltd.	87,633	2,926,153
Tata Communications Ltd.	181,638	2,850,310
Tata Consultancy Services Ltd.	1,403,213	55,793,100
Tata Consumer Products Ltd.	835,880	8,069,143
Tata Elxsi Ltd.	47,974	4,303,557
Tata Motors Ltd. *	2,522,283	16,045,534
Tata Motors Ltd., A Shares, DVR *	510,339	1,676,622
Tata Steel Ltd.	11,066,652	14,152,362
Tata Teleservices Maharashtra Ltd. *	717,771	533,132
Tech Mahindra Ltd.	832,889	11,230,605
The Tata Power Co., Ltd.	2,289,089	5,908,663
Titan Co., Ltd.	571,650	19,507,721
Torrent Pharmaceuticals Ltd.	133,175	2,955,120
Torrent Power Ltd.	320,099	2,133,428
Trent Ltd.	246,265	4,644,934
Tube Investments of India Ltd.	134,741	4,662,733
TVS Motor Co., Ltd.	324,615	5,111,794
UltraTech Cement Ltd.	157,280	14,961,598
Union Bank of India Ltd.	1,546,125	1,328,744
United Breweries Ltd.	94,405	1,659,952
United Spirits Ltd. *	397,854	4,248,712
UNO Minda Ltd.	228,769	1,536,613
UPL Ltd.	723,229	5,989,034
Varun Beverages Ltd.	279,368	5,721,797
SECURITY	NUMBER OF SHARES	VALUE ($)
Vedant Fashions Ltd.	45,493	707,976
Vedanta Ltd.	1,682,353	5,659,230
Vodafone Idea Ltd. *	11,513,210	1,001,973
Voltas Ltd.	313,408	3,111,468
Whirlpool of India Ltd.	40,329	695,468
Wipro Ltd.	1,744,203	8,509,989
Yes Bank Ltd. *	28,416,669	5,564,360
Zee Entertainment Enterprises Ltd.	1,155,030	2,723,117
Zomato Ltd. *	7,630,255	6,368,391
Zydus Lifesciences Ltd.	348,358	2,115,027
		1,450,033,775

Indonesia 2.4%
Astra Agro Lestari Tbk PT	579,328	272,466
Avia Avian Tbk PT	24,342,726	1,112,393
Bank Danamon Indonesia Tbk PT	640,024	117,843
Bank Syariah Indonesia Tbk PT	5,131,072	592,178
Dayamitra Telekomunikasi PT	32,201,840	1,407,085
Elang Mahkota Teknologi Tbk PT	39,160,257	1,554,393
GoTo Gojek Tokopedia Tbk PT *	979,661,294	9,607,085
Indosat Tbk PT	1,388,780	768,971
Mayora Indah Tbk PT	4,573,240	799,325
Merdeka Copper Gold Tbk PT *	25,440,276	5,091,449
MNC Digital Entertainment Tbk PT *	2,090,132	556,346
PT Adaro Energy Indonesia Tbk	16,707,007	2,273,669
PT Astra International Tbk	27,676,699	11,908,920
PT Bank Central Asia Tbk	76,103,567	45,946,450
PT Bank Mandiri (Persero) Tbk	60,825,329	20,491,522
PT Bank Negara Indonesia (Persero) Tbk	10,090,720	6,092,129
PT Bank Rakyat Indonesia (Persero) Tbk	95,952,441	35,686,115
PT Barito Pacific Tbk *	33,531,747	1,700,075
PT Bukit Asam Tbk	5,890,774	1,202,520
PT Bumi Serpong Damai Tbk *	11,736,803	822,124
PT Charoen Pokphand Indonesia Tbk	9,971,374	3,292,749
PT Gudang Garam Tbk	631,336	1,137,163
PT Hanjaya Mandala Sampoerna Tbk	11,775,154	769,823
PT Indah Kiat Pulp & Paper Corp. Tbk	3,570,935	1,643,726
PT Indocement Tunggal Prakarsa Tbk	2,019,276	1,333,611
PT Indofood CBP Sukses Makmur Tbk	3,112,786	2,429,593
PT Indofood Sukses Makmur Tbk	5,871,755	2,781,151
PT Jasa Marga Persero Tbk	2,922,482	649,224
PT Kalbe Farma Tbk	25,887,340	3,505,757
PT Media Nusantara Citra Tbk *	6,221,560	265,630
PT Perusahaan Gas Negara Tbk	14,280,730	1,362,338
PT Sarana Menara Nusantara Tbk	23,678,233	1,563,806
PT Semen Indonesia (Persero) Tbk	4,593,143	1,777,200
PT Surya Citra Media Tbk	17,616,277	162,178
PT Telkom Indonesia (Persero) Tbk	63,702,252	17,168,586
PT Tower Bersama Infrastructure Tbk	6,525,004	927,169
PT Unilever Indonesia Tbk	7,794,880	2,355,624
PT United Tractors Tbk	2,088,892	3,097,106
PT Vale Indonesia Tbk	2,706,855	1,137,638
PT XL Axiata Tbk	6,542,898	866,421
Smartfren Telecom Tbk PT *	120,670,805	483,005
Sumber Alfaria Trijaya Tbk PT	26,465,836	4,661,095
		201,373,651

Kuwait 1.0%
Agility Public Warehousing Co. KSC	2,087,592	4,144,659
Boubyan Bank KSCP	1,648,767	3,214,493
Boubyan Petrochemicals Co. KSCP	567,404	1,484,192
Burgan Bank SAK	1,418,389	871,082
Gulf Bank KSCP	2,633,930	2,191,019
Humansoft Holding Co. KSC	149,097	1,672,890
Kuwait Finance House KSCP	12,454,641	28,612,286
Mabanee Co. KPSC	887,997	2,138,118

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mobile Telecommunications Co. KSCP	2,668,624	4,509,129
National Bank of Kuwait SAKP	10,286,083	30,749,623
		79,587,491

Malaysia 1.7%
Alliance Bank Malaysia Berhad	1,580,080	1,181,080
AMMB Holdings Berhad	2,970,972	2,343,048
Astro Malaysia Holdings Berhad	2,295,200	333,178
Axiata Group Berhad	6,249,477	3,764,174
British American Tobacco Malaysia Berhad	196,000	435,697
Celcomdigi Berhad	5,399,714	5,229,492
CIMB Group Holdings Berhad	9,320,252	9,733,207
Dialog Group Berhad	5,675,300	2,655,974
FGV Holdings Bhd	877,300	249,001
Fraser & Neave Holdings Berhad	235,600	1,291,448
Gamuda Berhad	3,129,692	3,010,689
Genting Berhad	3,069,700	2,793,357
Genting Malaysia Berhad	3,920,320	2,131,947
Hartalega Holdings Berhad	2,378,700	1,185,356
Hong Leong Bank Berhad	907,807	3,807,853
Hong Leong Financial Group Berhad	335,400	1,258,613
IHH Healthcare Berhad	3,949,700	4,937,660
IJM Corp. Berhad	4,347,336	1,544,715
IOI Corp. Berhad	3,383,392	2,704,954
Kuala Lumpur Kepong Berhad	597,828	2,704,506
Malayan Banking Berhad	9,720,618	18,217,603
Malaysia Airports Holdings Berhad	1,463,784	2,191,474
Maxis Berhad	2,802,724	2,495,763
MISC Berhad	2,366,400	3,742,763
MR DIY Group M Berhad	3,061,700	1,041,462
Nestle Malaysia Berhad	86,771	2,519,188
Petronas Chemicals Group Berhad	3,916,200	5,566,087
Petronas Dagangan Berhad	365,400	1,672,029
Petronas Gas Berhad	744,436	2,700,002
PPB Group Berhad	936,877	3,300,535
Press Metal Aluminium Holdings Berhad	4,823,664	4,817,916
Public Bank Berhad	19,548,570	16,136,941
QL Resources Berhad	1,511,050	1,816,992
RHB Bank Berhad	2,277,962	2,640,472
Sime Darby Berhad	4,857,400	2,178,490
Sime Darby Plantation Berhad	4,936,308	4,513,318
Telekom Malaysia Berhad	1,572,734	1,737,828
Tenaga Nasional Berhad	4,423,574	9,114,546
Top Glove Corp. Berhad *	7,204,400	1,779,442
Westports Holdings Berhad	1,020,700	835,932
YTL Corp. Berhad	6,719,136	1,412,103
		143,726,835

Mexico 3.2%
Alfa S.A.B. de C.V., A Shares	5,003,986	3,051,718
Alpek S.A.B. de C.V.	547,475	546,296
America Movil S.A.B. de C.V.	38,434,267	40,862,076
Arca Continental S.A.B. de C.V.	600,426	6,046,439
Banco del Bajio S.A.	960,453	2,996,844
Becle S.A.B. de C.V.	750,182	1,756,934
Cemex S.A.B. de C.V., Series CPO *	20,761,866	12,439,641
Coca-Cola Femsa S.A.B. de C.V.	733,412	6,000,447
Concentradora Fibra Danhos S.A. de C.V.	379,241	473,457
Controladora Axtel SAB de C.V. *	5,003,986	76,927
El Puerto de Liverpool S.A.B. de C.V., Series C1	272,324	1,592,240
Fibra Uno Administracion S.A. de C.V.	3,947,012	5,707,728
Fomento Economico Mexicano S.A.B. de C.V.	2,505,529	25,131,126
GCC S.A.B. de C.V.	212,876	1,621,781
SECURITY	NUMBER OF SHARES	VALUE ($)
Gruma S.A.B. de C.V., B Shares	271,768	4,160,786
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	380,048	3,920,701
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	471,267	8,305,573
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	276,279	7,707,948
Grupo Bimbo S.A.B. de C.V., Series A	3,020,713	16,084,841
Grupo Carso S.A.B. de C.V., Series A1	624,302	3,699,424
Grupo Comercial Chedraui SA de CV	630,764	3,255,006
Grupo Elektra S.A.B. de C.V.	81,356	5,323,617
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,951,469	31,550,338
Grupo Financiero Inbursa S.A.B. de C.V., O Shares *	2,760,438	6,107,449
Grupo Mexico S.A.B. de C.V., Series B	4,343,962	19,204,846
Grupo Televisa S.A.B., Series CPO	3,175,108	3,028,808
Industrias Penoles S.A.B. de C.V. *	169,490	2,583,450
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	1,241,195	2,514,786
Megacable Holdings S.A.B. de C.V., Series CPO	426,638	985,016
Operadora de Sites Mexicanos S.A. de C.V.	1,760,998	1,546,975
Orbia Advance Corp. S.A.B. de C.V.	1,362,077	2,816,464
Prologis Property Mexico SA de CV	761,679	2,556,766
Promotora y Operadora de Infraestructura S.A.B. de C.V.	300,800	2,893,114
Qualitas Controladora S.A.B. de C.V.	239,295	1,610,010
Regional SAB de C.V.	330,713	2,563,092
Sitios Latinoamerica S.A.B. de C.V. *	2,348,603	970,746
Wal-Mart de Mexico S.A.B. de C.V.	7,079,379	26,797,452
		268,490,862

Philippines 0.8%
Aboitiz Power Corp.	2,184,055	1,446,703
AC Energy Corp. *	10,753,169	1,122,037
Alliance Global Group, Inc.	5,133,323	1,212,035
Ayala Corp.	386,638	4,543,823
Ayala Land, Inc.	10,118,762	4,738,665
Bank of the Philippine Islands	2,709,574	4,822,328
BDO Unibank, Inc.	3,246,639	7,862,231
Bloomberry Resorts Corp. *	4,595,844	841,262
Converge Information and Communications Technology Solutions, Inc. *	3,231,806	626,105
DMCI Holdings, Inc.	5,711,029	962,007
Emperador, Inc.	4,370,427	1,642,023
Globe Telecom, Inc.	43,861	1,327,701
GT Capital Holdings, Inc.	131,519	1,208,401
International Container Terminal Services, Inc.	1,500,176	5,208,944
JG Summit Holdings, Inc.	4,166,168	3,560,827
Jollibee Foods Corp.	553,216	2,320,828
LT Group, Inc.	4,323,750	737,563
Manila Electric Co.	362,579	2,111,171
Megaworld Corp.	15,027,347	545,865
Metro Pacific Investments Corp.	14,633,391	1,133,462
Metropolitan Bank & Trust Co.	2,500,479	2,564,594
Monde Nissin Corp.	9,788,058	1,411,739
PLDT, Inc.	125,707	2,686,047
Puregold Price Club, Inc.	1,331,702	718,493
San Miguel Corp.	504,413	964,636
Semirara Mining & Power Corp.	1,686,383	840,789

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SM Prime Holdings, Inc.	14,595,941	8,498,705
Universal Robina Corp.	1,207,551	3,023,178
		68,682,162

Qatar 1.1%
Barwa Real Estate Co.	3,046,926	2,148,752
Doha Bank QPSC	3,205,493	1,444,233
Ezdan Holding Group QSC *	2,139,300	679,992
Industries Qatar QSC	2,168,327	7,136,417
Masraf Al Rayan QSC	8,563,663	5,999,269
Mesaieed Petrochemical Holding Co.	5,967,960	3,228,273
Ooredoo QPSC	1,148,551	3,347,837
Qatar Aluminum Manufacturing Co.	3,797,934	1,595,341
Qatar Electricity & Water Co. QSC	640,423	3,008,581
Qatar Fuel QSC	819,473	3,570,561
Qatar Gas Transport Co., Ltd.	3,777,278	4,098,969
Qatar International Islamic Bank QSC	1,619,771	4,445,470
Qatar Islamic Bank SAQ	2,472,199	11,899,156
Qatar National Bank QPSC	6,082,961	26,755,002
Qatar Navigation QSC	761,253	2,133,181
The Commercial Bank PSQC	4,646,490	7,148,446
Vodafone Qatar QSC	2,340,630	1,166,457
		89,805,937

Russia 0.0%
Gazprom PJSC *(a)(c)	127,160	18,630
Sberbank of Russia PJSC *(a)(c)	107,550	3,456
		22,086

Saudi Arabia 4.8%
Abdullah Al Othaim Markets Co.	60,003	2,175,645
ACWA Power Co.	182,656	7,265,723
Advanced Petrochemical Co.	177,570	2,068,841
Al Rajhi Bank	2,682,577	50,564,731
Alinma Bank	1,351,959	11,768,546
Almarai Co. JSC	346,023	5,046,246
Arab National Bank	920,456	6,245,496
Arabian Centers Co., Ltd.	228,409	1,255,677
Arabian Internet & Communications Services Co.	35,410	2,775,552
Bank AlBilad	676,900	6,713,416
Bank Al-Jazira	549,414	2,569,244
Banque Saudi Fransi	809,632	8,591,062
BinDawood Holding Co.	41,741	751,178
Bupa Arabia for Cooperative Insurance Co.	97,644	4,373,518
Dallah Healthcare Co.	56,883	2,478,053
Dar Al Arkan Real Estate Development Co. *	736,284	3,023,028
Dr Sulaiman Al Habib Medical Services Group Co.	126,518	9,006,160
Elm Co.	34,737	4,156,437
Emaar Economic City *	509,949	1,340,540
Etihad Etisalat Co. *	515,942	5,914,873
Jarir Marketing Co.	813,380	3,816,649
Mobile Telecommunications Co. *	593,350	2,179,898
Mouwasat Medical Services Co.	65,967	3,957,176
Nahdi Medical Co.	53,277	2,417,550
National Industrialization Co., Class C *	449,883	1,760,766
Rabigh Refining & Petrochemical Co. *	604,700	1,773,408
Riyad Bank	2,025,624	17,686,676
SABIC Agri-Nutrients Co.	321,444	10,712,515
Sahara International Petrochemical Co.	499,075	4,736,875
Saudi Airlines Catering Co.	54,768	1,276,187
Saudi Arabian Mining Co. *	1,100,920	18,227,347
Saudi Arabian Oil Co.	4,259,492	35,772,101
SECURITY	NUMBER OF SHARES	VALUE ($)
Saudi Basic Industries Corp.	1,229,256	28,905,935
Saudi Cement Co.	104,052	1,628,413
Saudi Electricity Co.	1,082,730	6,235,195
Saudi Industrial Investment Group	511,317	3,361,703
Saudi Kayan Petrochemical Co. *	1,009,386	3,433,872
Saudi Research & Media Group *	42,054	2,107,858
Saudi Tadawul Group Holding Co.	65,977	2,817,936
Saudi Telecom Co.	2,456,416	28,324,622
Saudia Dairy & Foodstuff Co.	21,590	1,765,973
Seera Group Holding *	207,830	1,421,254
Southern Province Cement Co.	94,977	1,339,523
The Co. for Cooperative Insurance *	84,614	2,567,205
The Qassim Cement Co.	59,552	1,165,383
The Saudi British Bank	1,379,121	13,604,425
The Saudi Investment Bank	674,212	3,023,421
The Saudi National Bank	3,984,306	39,197,209
The Savola Group	364,944	3,492,985
United Electronics Co.	56,609	1,094,207
Yamama Cement Co.	134,655	1,209,842
Yanbu Cement Co.	102,993	1,125,817
Yanbu National Petrochemical Co.	380,025	4,300,965
		394,524,857

South Africa 3.4%
Absa Group Ltd.	1,144,439	8,884,075
African Rainbow Minerals Ltd.	147,418	1,534,345
Anglo American Platinum Ltd.	77,555	4,444,993
AngloGold Ashanti Ltd.	576,721	14,054,050
Aspen Pharmacare Holdings Ltd.	505,380	4,374,838
AVI Ltd.	463,763	1,455,911
Bid Corp., Ltd.	458,147	9,710,532
Capitec Bank Holdings Ltd.	117,002	7,970,867
Clicks Group Ltd.	334,961	3,963,835
Dis-Chem Pharmacies Ltd.	529,464	586,742
Discovery Ltd. *	727,247	4,860,118
Exxaro Resources Ltd.	335,509	2,712,008
FirstRand Ltd.	6,793,677	20,662,583
Gold Fields Ltd.	1,207,812	18,376,601
Growthpoint Properties Ltd.	4,815,569	2,840,800
Harmony Gold Mining Co., Ltd.	731,660	3,456,289
Impala Platinum Holdings Ltd.	1,116,144	8,920,703
Investec Ltd.	347,243	1,740,749
Kumba Iron Ore Ltd.	73,162	1,600,675
Life Healthcare Group Holdings Ltd.	1,868,159	1,762,926
Momentum Metropolitan Holdings	1,702,370	1,451,841
Mr Price Group Ltd.	357,846	2,240,482
MTN Group Ltd.	2,471,737	15,213,664
MultiChoice Group	411,511	2,036,763
Naspers Ltd., N Shares	263,591	39,597,211
Nedbank Group Ltd.	574,344	6,033,492
NEPI Rockcastle N.V.	848,586	4,823,553
Netcare Ltd.	1,969,065	1,363,304
Northam Platinum Holdings Ltd. *	511,786	4,192,171
Old Mutual Ltd.	6,225,044	3,351,856
OUTsurance Group Ltd.	1,148,626	1,834,556
Pepkor Holdings Ltd.	2,855,213	2,033,031
Pick n Pay Stores Ltd. (b)	467,984	746,980
Redefine Properties Ltd. (b)	8,825,338	1,389,519
Reinet Investments SCA	187,163	3,683,521
Remgro Ltd.	665,299	4,405,502
Royal Bafokeng Platinum Ltd.	98,175	673,780
Sanlam Ltd.	2,400,632	6,287,406
Santam Ltd.	58,436	768,187
Sappi Ltd.	793,338	1,747,115
Sasol Ltd.	769,830	8,974,762
Shoprite Holdings Ltd.	670,190	6,601,708
Sibanye Stillwater Ltd.	3,796,654	6,707,669
Standard Bank Group Ltd.	1,825,137	13,957,296

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Bidvest Group Ltd.	462,258	5,547,679
The Foschini Group Ltd.	441,591	1,867,869
Tiger Brands Ltd.	225,119	1,707,911
Transaction Capital Ltd.	807,772	280,858
Vodacom Group Ltd.	814,260	4,535,161
Woolworths Holdings Ltd.	1,229,479	3,691,617
		281,660,104

Switzerland 0.0%
Wuxi Autowell Technology Co., Ltd., Class A	17,590	434,184

Taiwan 17.8%
Accton Technology Corp.	745,000	8,558,620
Acer, Inc.	3,905,086	3,920,654
Advanced Energy Solution Holding Co., Ltd.	32,000	739,403
Advantech Co., Ltd.	563,619	7,465,395
Airtac International Group	217,920	7,035,282
ASE Technology Holding Co., Ltd.	4,653,120	16,884,643
Asia Cement Corp.	3,422,286	4,894,947
ASMedia Technology, Inc.	52,445	2,005,463
ASPEED Technology, Inc.	40,800	3,824,066
Asustek Computer, Inc.	960,621	9,535,088
AUO Corp.	9,761,224	5,591,003
Capital Securities Corp.	2,783,644	1,259,219
Catcher Technology Co., Ltd.	928,224	5,603,630
Cathay Financial Holding Co., Ltd.	12,669,905	18,266,269
Chailease Holding Co., Ltd.	1,906,627	12,565,030
Chang Hwa Commercial Bank Ltd.	9,110,705	5,337,001
Cheng Shin Rubber Industry Co., Ltd.	2,604,277	3,305,404
Chicony Electronics Co., Ltd.	807,118	2,784,298
China Airlines Ltd.	3,969,872	2,868,153
China Development Financial Holding Corp.	21,338,308	8,819,348
China Motor Corp.	360,600	1,124,253
China Steel Corp.	17,021,956	16,064,982
Chunghwa Telecom Co., Ltd.	5,244,310	21,504,615
Compal Electronics, Inc.	5,768,535	5,228,336
CTBC Financial Holding Co., Ltd.	24,992,792	19,764,864
Delta Electronics, Inc.	2,966,148	30,551,976
E Ink Holdings, Inc.	1,230,000	8,286,063
E.Sun Financial Holding Co., Ltd.	19,522,128	16,455,068
Eclat Textile Co., Ltd.	274,510	4,189,901
eMemory Technology, Inc.	94,000	5,628,834
ENNOSTAR, Inc.	896,914	1,494,492
Eternal Materials Co., Ltd.	1,308,352	1,396,597
Eva Airways Corp.	3,546,374	3,918,295
Evergreen Marine Corp., Ltd.	1,389,088	6,916,621
Far Eastern International Bank	3,055,873	1,113,848
Far Eastern New Century Corp.	5,426,799	5,704,519
Far EasTone Telecommunications Co., Ltd.	2,149,509	5,365,465
Feng TAY Enterprise Co., Ltd.	619,584	3,851,291
First Financial Holding Co., Ltd.	14,466,587	13,229,553
Formosa Chemicals & Fibre Corp.	4,668,008	10,391,075
Formosa Petrochemical Corp.	1,923,660	5,396,452
Formosa Plastics Corp.	5,089,560	15,586,286
Formosa Sumco Technology Corp.	81,000	437,588
Formosa Taffeta Co., Ltd.	1,394,132	1,265,846
Foxconn Technology Co., Ltd.	1,537,355	2,716,732
Fubon Financial Holding Co., Ltd.	10,072,393	19,930,079
Genius Electronic Optical Co., Ltd.	121,000	1,606,639
Giant Manufacturing Co., Ltd.	420,096	2,816,362
Globalwafers Co., Ltd.	292,451	4,796,853
Hiwin Technologies Corp.	401,445	3,128,991
Hon Hai Precision Industry Co., Ltd.	16,408,092	56,869,638
SECURITY	NUMBER OF SHARES	VALUE ($)
Hotai Motor Co., Ltd.	445,000	11,658,124
HTC Corp. *	989,778	1,990,669
Hua Nan Financial Holdings Co., Ltd., Class C	13,848,415	10,027,735
Innolux Corp.	11,400,381	5,157,116
Inventec Corp.	4,189,043	5,023,716
Largan Precision Co., Ltd.	139,456	10,279,647
Lite-On Technology Corp.	2,946,866	8,535,386
MediaTek, Inc.	2,040,713	50,407,653
Mega Financial Holding Co., Ltd.	15,259,973	17,779,091
Micro-Star International Co., Ltd.	928,095	5,013,873
momo.com, Inc.	79,080	1,798,940
Nan Ya Plastics Corp.	7,700,816	19,472,896
Nan Ya Printed Circuit Board Corp.	292,000	2,879,375
Nanya Technology Corp.	1,157,000	2,767,537
Nien Made Enterprise Co., Ltd.	193,752	2,222,686
Novatek Microelectronics Corp.	779,608	10,795,646
Oneness Biotech Co., Ltd. *	410,000	3,075,584
Parade Technologies Ltd.	98,100	3,256,432
Pegatron Corp.	2,845,657	6,973,492
Pou Chen Corp.	3,676,792	3,787,177
Powerchip Semiconductor Manufacturing Corp.	3,901,000	3,922,900
Powertech Technology, Inc.	950,000	3,088,601
President Chain Store Corp.	777,400	7,071,298
Quanta Computer, Inc.	3,691,057	13,994,244
Realtek Semiconductor Corp.	648,336	8,060,023
Ruentex Development Co., Ltd.	3,250,500	3,691,887
Shin Kong Financial Holding Co., Ltd.	18,804,672	5,275,283
Silergy Corp.	452,000	5,891,335
Sino-American Silicon Products, Inc.	741,000	3,834,318
SinoPac Financial Holdings Co., Ltd.	15,679,535	8,827,791
Synnex Technology International Corp.	1,855,956	3,859,591
Taishin Financial Holding Co., Ltd.	15,751,478	9,406,545
Taiwan Business Bank	7,326,049	3,361,721
Taiwan Cement Corp.	8,711,872	10,745,422
Taiwan Cooperative Financial Holding Co., Ltd.	13,909,199	12,651,928
Taiwan Fertilizer Co., Ltd.	977,508	1,927,817
Taiwan Glass Industry Corp.	2,292,311	1,368,934
Taiwan High Speed Rail Corp.	2,848,000	3,016,920
Taiwan Mobile Co., Ltd.	2,337,524	7,873,525
Taiwan Secom Co., Ltd.	387,000	1,479,863
Taiwan Semiconductor Manufacturing Co., Ltd.	32,988,500	599,058,921
Teco Electric & Machinery Co., Ltd.	2,646,000	4,408,924
The Shanghai Commercial & Savings Bank Ltd.	5,154,151	7,573,344
Transcend Information, Inc.	428,000	1,072,525
U-Ming Marine Transport Corp.	572,000	900,978
Unimicron Technology Corp.	1,715,348	10,076,326
Uni-President Enterprises Corp.	6,683,676	16,161,325
United Microelectronics Corp. *	16,037,850	27,036,389
Vanguard International Semiconductor Corp.	1,255,000	3,794,305
Voltronic Power Technology Corp.	89,000	5,619,071
Walsin Lihwa Corp.	4,723,814	7,102,439
Walsin Technology Corp.	660,000	2,233,830
Wan Hai Lines Ltd.	1,280,910	2,417,794
Win Semiconductors Corp.	557,000	2,891,270
Winbond Electronics Corp.	4,027,000	3,492,622
Wistron Corp.	3,984,080	8,648,219
Wiwynn Corp.	117,000	4,416,890
Yageo Corp.	534,167	8,831,074
Yang Ming Marine Transport Corp.	2,409,000	4,766,649
Yuanta Financial Holding Co., Ltd.	16,365,949	12,702,885

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yulon Motor Co., Ltd.	773,114	2,204,045
Zhen Ding Technology Holding Ltd.	876,000	3,307,005
		1,468,964,581

Thailand 2.6%
Advanced Info Service PCL NVDR	1,528,000	9,264,598
Airports of Thailand PCL NVDR *	5,914,600	12,024,654
Asset World Corp. PCL NVDR	9,850,600	1,392,671
B Grimm Power PCL NVDR	990,200	1,067,026
Bangkok Bank PCL NVDR	930,000	4,356,035
Bangkok Dusit Medical Services PCL NVDR	12,213,000	9,914,289
Bangkok Expressway & Metro PCL, NVDR	10,870,290	2,514,535
Bangkok Life Assurance PCL NVDR	742,300	575,922
Banpu PCL NVDR	10,992,933	2,606,083
Berli Jucker PCL NVDR	1,432,750	1,492,448
BTS Group Holdings PCL NVDR	11,605,200	2,367,728
Bumrungrad Hospital PCL NVDR	777,300	4,980,974
Carabao Group PCL NVDR	457,200	873,672
Central Pattana PCL NVDR	3,824,200	7,417,629
Central Retail Corp. PCL NVDR	3,793,400	4,578,241
Charoen Pokphand Foods PCL NVDR	6,332,000	3,657,276
CP ALL PCL NVDR	8,121,100	14,877,015
Delta Electronics Thailand PCL NVDR	3,796,310	10,799,847
Digital Telecommunications Infrastructure Fund, Class F	7,653,800	2,705,222
Electricity Generating PCL NVDR	353,700	1,468,668
Energy Absolute PCL NVDR	2,281,151	4,260,771
Global Power Synergy PCL NVDR	943,568	1,586,170
Gulf Energy Development PCL NVDR	5,742,859	8,044,953
Home Product Center PCL NVDR	7,762,919	3,078,399
Indorama Ventures PCL NVDR	2,463,400	2,247,499
Intouch Holdings PCL NVDR	1,202,509	2,582,976
IRPC PCL NVDR	15,865,300	1,012,097
Kasikornbank PCL NVDR	2,088,469	7,771,745
Krung Thai Bank PCL NVDR	8,588,800	4,689,287
Krungthai Card PCL NVDR	1,768,100	2,591,181
Land & Houses PCL NVDR	11,270,500	2,752,852
Minor International PCL NVDR	5,191,880	5,035,228
Muangthai Capital PCL NVDR	954,715	1,131,667
Osotspa PCL NVDR	1,864,463	1,553,719
PTT Exploration & Production PCL NVDR	1,921,104	7,700,977
PTT Global Chemical PCL NVDR	2,709,914	2,744,956
PTT Oil & Retail Business PCL NVDR	4,005,300	2,301,897
PTT PCL NVDR	19,661,800	16,949,828
Ratch Group PCL NVDR	1,446,350	1,506,615
SCB X PCL NVDR	2,337,500	6,952,047
SCG Packaging PCL NVDR	1,754,200	1,978,516
Siam City Cement PCL NVDR	106,100	402,448
Siam Makro PCL NVDR	2,164,703	2,519,266
Sri Trang Gloves Thailand PCL NVDR	1,178,200	311,478
Srisawad Corp. PCL NVDR	832,700	1,333,995
Thai Life Insurance PCL	3,449,900	1,229,275
Thai Oil PCL NVDR	1,495,426	1,858,540
Thai Union Group PCL NVDR	3,768,800	1,591,993
The Siam Cement PCL NVDR	998,700	9,154,750
TMBThanachart Bank PCL NVDR	59,273,718	2,691,163
True Corp. PCL, NVDR	14,358,770	2,826,367
		211,327,188

Turkey 1.1%
AG Anadolu Grubu Holding A/S	181,451	838,495
Akbank T.A.S.	4,203,663	3,208,787
Aksa Akrilik Kimya Sanayii A/S	160,213	494,213
Aksa Enerji Uretim A/S	402,625	662,134
SECURITY	NUMBER OF SHARES	VALUE ($)
Alarko Holding A/S	181,918	595,444
Anadolu Efes Biracilik Ve Malt Sanayii A/S	274,351	771,410
Arcelik A/S *	146,895	683,422
Aselsan Elektronik Sanayi Ve Ticaret A/S	806,923	1,851,747
Aygaz A/S	74,046	231,989
Bera Holding A/S	977,365	475,019
BIM Birlesik Magazalar A/S	605,619	4,125,480
Borusan Mannesmann Boru Sanayi ve Ticaret A/S *	56,410	493,277
Borusan Yatirim ve Pazarlama A/S	6,781	294,844
Can2 Termik A/S *	258,156	268,399
Cimsa Cimento Sanayi VE Ticaret A/S	74,607	389,638
Coca-Cola Icecek A/S	93,854	1,048,780
Dogan Sirketler Grubu Holding A/S	1,385,730	557,673
Dogus Otomotiv Servis ve Ticaret A/S	83,327	575,273
Eczacibasi Yatirim Holding Ortakligi A/S	37,019	236,435
EGE Endustri VE Ticaret A/S	1,579	355,274
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	232,078	310,353
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,544,654	874,086
Enerjisa Enerji A/S	287,529	430,625
Enka Insaat ve Sanayi A/S	2,493,345	3,115,063
Eregli Demir ve Celik Fabrikalari T.A.S. *	1,858,126	2,966,000
Ford Otomotiv Sanayi A/S	85,161	2,358,320
Galata Wind Enerji A/S	373,475	315,578
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	145,646	282,584
Girisim Elektrik Taahhut Ticaret Ve Sanayi A/S *	168,600	487,911
Gubre Fabrikalari TAS *	112,363	1,405,979
Haci Omer Sabanci Holding A/S	1,503,679	2,804,131
Hektas Ticaret TAS *	1,602,070	2,156,346
Investco Holding A/S *	55,667	592,472
Is Gayrimenkul Yatirim Ortakligi A/S *	612,630	263,417
Is Yatirim Menkul Degerler A/S, Class A	168,957	395,400
Iskenderun Demir ve Celik A/S *	183,120	295,133
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	228,934	198,090
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	1,209,501	1,026,677
Karsan Otomotiv Sanayii Ve Ticaret A/S *	504,548	210,119
Kerevitas Gida Sanayi ve Ticaret A/S *	450,630	178,304
Kimteks Poliuretan Sanayi VE Ticaret A/S	47,046	186,377
KOC Holding A/S	1,175,731	4,476,000
Kontrolmatik Enerji Ve Muhendislik A/S	117,934	814,762
Konya Cimento Sanayii A/S *	1,375	216,439
Kordsa Teknik Tekstil A/S	72,745	231,252
Koza Altin Isletmeleri A/S	1,330,698	1,479,928
Koza Anadolu Metal Madencilik Isletmeleri A/S *	259,403	565,207
Margun Enerji Uretim Sanayi VE Ticaret A/S	162,294	273,799
Mavi Giyim Sanayi Ve Ticaret A/S, Class B	230,742	601,972
Migros Ticaret A/S	128,794	1,073,348
MLP Saglik Hizmetleri A/S *	118,560	383,768
Nuh Cimento Sanayi A/S	77,504	475,162
ODAS Elektrik Uretim ve Sanayi Ticaret A/S *	1,671,753	534,670
Otokar Otomotiv Ve Savunma Sanayi A.S. *	49,780	401,631
Oyak Cimento Fabrikalari A/S *	407,444	813,756
Oyak Yatirim Menkul Degerler A/S	157,677	277,437
Pegasus Hava Tasimaciligi A/S *	57,121	1,266,121

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Penta Teknoloji Urunleri Dagitim Ticaret A/S *	282,591	213,663
Petkim Petrokimya Holding A/S *	1,756,992	1,187,527
Qua Granite Hayal *	98,074	398,005
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	402,178	602,721
Sasa Polyester Sanayi *	1,068,993	2,788,846
Selcuk Ecza Deposu Ticaret Ve Sanayi A/S	205,377	332,592
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S *	107,869	398,931
Sok Marketler Ticaret A/S *	358,759	471,441
TAV Havalimanlari Holding AS *	228,789	858,287
Tekfen Holding AS	241,924	348,298
Tofas Turk Otomobil Fabrikasi A/S	171,534	1,777,597
Tukas Gida Sanayi ve Ticaret A/S *	339,961	229,611
Turk Hava Yollari AO *	763,200	5,302,164
Turk Telekomunikasyon A/S *	706,538	547,173
Turk Traktor ve Ziraat Makineleri A/S	18,943	605,297
Turkcell Iletisim Hizmetleri A/S	1,648,810	2,668,525
Turkiye Garanti Bankasi A/S	791,115	1,023,543
Turkiye Halk Bankasi A/S *	859,297	525,988
Turkiye Is Bankasi A/S, Class C	4,328,749	2,331,810
Turkiye Petrol Rafinerileri A/S	1,217,335	3,940,404
Turkiye Sinai Kalkinma Bankasi A/S *	1,728,742	342,429
Turkiye Sise ve Cam Fabrikalari A/S	2,009,052	3,917,403
Turkiye Vakiflar Bankasi T.A.O., Class D *	1,416,739	642,020
Ulker Biskuvi Sanayi A/S *	238,526	389,501
Vestel Beyaz Esya Sanayi ve Ticaret A/S	517,963	274,762
Vestel Elektronik Sanayi ve Ticaret A/S *	194,032	421,084
Yapi ve Kredi Bankasi A/S	3,673,055	1,810,020
Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,252,327	269,236
		87,514,828

United Arab Emirates 1.7%
Abu Dhabi Commercial Bank PJSC	4,020,450	8,745,820
Abu Dhabi Islamic Bank PJSC	1,996,639	5,435,990
Abu Dhabi National Oil Co. for Distribution PJSC	3,995,061	4,503,009
Abu Dhabi Ports Co. PJSC *	1,190,279	2,125,845
ADNOC Drilling Co. PJSC	2,311,079	2,284,023
Air Arabia PJSC	3,220,395	1,981,512
AL Seer Marine Supplies & Equipment Co. LLC *	260,597	537,796
Aldar Properties PJSC	4,857,606	6,744,838
Alpha Dhabi Holding PJSC *	1,840,185	9,458,942
Americana Restaurants International plc	3,946,558	4,448,339
Apex Investment Co. PSC *	718,121	359,745
Aramex PJSC	1,043,651	829,693
Borouge plc	2,438,541	1,719,527
Dana Gas PJSC	4,853,859	1,084,949
Dubai Electricity & Water Authority PJSC	7,462,746	5,038,827
Dubai Financial Market PJSC	2,249,111	887,888
Dubai Investments PJSC	2,819,197	1,688,601
Dubai Islamic Bank PJSC	3,928,861	5,626,411
Emaar Development PJSC	1,170,350	1,653,721
Emaar Properties PJSC	9,233,416	15,460,253
Emirates Telecommunications Group Co. PJSC	4,756,889	29,890,824
Fertiglobe plc	1,579,376	1,414,687
First Abu Dhabi Bank PJSC	6,039,657	20,883,105
Ghitha Holding PJSC *	56,518	635,500
Multiply Group *	4,673,913	4,211,993
National Marine Dredging Co. *	280,286	1,457,518
SECURITY	NUMBER OF SHARES	VALUE ($)
Q Holding PJSC *	2,823,542	1,752,702
Salik Co. PJSC	2,531,541	2,040,120
		142,902,178
Total Common Stocks (Cost $7,228,338,461)		8,077,632,165

PREFERRED STOCKS 1.8% OF NET ASSETS

Brazil 1.6%
Alpargatas S.A. *	311,688	635,316
Banco Bradesco S.A.	7,085,697	21,456,717
Bradespar S.A.	384,796	1,599,466
Braskem S.A., A Shares *	261,751	1,147,802
Centrais Eletricas Brasileiras S.A., B Shares	374,660	2,882,056
Cia Energetica de Minas Gerais	1,812,777	4,140,942
Cia Paranaense de Energia, B Shares	1,722,417	2,495,233
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	315,963	1,505,203
Gerdau S.A.	1,486,767	6,957,927
Itau Unibanco Holding S.A.	6,633,404	34,100,144
Itausa S.A.	7,138,873	12,237,511
Metalurgica Gerdau S.A.	943,381	2,064,722
Petroleo Brasileiro S.A.	7,668,169	39,105,132
Unipar Carbocloro S.A., B Shares	65,975	880,929
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, A Shares	525,693	720,507
		131,929,607

Chile 0.2%
Embotelladora Andina S.A., B Shares	508,856	1,293,646
Sociedad Quimica y Minera de Chile S.A., B Shares	186,034	11,926,501
		13,220,147

Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	6,047,816	656,576
Grupo de Inversiones Suramericana S.A. (a)	124,437	316,626
		973,202
Total Preferred Stocks (Cost $155,977,749)		146,122,956

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)	47,832,307	47,832,307
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)(e)	17,032,825	17,032,825
		64,865,132
Total Short-Term Investments (Cost $64,865,132)		64,865,132
Total Investments in Securities (Cost $7,449,181,342)		8,288,620,253

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/16/23	520	24,876,800	(589,747)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see Notes for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $15,272,962.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,541,708,071	$—	$—	$3,541,708,071
Brazil	367,451,615	—	99,555	367,551,170
China	2,669,900,765	—	943,651 *	2,670,844,416
Greece	47,472,647	—	0 *	47,472,647
Hong Kong	—	—	0 *	0
India	1,449,024,356	—	1,009,419	1,450,033,775
Russia	—	—	22,086	22,086
Preferred Stocks[1]	145,149,754	—	—	145,149,754
Colombia	656,576	—	316,626	973,202
Short-Term Investments[1]	64,865,132	—	—	64,865,132
Liabilities
Futures Contracts[2]	(589,747)	—	—	(589,747)
Total	$8,285,639,169	$—	$2,391,337	$8,288,030,506

*	Level 3 amount shown includes securities determined to have no value at May 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89451MAY23